Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$5	$3,642
4.65%, 10/01/28 (Call 07/01/28)	25	24,343
4.75%, 03/30/30 (Call 12/30/29)	5	4,851
5.38%, 06/15/33 (Call 03/15/33)	5	4,947
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,549
2.60%, 08/01/31 (Call 05/01/31)	15	12,585
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	5	4,848
		63,765
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.20%, 02/04/26 (Call 06/11/24)	67	62,882
2.25%, 06/15/26 (Call 03/15/26)	15	13,927
2.70%, 02/01/27 (Call 12/01/26)	5	4,587
2.80%, 03/01/27 (Call 12/01/26)	5	4,588
2.95%, 02/01/30 (Call 11/01/29)	5	4,248
3.10%, 05/01/26 (Call 03/01/26)	10	9,468
3.25%, 02/01/35 (Call 11/01/34)	5	3,780
3.45%, 11/01/28 (Call 08/01/28)	5	4,499
3.50%, 03/01/39 (Call 09/01/38)	5	3,532
3.60%, 05/01/34 (Call 02/01/34)	52	41,336
3.63%, 02/01/31 (Call 11/01/30)	65	56,478
3.63%, 03/01/48 (Call 09/01/47)	10	6,450
3.75%, 02/01/50 (Call 08/01/49)	5	3,246
3.90%, 05/01/49 (Call 11/01/48)	5	3,344
3.95%, 08/01/59 (Call 02/01/59)	15	9,446
5.04%, 05/01/27 (Call 03/01/27)	35	34,198
5.15%, 05/01/30 (Call 02/01/30)	10	9,540
5.71%, 05/01/40 (Call 11/01/39)	60	55,171
5.81%, 05/01/50 (Call 11/01/49)	20	17,904
5.93%, 05/01/60 (Call 11/01/59)	45	39,726
6.53%, 05/01/34 (Call 02/01/34)(a)	25	25,341
6.88%, 03/15/39	20	20,541
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	30	27,921
3.75%, 05/15/28 (Call 02/15/28)	85	81,573
4.25%, 04/01/40 (Call 10/01/39)	30	26,403
4.25%, 04/01/50 (Call 10/01/49)	15	12,583
General Electric Co., 6.75%, 03/15/32	10	10,919
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	5	4,951
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	10	9,595
4.95%, 08/15/25 (Call 05/15/25)	5	4,937
Howmet Aerospace Inc., 5.95%, 02/01/37	25	25,616
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,862
3.85%, 12/15/26 (Call 09/15/26)	25	24,111
4.40%, 06/15/28 (Call 03/15/28)	85	82,232
4.85%, 04/27/35 (Call 10/27/34)	15	14,132
5.05%, 04/27/45 (Call 10/27/44)	10	9,242
5.40%, 07/31/33 (Call 04/30/33)	35	34,709
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	10	6,366
3.80%, 03/01/45 (Call 09/01/44)	25	19,832
4.09%, 09/15/52 (Call 03/15/52)	35	28,052
4.70%, 05/15/46 (Call 11/15/45)	15	13,548
4.95%, 10/15/25 (Call 09/15/25)	5	4,986
Security	Par (000)	Value

Aerospace & Defense (continued)
5.10%, 11/15/27 (Call 10/15/27)	$5	$5,028
5.25%, 01/15/33 (Call 10/15/32)	30	30,375
5.90%, 11/15/63 (Call 05/15/63)	5	5,266
Series B, 6.15%, 09/01/36	5	5,381
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	4,700
3.85%, 04/15/45 (Call 10/15/44)	10	7,831
4.03%, 10/15/47 (Call 04/15/47)	35	27,764
4.40%, 05/01/30 (Call 02/01/30)	5	4,808
4.70%, 03/15/33 (Call 12/15/32)	5	4,809
5.25%, 05/01/50 (Call 11/01/49)	20	18,999
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)	20	16,940
2.82%, 09/01/51 (Call 03/01/51)	30	18,257
3.03%, 03/15/52 (Call 09/15/51)	30	19,097
3.13%, 05/04/27 (Call 02/04/27)	65	61,512
3.50%, 03/15/27 (Call 12/15/26)	70	66,976
3.75%, 11/01/46 (Call 05/01/46)	35	26,271
4.13%, 11/16/28 (Call 08/16/28)	5	4,790
4.35%, 04/15/47 (Call 10/15/46)	25	20,602
4.50%, 06/01/42	25	21,708
4.63%, 11/16/48 (Call 05/16/48)	30	25,763
4.80%, 12/15/43 (Call 06/15/43)	10	8,903
5.15%, 02/27/33 (Call 11/27/32)	10	9,832
5.38%, 02/27/53 (Call 08/27/52)	25	23,726
6.00%, 03/15/31 (Call 01/15/31)	10	10,381
6.05%, 06/01/36	5	5,181
6.10%, 03/15/34 (Call 12/15/33)	30	31,389
		1,371,091
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	30	24,097
3.40%, 05/06/30 (Call 02/06/30)	5	4,494
3.40%, 02/04/41 (Call 08/04/40)	20	14,306
3.70%, 02/04/51 (Call 08/04/50)	20	13,463
3.88%, 09/16/46 (Call 03/16/46)	20	14,486
4.45%, 05/06/50 (Call 11/06/49)	10	7,657
4.80%, 02/14/29 (Call 11/14/28)	35	34,331
5.38%, 01/31/44	20	18,983
5.80%, 02/14/39 (Call 08/14/38)	15	14,901
5.95%, 02/14/49 (Call 08/14/48)	30	29,303
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5	4,726
2.90%, 03/01/32 (Call 12/01/31)	20	16,950
3.25%, 03/27/30 (Call 12/27/29)	10	9,048
3.75%, 09/15/47 (Call 03/15/47)	5	3,754
4.50%, 08/15/33 (Call 05/15/33)	15	14,163
4.50%, 03/15/49 (Call 09/15/48)	20	16,830
5.38%, 09/15/35	9	9,082
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(b)	45	40,138
3.46%, 09/06/29 (Call 06/06/29)	5	4,540
3.56%, 08/15/27 (Call 05/15/27)(b)	23	21,779
4.39%, 08/15/37 (Call 02/15/37)	50	42,182
4.54%, 08/15/47 (Call 02/15/47)	17	13,191
4.70%, 04/02/27 (Call 02/02/27)	5	4,913
4.74%, 03/16/32 (Call 12/16/31)	15	14,220
5.28%, 04/02/50 (Call 10/02/49)	20	17,005
6.00%, 02/20/34 (Call 11/20/33)	15	15,164
7.08%, 08/02/43 (Call 02/02/43)	15	16,008
7.08%, 08/02/53 (Call 02/02/53)	60	64,493

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	$40	$37,360
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,540
2.75%, 05/14/31 (Call 02/14/31)	25	21,299
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5	4,603
2.10%, 05/01/30 (Call 02/01/30)	5	4,212
3.38%, 08/11/25 (Call 05/11/25)	5	4,887
3.38%, 08/15/29 (Call 05/15/29)	30	27,634
3.88%, 08/21/42	20	15,638
4.25%, 11/10/44	26	21,104
4.38%, 11/15/41	20	16,826
4.88%, 02/13/26	5	4,964
4.88%, 11/15/43	15	13,342
5.13%, 11/17/27 (Call 10/17/27)	55	54,884
5.13%, 02/15/30 (Call 12/15/29)	25	24,813
5.25%, 02/13/34 (Call 11/13/33)	25	24,476
5.38%, 02/15/33 (Call 11/15/32)	30	29,751
5.63%, 11/17/29 (Call 09/17/29)	30	30,540
5.75%, 11/17/32 (Call 08/17/32)	25	25,503
6.38%, 05/16/38	30	32,173
Reynolds American Inc., 5.70%, 08/15/35
(Call 02/15/35)	5	4,902
		912,658
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	22	20,457
Series 2016-2, Class AA, 3.20%, 12/15/29	7	6,199
Series 2016-3, Class AA, 3.00%, 04/15/30	6	5,887
Series 2017-2, Class AA, 3.35%, 04/15/31	3	3,086
Series A, Class A, 2.88%, 01/11/36	9	7,768
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	8	7,113
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,396
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	10	8,577
3.00%, 11/15/26 (Call 08/15/26)	5	4,712
5.13%, 06/15/27 (Call 04/15/27)	20	19,868
United Airlines Pass Through Trust
5.80%, 07/15/37	25	25,008
Series 2013-1, Class A, 4.30%, 02/15/27	16	15,508
Series 2014-2, Class A, 3.75%, 03/03/28	21	20,132
Series 2016-1, Class AA, 3.10%, 01/07/30	13	12,086
Series 2016-2, Class AA, 2.88%, 04/07/30	10	9,016
Series 2020-1, 5.88%, 04/15/29	14	13,758
Series 2020-1, Class B, 4.88%, 07/15/27	13	12,431
		195,002
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	5	4,700
2.85%, 03/27/30 (Call 12/27/29)	40	35,814
3.25%, 03/27/40 (Call 09/27/39)	15	11,729
3.38%, 11/01/46 (Call 05/01/46)	20	14,676
3.38%, 03/27/50 (Call 09/27/49)	15	10,835
3.63%, 05/01/43 (Call 11/01/42)	35	27,796
3.88%, 11/01/45 (Call 05/01/45)	15	12,061
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	24,654
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	9,795
Security	Par (000)	Value

Apparel (continued)
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	$10	$8,031
7.00%, 11/27/26	25	25,658
7.35%, 11/27/28 (Call 10/27/28)	15	15,534
7.85%, 11/27/33 (Call 08/27/33)	15	15,802
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	10	9,071
		226,156
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,172
2.00%, 03/24/28	10	8,954
2.25%, 01/12/29	25	22,135
4.90%, 01/10/34	25	24,204
5.85%, 10/04/30	10	10,383
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	5	4,737
1.50%, 09/01/30 (Call 06/01/30)	25	20,323
2.60%, 09/01/50 (Call 03/01/50)	5	3,011
5.15%, 02/20/34 (Call 11/20/33)	25	24,952
Ford Motor Co., 4.75%, 01/15/43	45	36,372
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	200	177,246
4.13%, 08/17/27 (Call 06/17/27)	200	189,594
4.39%, 01/08/26	200	195,341
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5	4,803
5.20%, 04/01/45	10	8,799
5.40%, 10/15/29 (Call 08/15/29)	10	9,911
5.40%, 04/01/48 (Call 10/01/47)	15	13,353
5.60%, 10/15/32 (Call 07/15/32)	15	14,924
5.95%, 04/01/49 (Call 10/01/48)(b)	60	57,836
6.25%, 10/02/43	10	9,958
6.75%, 04/01/46 (Call 10/01/45)	5	5,247
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	32,298
2.35%, 01/08/31 (Call 10/08/30)	30	24,455
2.40%, 04/10/28 (Call 02/10/28)	25	22,307
2.70%, 06/10/31 (Call 03/10/31)	30	24,703
2.75%, 06/20/25 (Call 05/20/25)	5	4,849
3.10%, 01/12/32 (Call 10/12/31)	25	20,932
3.60%, 06/21/30 (Call 03/21/30)	15	13,401
4.00%, 10/06/26 (Call 07/06/26)	30	28,990
4.35%, 01/17/27 (Call 10/17/26)	10	9,738
5.00%, 04/09/27 (Call 03/09/27)	40	39,562
5.80%, 06/23/28 (Call 05/23/28)	5	5,040
5.85%, 04/06/30 (Call 02/06/30)	5	5,040
6.05%, 10/10/25	5	5,026
Honda Motor Co. Ltd., 2.53%, 03/10/27
(Call 02/10/27)(b)	40	37,398
PACCAR Financial Corp.
1.10%, 05/11/26	15	13,898
3.55%, 08/11/25	5	4,907
4.45%, 03/30/26	5	4,947
5.05%, 08/10/26	5	4,993
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,737
3.05%, 01/11/28	5	4,680
3.65%, 08/18/25	20	19,613
3.95%, 06/30/25	45	44,377
4.45%, 06/29/29	20	19,524
4.55%, 05/17/30	5	4,872

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.63%, 01/12/28	$50	$49,426
4.70%, 01/12/33	5	4,846
4.80%, 01/05/34	5	4,820
5.00%, 08/14/26	50	49,830
5.40%, 11/10/25	35	35,076
5.45%, 11/10/27	5	5,066
		1,399,606
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	30	18,456
4.35%, 03/15/29 (Call 12/15/28)	10	9,590
4.40%, 10/01/46 (Call 04/01/46)	10	7,819
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	25	21,561
4.15%, 05/01/52 (Call 11/01/51)	5	3,749
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	35	32,329
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,486
3.55%, 01/15/52 (Call 07/15/51)	10	6,853
4.25%, 05/15/29 (Call 02/15/29)	10	9,473
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	10	8,553
4.15%, 10/01/25 (Call 07/01/25)	10	9,825
5.50%, 03/21/33 (Call 12/21/32)	5	5,079
		137,773
Banks — 7.2%
Banco Bilbao Vizcaya Argentaria SA, 5.86%, 09/14/26
(Call 09/14/25), (1-year CMT + 2.300%)(c)	200	199,907
Banco Santander SA
1.85%, 03/25/26	25	23,391
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(c).	25	24,003
4.25%, 04/11/27	25	24,164
4.38%, 04/12/28	225	215,273
5.15%, 08/18/25	50	49,560
5.18%, 11/19/25	250	247,459
5.54%, 03/14/30 (Call 03/14/29),
(1-year CMT + 1.450%)(c).	200	198,530
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(c)	10	9,405
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(c)	25	23,875
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(c)	10	9,234
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(c)	15	12,242
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(c)	55	48,506
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(c)	45	36,618
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(c).	25	19,987
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(c)	55	47,143
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(c)	35	28,870
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(c)	25	21,423
Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(c)	$5	$3,486
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(c)	115	96,607
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(c)	15	9,438
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(c)	50	42,155
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(c)	25	16,312
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(c)	40	36,080
3.25%, 10/21/27 (Call 10/21/26)	60	56,628
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(c)	50	37,842
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(c)	80	74,882
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(c)	25	24,120
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(c).	5	4,384
3.88%, 08/01/25	20	19,660
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(c)	52	49,513
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(c)	105	98,952
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(c)	20	16,933
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(c)	75	59,845
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(c)	25	22,026
4.25%, 10/22/26	75	73,056
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(c)	40	33,456
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(c)	40	34,276
4.45%, 03/03/26	50	49,133
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(c)	45	42,268
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(c)	10	9,902
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(c)	90	88,903
5.00%, 01/21/44	40	37,958
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(c)	65	63,301
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(c)	15	14,894
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(c)	125	124,315
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(c)	75	73,830
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(c)	85	84,489
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(c)	50	50,845
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(c)	90	92,109
5.88%, 02/07/42	35	36,721

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(c)	$60	$60,578
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(c)	10	10,282
Series L, 4.75%, 04/21/45	25	22,591
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(c)	5	4,674
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(c)	20	16,806
Bank of America NA, 5.53%, 08/18/26 (Call 07/17/26)	270	271,536
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(c)	10	8,100
3.70%, 06/07/25	5	4,909
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(c)	5	4,672
5.30%, 06/05/26	5	4,991
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32 (Call 10/26/31)	25	20,766
3.30%, 08/23/29 (Call 05/23/29)	5	4,552
3.85%, 04/28/28	5	4,807
3.85%, 04/26/29 (Call 02/26/29)	5	4,756
4.98%, 03/14/30 (Call 03/14/29),
(1-day SOFR +1.085%)(c).	30	29,664
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(c)	5	5,210
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(c)	15	16,158
Bank of Nova Scotia (The)
1.30%, 06/11/25	20	19,159
1.35%, 06/24/26	5	4,613
1.95%, 02/02/27	5	4,595
2.15%, 08/01/31	10	8,139
2.70%, 08/03/26	10	9,456
4.50%, 12/16/25	5	4,911
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(c)	10	8,966
4.85%, 02/01/30	20	19,596
5.65%, 02/01/34	15	15,174
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(c)	20	18,432
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(c)	25	21,489
4.38%, 01/12/26	200	195,976
4.95%, 01/10/47	20	18,056
5.20%, 05/12/26	10	9,869
5.25%, 08/17/45	20	19,113
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(c)	200	210,588
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(c)	200	219,910
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	45	42,369
1.25%, 06/22/26 (Call 05/22/26)	5	4,607
3.60%, 04/07/32 (Call 03/07/32)	10	8,824
3.95%, 08/04/25	5	4,913
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(c)	35	32,564
Security	Par (000)	Value

Banks (continued)
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(c)	$10	$8,200
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(c)	35	29,102
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(c)	30	25,580
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(c)	70	60,640
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(c)	15	10,524
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(c)	15	13,294
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(c)	50	42,273
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(c)	55	51,755
3.20%, 10/21/26 (Call 07/21/26)	30	28,526
3.40%, 05/01/26	60	57,827
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(c)	20	18,856
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(c)	5	4,750
3.70%, 01/12/26	80	77,867
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(c)	40	35,550
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(c)	25	24,080
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(c)	40	37,611
4.13%, 07/25/28(b)	20	19,112
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(c)	20	16,688
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(c)	45	42,738
4.45%, 09/29/27	35	34,028
4.65%, 07/23/48 (Call 06/23/48)	29	25,509
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(c)	15	14,732
4.75%, 05/18/46	25	21,892
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(c)	35	33,554
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(c)	5	4,836
5.88%, 02/22/33	85	87,066
6.00%, 10/31/33	10	10,303
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(c)	35	35,530
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(c)	50	52,462
6.63%, 06/15/32	75	79,855
8.13%, 07/15/39	30	37,534
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	5	4,215
2.64%, 09/30/32 (Call 07/02/32)	5	3,802
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(c)	10	9,245
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	49,854
Credit Suisse AG/New York, 7.50%, 02/15/28	250	266,943
Deutsche Bank AG, 4.10%, 01/13/26	5	4,891
Deutsche Bank AG/New York
1.69%, 03/19/26	25	23,443

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(c)	$20	$18,374
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(c)	240	211,209
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(c)	5	4,569
3.95%, 03/14/28 (Call 02/14/28)	5	4,752
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(c)	15	14,855
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(c)	5	5,091
8.25%, 03/01/38	15	17,580
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,109
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,150
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(c)	5	4,667
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(c)	60	55,803
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(c)	40	36,558
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(c)	35	32,182
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(c)	135	110,162
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(c)	35	29,217
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(c)	30	27,874
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(c)	30	24,831
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(c)	25	17,665
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(c)	85	72,196
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(c)	20	15,134
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(c)	50	47,679
3.85%, 01/26/27 (Call 01/26/26)	25	24,132
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(c)	30	25,458
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(c)	25	23,961
4.25%, 10/21/25	10	9,823
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(c)	50	44,278
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(c)	25	24,362
4.75%, 10/21/45 (Call 04/21/45)	35	31,645
4.80%, 07/08/44 (Call 01/08/44)	30	27,288
5.15%, 05/22/45	20	18,916
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(c)	70	70,062
6.25%, 02/01/41	25	26,783
6.45%, 05/01/36	30	31,902
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(c)	25	26,805
6.75%, 10/01/37	30	32,480
HSBC Bank USA NA, 7.00%, 01/15/39	70	79,018
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(c)	$200	$192,771
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(c)	150	139,642
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(c)	200	196,319
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(c)	200	192,989
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	200	195,783
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(c)	105	103,674
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(c)	200	208,453
6.50%, 09/15/37	20	20,928
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(c)	5	4,836
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(c)	5	4,713
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(c)	15	14,729
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(c)	25	25,479
ING Groep NV, 5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(c)	200	198,467
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(c)	50	46,818
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(c)	50	45,752
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(c)	55	51,150
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(c)	5	4,032
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(c)	5	4,044
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	45	41,090
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(c)	30	25,763
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(c)	20	16,528
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(c)	35	29,393
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(c)	40	35,177
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(c)	31	26,929
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(c)	55	46,595
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(c)	30	22,516
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(c)	40	27,175
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(c)	50	37,234
3.20%, 06/15/26 (Call 03/15/26)	95	91,390
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(c)	40	28,179

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(c)	$50	$47,049
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(c)	50	46,472
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(c)	35	29,937
3.90%, 07/15/25 (Call 04/15/25)	25	24,582
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(c)	30	23,779
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(c)	30	29,260
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(c)	50	39,950
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	30	28,746
4.25%, 10/01/27	40	38,976
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(c)	20	16,860
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(c)	50	48,627
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(c)	5	4,800
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(c)	30	28,378
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	60	59,198
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(c)	120	116,242
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(c)	25	24,962
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(c)	50	49,452
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(c)	50	49,649
5.50%, 10/15/40	15	15,149
5.60%, 07/15/41	15	15,343
5.63%, 08/16/43	20	20,423
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(c)	65	65,699
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(c)	20	21,106
6.40%, 05/15/38	75	83,059
8.00%, 04/29/27	45	48,412
KeyCorp
2.25%, 04/06/27	30	27,146
2.55%, 10/01/29	10	8,438
4.10%, 04/30/28	5	4,698
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(c)	15	13,627
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	20	11,439
0.00%, 06/29/37(d)	175	94,327
0.38%, 07/18/25	205	194,325
0.63%, 01/22/26	15	13,971
1.00%, 10/01/26	10	9,168
1.75%, 09/14/29	5	4,340
3.13%, 06/10/25	15	14,685
3.75%, 02/15/28	50	48,407
3.88%, 06/15/28	10	9,711
4.13%, 07/15/33	5	4,817
4.63%, 08/07/26	20	19,891
Security	Par (000)	Value

Banks (continued)
5.13%, 09/29/25	$5	$4,999
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	3,985
2.38%, 06/10/25	10	9,711
3.88%, 06/14/28	10	9,703
Series 37, 2.50%, 11/15/27	15	13,932
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	78,363
M&T Bank Corp., 7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(c)	15	15,767
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	166,990
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(c)	200	200,801
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(c).	200	184,135
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(c)	200	165,533
3.66%, 02/28/27	15	14,367
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(c)	20	20,141
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(c).	5	5,064
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(c)	20	20,275
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(c)	85	78,868
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(c)	45	35,923
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(c)	25	20,270
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(c)	60	47,285
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(c)	45	36,975
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(c)	40	34,797
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(c)	30	18,853
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(c)	75	63,201
3.13%, 07/27/26	5	4,777
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(c)	25	18,640
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(c)	40	36,519
3.63%, 01/20/27	50	48,084
3.95%, 04/23/27	15	14,473
3.97%, 07/22/38 (Call 07/22/37)(c)	65	54,845
4.00%, 07/23/25	5	4,920
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(c)	60	58,154
4.38%, 01/22/47	15	12,898
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(c)	80	77,024
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(c)	10	8,949
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(c)	50	47,912
5.00%, 11/24/25	55	54,563

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	$10	$9,931
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(c)	25	24,448
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(c)	30	28,631
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(c)	50	50,157
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(c)	50	49,651
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(c)	25	25,284
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(c).	50	49,643
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	25	25,705
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(c)	30	31,720
6.38%, 07/24/42	20	22,189
7.25%, 04/01/32	50	56,530
Morgan Stanley Bank NA, 5.48%, 07/16/25
(Call 06/16/25)	60	60,048
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(c)	200	184,707
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	200	194,861
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	5	4,213
6.13%, 11/02/32 (Call 08/02/32)(b).	5	5,188
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,405
0.50%, 02/02/26	105	97,388
3.63%, 09/09/27	10	9,652
4.13%, 01/20/26	5	4,925
4.25%, 03/01/28	25	24,565
4.63%, 11/03/25	10	9,925
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(c)	5	4,119
2.55%, 01/22/30 (Call 10/24/29)	5	4,343
3.15%, 05/19/27 (Call 04/19/27)	5	4,738
3.45%, 04/23/29 (Call 01/23/29)	42	38,771
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(c)	5	4,629
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(c)	10	9,875
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(c)	30	28,805
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(c)	5	4,992
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(c)	25	24,994
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(c)	40	40,059
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(c)	30	30,792
Regions Financial Corp., 7.38%, 12/10/37	5	5,494
Royal Bank of Canada
1.15%, 06/10/25	40	38,324
1.15%, 07/14/26	5	4,587
Security	Par (000)	Value

Banks (continued)
2.30%, 11/03/31	$30	$24,700
3.88%, 05/04/32	25	22,794
4.88%, 01/12/26	5	4,966
4.90%, 01/12/28	5	4,953
4.95%, 02/01/29	25	24,776
5.00%, 02/01/33	5	4,901
5.00%, 05/02/33	5	4,920
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	5	4,825
4.50%, 07/17/25 (Call 04/17/25)	5	4,922
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(c)	5	4,974
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	5	5,097
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(c)	5	5,113
State Street Corp.
2.20%, 03/03/31	10	8,293
2.65%, 05/19/26	5	4,765
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(c)	15	14,749
5.27%, 08/03/26 (Call 07/03/26)	5	4,999
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	174,337
3.78%, 03/09/26	5	4,866
5.77%, 01/13/33	205	210,265
6.18%, 07/13/43	25	27,269
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	5	4,953
Toronto-Dominion Bank (The)
0.75%, 09/11/25	5	4,717
1.20%, 06/03/26	10	9,216
2.00%, 09/10/31	5	4,033
3.20%, 03/10/32	10	8,618
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(c)	20	19,082
3.77%, 06/06/25	10	9,829
4.11%, 06/08/27	15	14,534
4.46%, 06/08/32	25	23,507
4.69%, 09/15/27	5	4,914
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	55	53,984
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(c)	5	4,348
1.95%, 06/05/30 (Call 03/05/30)	10	8,203
3.70%, 06/05/25 (Call 05/05/25)	100	98,069
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(c)	5	4,804
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(c)	55	53,810
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(c)	5	4,612
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(c)	30	28,557
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(c)	25	24,851
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(c)	25	25,092
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(c)	5	5,103
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	10	8,000

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(c).	$15	$11,724
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(c)	20	16,388
3.10%, 04/27/26 (Call 03/27/26)	5	4,793
3.95%, 11/17/25 (Call 10/17/25)	5	4,897
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(c)	15	14,597
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(c)	20	18,828
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(c)	25	23,347
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(c)	55	55,085
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(c)	15	15,162
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(c)	30	30,221
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(c)	30	30,336
Series V, 2.38%, 07/22/26 (Call 06/22/26)	35	32,983
UBS Group AG
4.55%, 04/17/26	150	147,441
4.88%, 05/15/45	25	22,776
Wachovia Corp., 5.50%, 08/01/35	1	984
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(c)	70	64,190
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(c)	30	25,806
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(c)	55	48,449
3.00%, 04/22/26	5	4,787
3.00%, 10/23/26	55	52,148
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(c)	55	40,382
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(c)	65	56,040
3.90%, 05/01/45	25	20,014
4.10%, 06/03/26	40	38,993
4.15%, 01/24/29 (Call 10/24/28)	50	47,899
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(c)	10	9,517
4.65%, 11/04/44	25	21,454
4.75%, 12/07/46	20	17,217
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(c)	15	14,732
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(c)	30	28,707
4.90%, 11/17/45	30	26,449
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(c)	90	82,035
5.38%, 11/02/43	65	61,587
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(c)	25	24,600
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(c)	75	74,635
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(c)	60	60,357
5.61%, 01/15/44	52	50,488
5.95%, 12/01/86 (Call 12/15/36)	30	30,139
Security	Par (000)	Value

Banks (continued)
6.00%, 10/28/25 (Call 10/28/24)(b)	$5	$5,005
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(c)	50	53,198
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,357
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(c).	25	20,512
2.96%, 11/16/40	15	10,443
3.13%, 11/18/41	10	7,022
3.35%, 03/08/27	15	14,344
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(c)	15	13,790
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(c)	30	28,927
4.42%, 07/24/39	30	26,311
6.82%, 11/17/33	15	16,057
		15,860,622
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	60	56,674
4.90%, 02/01/46 (Call 08/01/45)	110	101,118
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	20	18,801
4.90%, 02/01/46 (Call 08/01/45)	50	45,398
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	5	4,619
4.38%, 04/15/38 (Call 10/15/37)	20	18,052
4.44%, 10/06/48 (Call 04/06/48)	25	21,286
4.60%, 04/15/48 (Call 10/15/47)	6	5,275
4.75%, 01/23/29 (Call 10/23/28)	50	49,629
4.90%, 01/23/31 (Call 10/23/30)	5	4,990
4.95%, 01/15/42	25	23,401
5.45%, 01/23/39 (Call 07/23/38)	25	25,061
5.55%, 01/23/49 (Call 07/23/48)	75	75,074
5.80%, 01/23/59 (Call 07/23/58)	35	36,275
8.00%, 11/15/39	10	12,502
Coca-Cola Co. (The)
1.00%, 03/15/28	50	43,576
1.38%, 03/15/31	40	31,911
1.50%, 03/05/28	5	4,447
1.65%, 06/01/30	45	37,341
2.25%, 01/05/32	5	4,173
2.50%, 06/01/40	10	7,020
2.50%, 03/15/51	35	21,109
2.88%, 05/05/41	5	3,677
3.00%, 03/05/51	35	23,559
3.38%, 03/25/27	10	9,632
3.45%, 03/25/30	5	4,638
4.20%, 03/25/50	10	8,510
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	5	4,517
3.60%, 02/15/28 (Call 11/15/27)	40	37,743
3.70%, 12/06/26 (Call 09/06/26)	30	28,859
3.75%, 05/01/50 (Call 11/01/49)	30	22,043
4.10%, 02/15/48 (Call 08/15/47)	15	11,769
4.35%, 05/09/27 (Call 04/09/27)	55	53,678
4.40%, 11/15/25 (Call 09/15/25)	10	9,852
4.75%, 12/01/25	10	9,888
4.75%, 05/09/32 (Call 02/09/32)	25	23,936

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	$150	$126,661
3.88%, 04/29/43 (Call 10/29/42)	5	4,106
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	9,408
3.35%, 03/15/51 (Call 09/15/50)	15	10,192
3.40%, 11/15/25 (Call 08/15/25)	5	4,858
3.80%, 05/01/50 (Call 11/01/49)	5	3,731
3.95%, 04/15/29 (Call 02/15/29)	30	28,394
4.05%, 04/15/32 (Call 01/15/32)	15	13,841
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	15	14,292
4.20%, 07/15/46 (Call 01/15/46)	55	44,087
5.00%, 05/01/42	15	13,700
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,974
1.95%, 10/21/31 (Call 07/21/31)	10	8,175
2.63%, 03/19/27 (Call 01/19/27)	5	4,699
2.63%, 07/29/29 (Call 04/29/29)	5	4,504
2.63%, 10/21/41 (Call 04/21/41)	30	20,980
2.75%, 03/19/30 (Call 12/19/29)	35	31,117
2.75%, 10/21/51 (Call 04/21/51)	5	3,163
2.88%, 10/15/49 (Call 04/15/49)	25	16,561
3.00%, 10/15/27 (Call 07/15/27)	5	4,707
3.38%, 07/29/49 (Call 01/29/49)	18	13,036
3.45%, 10/06/46 (Call 04/06/46)	15	11,271
3.60%, 02/18/28 (Call 01/18/28)	5	4,798
3.90%, 07/18/32 (Call 04/18/32)	10	9,279
4.20%, 07/18/52 (Call 01/18/52)	25	20,817
4.45%, 05/15/28 (Call 04/15/28)	15	14,847
4.88%, 11/01/40	10	9,627
7.00%, 03/01/29	5	5,459
		1,384,317
Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	20	17,396
2.45%, 02/21/30 (Call 11/21/29)	35	30,310
2.77%, 09/01/53 (Call 03/01/53)	25	14,912
2.80%, 08/15/41 (Call 02/15/41)	20	14,072
3.15%, 02/21/40 (Call 08/21/39)	30	22,408
3.20%, 11/02/27 (Call 08/02/27)	70	65,740
4.05%, 08/18/29 (Call 06/18/29)	10	9,509
4.20%, 03/01/33 (Call 12/01/32)	5	4,609
4.20%, 02/22/52 (Call 08/22/51)	5	3,964
4.40%, 05/01/45 (Call 11/01/44)	20	16,856
4.40%, 02/22/62 (Call 08/22/61)	20	15,845
4.56%, 06/15/48 (Call 12/15/47)	30	25,370
4.66%, 06/15/51 (Call 12/15/50)	80	68,415
4.88%, 03/01/53 (Call 09/01/52)	5	4,401
5.25%, 03/02/30 (Call 01/02/30)	45	45,126
5.25%, 03/02/33 (Call 12/02/32)	65	64,507
5.60%, 03/02/43 (Call 09/02/42)	65	64,361
5.65%, 03/02/53 (Call 09/02/52)	60	59,182
5.75%, 03/02/63 (Call 09/02/62)	25	24,579
6.40%, 02/01/39	20	21,398
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	35	29,486
3.15%, 05/01/50 (Call 11/01/49)	50	32,335
4.05%, 09/15/25 (Call 06/15/25)	20	19,650
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	22,115
Security	Par (000)	Value

Biotechnology (continued)
2.80%, 10/01/50 (Call 04/01/50)	$30	$18,701
2.95%, 03/01/27 (Call 12/01/26)	35	33,131
3.65%, 03/01/26 (Call 12/01/25)	50	48,604
4.00%, 09/01/36 (Call 03/01/36)	10	8,743
4.15%, 03/01/47 (Call 09/01/46)	25	20,211
4.50%, 02/01/45 (Call 08/01/44)	15	12,893
4.75%, 03/01/46 (Call 09/01/45)	15	13,306
4.80%, 04/01/44 (Call 10/01/43)	25	22,477
5.55%, 10/15/53 (Call 04/15/53)	5	4,960
5.65%, 12/01/41 (Call 06/01/41)	10	10,044
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	15	12,265
5.75%, 12/13/27 (Call 11/13/27)	5	5,028
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	8,144
2.80%, 09/15/50 (Call 03/15/50)	30	18,313
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	45	40,144
2.20%, 09/02/30 (Call 06/02/30)	20	16,528
3.35%, 09/02/51 (Call 03/02/51)	20	12,739
3.55%, 09/02/50 (Call 03/02/50)	30	20,092
		1,022,869
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	30	27,925
2.70%, 02/15/31 (Call 11/15/30)	20	17,106
2.72%, 02/15/30 (Call 11/15/29)	20	17,550
3.38%, 04/05/40 (Call 10/05/39)	15	11,590
3.58%, 04/05/50 (Call 10/05/49)	45	32,746
5.80%, 11/30/25	15	15,071
5.90%, 03/15/34 (Call 12/15/33)	25	25,970
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,169
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,513
4.00%, 06/15/25 (Call 03/15/25)	5	4,910
Johnson Controls International PLC, 4.50%, 02/15/47
(Call 08/15/46)	30	25,135
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 1.75%, 09/15/30
(Call 06/15/30)	10	8,186
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	5	4,754
1.70%, 08/01/27 (Call 06/01/27)	5	4,471
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	8,256
3.20%, 07/15/51 (Call 01/15/51)	10	6,743
3.45%, 06/01/27 (Call 03/01/27)	35	33,307
3.50%, 12/15/27 (Call 09/15/27)	25	23,635
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	5	4,068
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	20	16,275
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (Call 12/21/28)	15	14,203
4.65%, 11/01/44 (Call 05/01/44)	10	8,851
Trane Technologies Global Holding Co. Ltd., 5.75%,
06/15/43	15	15,199
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	9,076
3.90%, 04/01/27 (Call 01/01/27)	10	9,688
4.50%, 06/15/47 (Call 12/15/46)	20	16,824

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.70%, 03/01/48 (Call 09/01/47)	$5	$4,341
		392,562
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	175	160,447
2.70%, 05/15/40 (Call 11/15/39)	30	21,379
2.80%, 05/15/50 (Call 11/15/49)	30	19,177
4.80%, 03/03/33 (Call 12/03/32)	10	9,781
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	25	24,466
5.05%, 06/01/32 (Call 03/01/32)(b)	20	19,235
5.45%, 12/01/44 (Call 06/01/44)	15	13,549
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	30	30,410
6.33%, 07/15/29 (Call 05/15/29)	25	25,672
6.35%, 11/15/28 (Call 10/15/28)	5	5,133
6.38%, 07/15/32 (Call 04/15/32)	10	10,282
6.55%, 11/15/30 (Call 09/15/30)	10	10,444
6.70%, 11/15/33 (Call 08/15/33)	25	26,295
CF Industries Inc.
4.95%, 06/01/43	15	13,202
5.15%, 03/15/34	10	9,559
5.38%, 03/15/44	15	13,821
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	5	4,195
4.25%, 10/01/34 (Call 04/01/34)	5	4,576
4.38%, 11/15/42 (Call 05/15/42)	35	29,231
5.55%, 11/30/48 (Call 05/30/48)	15	14,346
6.30%, 03/15/33 (Call 12/15/32)(b)	10	10,586
6.90%, 05/15/53 (Call 11/15/52)	5	5,613
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	40	39,493
4.73%, 11/15/28 (Call 08/15/28)	25	24,820
5.32%, 11/15/38 (Call 05/15/38)	30	30,215
5.42%, 11/15/48 (Call 05/15/48)	10	10,080
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)	35	29,407
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	27,733
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	5	4,800
2.30%, 07/15/30 (Call 04/15/30)	20	17,085
4.80%, 05/15/33 (Call 02/15/33)	5	4,837
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	5	4,493
4.50%, 10/01/49 (Call 04/01/49)	5	3,855
5.65%, 05/18/33 (Call 02/18/33)(b)	20	19,667
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	25	23,604
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	25	13,421
3.20%, 01/30/26 (Call 10/30/25)	50	48,399
3.55%, 11/07/42 (Call 05/07/42)	10	7,932
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)	10	8,714
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	10	6,933
3.80%, 10/01/60 (Call 04/01/60)	10	6,781
4.20%, 05/01/50 (Call 11/01/49)	5	3,836
5.50%, 03/01/34 (Call 12/01/33)	25	24,708
Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
5.38%, 11/15/28 (Call 10/15/28)	$25	$24,992
5.45%, 11/15/33 (Call 05/15/33)	25	24,683
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	5	3,761
4.00%, 12/15/26 (Call 09/15/26)	5	4,837
4.20%, 04/01/29 (Call 01/01/29)	30	28,734
4.90%, 03/27/28 (Call 02/27/28)	5	4,943
5.88%, 12/01/36	10	10,215
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	20	18,572
3.75%, 03/15/28 (Call 12/15/27)	20	19,089
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	15	12,492
3.75%, 03/15/27 (Call 12/15/26)	10	9,548
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	5	4,480
3.45%, 08/01/25 (Call 05/01/25)	5	4,878
3.45%, 06/01/27 (Call 03/01/27)	95	90,472
3.80%, 08/15/49 (Call 02/15/49)	40	30,098
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	10	6,325
3.60%, 08/15/26 (Call 05/15/26)	10	9,601
5.00%, 08/15/46 (Call 02/15/46)	25	22,072
		1,172,004
Coal — 0.0%
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	5	4,955
6.25%, 07/15/41 (Call 01/15/41)	15	15,050
		20,005
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	30	26,644
3.38%, 09/15/25 (Call 06/15/25)	24	23,503
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	20	18,145
California Institute of Technology, 4.32%, 08/01/45	5	4,449
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/2121)	5	4,727
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	45	41,908
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	15	10,010
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	8,164
2.60%, 12/15/25 (Call 11/15/25)	15	14,341
George Washington University (The), 4.87%, 09/15/45	15	14,020
Georgetown University (The)
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	15	9,951
Series A, 5.22%, (Call 04/01/2118)	10	9,024
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,283
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	5	4,611
2.90%, 05/15/30 (Call 02/15/30)	15	12,981
4.15%, 08/15/49 (Call 02/15/49)	10	7,527
4.80%, 04/01/26 (Call 01/01/26)	5	4,927
5.30%, 08/15/29 (Call 06/15/29)	10	9,877
5.40%, 08/15/32 (Call 05/15/32)	10	9,811
5.95%, 08/15/52 (Call 02/15/52)	15	14,504
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	20	18,357
2.65%, 07/15/31 (Call 04/15/31)	5	4,011

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	$5	$4,559
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,193
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	3,138
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	27,026
2.41%, 06/01/50 (Call 12/01/49)	15	9,219
Massachusetts Institute of Technology
3.96%, 07/01/38	25	22,474
5.60%,	15	15,511
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	20	16,149
2.75%, 08/19/41 (Call 02/19/41)	5	3,445
3.25%, 05/20/50 (Call 11/20/49)	15	10,221
3.75%, 02/25/52 (Call 08/25/51)	15	11,210
4.25%, 08/08/32 (Call 05/08/32)	10	9,361
5.25%, 07/15/44	5	4,771
Northwestern University, 4.64%, 12/01/44	20	18,681
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	28,897
2.30%, 06/01/30 (Call 03/01/30)	35	29,964
2.65%, 10/01/26 (Call 08/01/26)	5	4,724
2.85%, 10/01/29 (Call 07/01/29)	20	17,949
3.25%, 06/01/50 (Call 12/01/49)	15	10,197
3.90%, 06/01/27 (Call 05/01/27)	10	9,678
5.05%, 06/01/52 (Call 12/01/51)	10	9,177
5.25%, 06/01/62 (Call 12/01/61)	10	9,145
President and Fellows of Harvard College, 3.15%,
07/15/46 (Call 01/15/46)	30	21,999
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	45	36,360
2.90%, 10/01/30 (Call 07/01/30)	25	21,807
3.05%, 10/01/41 (Call 04/01/41)	5	3,512
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	26,681
4.75%, 05/20/32 (Call 02/20/32)	5	4,857
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	5	3,064
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	5	4,505
2.90%, 03/01/32 (Call 12/01/31)	30	25,787
3.25%, 12/01/49 (Call 06/01/49)	15	10,539
3.70%, 03/01/52 (Call 09/01/51)	30	22,654
3.90%, 03/01/62 (Call 09/01/61)	20	14,873
4.25%, 05/01/29 (Call 02/01/29)	10	9,663
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	5	3,601
Trustees of Boston College, 3.13%, 07/01/52	20	13,935
Trustees of Boston University, Series CC, 4.06%,
10/01/48 (Call 04/01/48)	10	8,275
Trustees of Princeton University (The)
5.70%, 03/01/39	15	15,971
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	10	6,423
Trustees of the University of Pennsylvania (The),
4.67%, 09/01/2112	5	4,321
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	20	16,274
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b).	5	3,263
University of Miami, 4.06%, 04/01/52	10	8,112
Security	Par (000)	Value

Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$5	$3,964
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	7,670
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	5	3,258
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	15	8,969
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	19,063
Washington University (The), 3.52%, 04/15/54
(Call 10/15/53)	20	15,075
William Marsh Rice University
3.57%, 05/15/45	10	8,020
3.77%, 05/15/55	5	3,976
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	15	9,227
		921,162
Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,434
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	55	48,414
1.65%, 05/11/30 (Call 02/11/30)	5	4,185
1.65%, 02/08/31 (Call 11/08/30)	3	2,466
1.70%, 08/05/31 (Call 05/05/31)	10	8,118
2.40%, 08/20/50 (Call 02/20/50)(b)	45	27,138
2.45%, 08/04/26 (Call 05/04/26)	55	52,123
2.55%, 08/20/60 (Call 02/20/60)	40	23,924
2.65%, 05/11/50 (Call 11/11/49)	40	25,293
2.65%, 02/08/51 (Call 08/08/50)	50	31,425
2.80%, 02/08/61 (Call 08/08/60)	25	15,197
2.85%, 08/05/61 (Call 02/05/61)	10	6,110
2.90%, 09/12/27 (Call 06/12/27)	70	65,932
2.95%, 09/11/49 (Call 03/11/49)	40	27,057
3.00%, 11/13/27 (Call 08/13/27)	54	51,058
3.20%, 05/11/27 (Call 02/11/27)	65	62,195
3.25%, 02/23/26 (Call 11/23/25)	65	63,101
3.25%, 08/08/29 (Call 06/08/29)	5	4,650
3.35%, 02/09/27 (Call 11/09/26)	60	57,753
3.35%, 08/08/32 (Call 05/08/32)	30	27,029
3.45%, 02/09/45	15	11,653
3.75%, 09/12/47 (Call 03/12/47)	35	27,782
3.75%, 11/13/47 (Call 05/13/47)	25	19,861
3.85%, 05/04/43	55	46,046
3.85%, 08/04/46 (Call 02/04/46)	29	23,567
3.95%, 08/08/52 (Call 02/08/52)	10	8,056
4.10%, 08/08/62 (Call 02/08/62)	30	24,070
4.30%, 05/10/33 (Call 02/10/33)(b)	15	14,698
4.38%, 05/13/45	30	26,648
4.50%, 02/23/36 (Call 08/23/35)	85	82,661
4.65%, 02/23/46 (Call 08/23/45)	55	50,718
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	32,016
2.30%, 09/14/31 (Call 06/14/31)	5	3,953
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	4	2,720
4.90%, 10/01/26 (Call 08/01/26)	10	9,888
5.30%, 10/01/29 (Call 07/01/29)	5	5,005
5.75%, 02/01/33 (Call 11/01/32)	20	20,450
5.85%, 07/15/25 (Call 06/15/25)	15	15,045
6.02%, 06/15/26 (Call 03/15/26)	21	21,182
6.10%, 07/15/27 (Call 05/15/27)	5	5,118
6.20%, 07/15/30 (Call 04/15/30)	10	10,446
8.10%, 07/15/36 (Call 01/15/36)	25	29,843

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
8.35%, 07/15/46 (Call 01/15/46)	$25	$31,998
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	15	12,835
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5	4,611
2.20%, 03/15/31 (Call 12/15/30)	10	8,193
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	30	28,086
4.90%, 10/15/25 (Call 07/15/25)	15	14,894
6.20%, 10/15/35 (Call 04/15/35)	5	5,279
6.35%, 10/15/45 (Call 04/15/45)	35	37,109
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	15	13,841
2.20%, 06/17/25 (Call 05/17/25)	5	4,844
2.65%, 06/17/31 (Call 03/17/31)	10	8,398
3.00%, 06/17/27 (Call 04/17/27)	25	23,422
4.75%, 01/15/28 (Call 12/15/27)	20	19,719
5.50%, 01/15/33 (Call 10/15/32)	15	15,003
6.00%, 09/15/41(b)	35	35,785
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	83,682
2.85%, 05/15/40 (Call 11/15/39)	180	128,092
4.00%, 06/20/42	15	12,173
4.40%, 07/27/32 (Call 04/27/32)	5	4,721
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	15	13,297
3.15%, 10/15/31 (Call 07/15/31)	5	4,196
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	25	20,488
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	20	19,221
2.70%, 06/22/30 (Call 03/22/30)	5	4,316
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,437
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,626
3.10%, 02/01/32 (Call 11/01/31)	10	8,117
		1,682,411
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	5	4,753
3.25%, 08/15/32 (Call 05/15/32)	25	22,175
3.70%, 08/01/47 (Call 02/01/47)	10	7,917
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	20	13,321
4.15%, 03/15/47 (Call 09/15/46)	5	4,058
4.38%, 05/15/28 (Call 04/15/28)	65	63,648
5.15%, 05/15/53 (Call 11/15/52)	20	18,847
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	30	29,514
5.05%, 03/22/28 (Call 02/22/28)	30	30,084
5.05%, 03/22/53 (Call 09/22/52)	30	28,164
5.10%, 03/22/43 (Call 09/22/42)	30	28,951
5.20%, 03/22/63 (Call 09/22/62)	10	9,397
Procter & Gamble Co. (The)
0.55%, 10/29/25	5	4,699
1.00%, 04/23/26	5	4,652
1.90%, 02/01/27	5	4,639
2.45%, 11/03/26	15	14,164
2.80%, 03/25/27	40	37,931
3.00%, 03/25/30	55	50,281
3.60%, 03/25/50	15	11,768
3.95%, 01/26/28	10	9,767
4.10%, 01/26/26	15	14,795
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$5	$5,237
5.80%, 08/15/34	10	10,806
Unilever Capital Corp.
2.00%, 07/28/26	5	4,695
3.50%, 03/22/28 (Call 12/22/27)	150	142,696
5.90%, 11/15/32	31	32,850
		609,809
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	25	25,696
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	20	17,886
		43,582
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	10	9,388
2.45%, 10/29/26 (Call 09/29/26)	50	46,520
3.30%, 01/30/32 (Call 10/30/31)	150	127,767
3.65%, 07/21/27 (Call 04/21/27)	5	4,727
3.85%, 10/29/41 (Call 04/29/41)	15	11,690
3.88%, 01/23/28 (Call 10/23/27)	15	14,141
6.50%, 07/15/25 (Call 06/15/25)	10	10,076
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	25	22,123
3.50%, 08/01/25	15	14,637
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	30	27,702
2.10%, 09/01/28 (Call 07/01/28)	5	4,368
2.88%, 01/15/26 (Call 12/15/25)	15	14,340
2.88%, 01/15/32 (Call 10/15/31)	25	20,864
3.00%, 02/01/30 (Call 11/01/29)	20	17,618
3.13%, 12/01/30 (Call 09/01/30)	15	13,046
3.63%, 12/01/27 (Call 09/01/27)	18	16,941
4.63%, 10/01/28 (Call 07/01/28)	20	19,346
5.85%, 12/15/27 (Call 11/15/27)	10	10,103
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	15	14,598
Ally Financial Inc.
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(c)	20	20,678
8.00%, 11/01/31	35	38,345
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	55	50,455
3.13%, 05/20/26 (Call 04/20/26)	5	4,797
3.30%, 05/03/27 (Call 04/03/27)	50	47,535
3.95%, 08/01/25 (Call 07/01/25)	5	4,917
4.05%, 05/03/29 (Call 03/03/29)	25	23,967
4.05%, 12/03/42	30	25,210
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(c)	20	18,806
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(c)	15	14,662
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	40	37,947
5.15%, 05/15/33 (Call 02/15/33)	25	24,918
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	5	4,427
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	35	29,576
3.90%, 01/25/28 (Call 10/25/27)	5	4,779
4.35%, 04/15/30 (Call 01/15/30)	5	4,737
4.70%, 09/20/47 (Call 03/20/47)	20	17,034

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%,
04/15/50 (Call 10/15/49)	$20	$13,670
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	10	9,543
3.75%, 07/28/26 (Call 06/28/26)	33	31,823
3.75%, 03/09/27 (Call 02/09/27)	20	19,167
3.80%, 01/31/28 (Call 12/31/27)	55	52,121
4.20%, 10/29/25 (Call 09/29/25)	40	39,193
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(c)	40	39,350
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(c)	30	29,731
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(c)	45	43,299
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(c)	10	9,864
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(c)	30	30,732
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5	4,039
3.00%, 03/16/32 (Call 12/16/31)	15	12,842
3.65%, 01/12/27 (Call 10/12/26)	30	28,958
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	35	32,343
1.65%, 03/11/31 (Call 12/11/30)	15	11,958
1.95%, 12/01/31 (Call 09/01/31)	5	3,985
2.00%, 03/20/28 (Call 01/20/28)	35	31,273
2.30%, 05/13/31 (Call 02/13/31)	10	8,342
2.45%, 03/03/27 (Call 02/03/27)	10	9,287
2.90%, 03/03/32 (Call 12/03/31)(b)	5	4,248
3.25%, 05/22/29 (Call 02/22/29)	5	4,581
4.00%, 02/01/29 (Call 11/01/28)	40	38,325
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(c)	5	5,046
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(c)	30	30,467
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(c)	15	15,519
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(c)	25	25,841
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,558
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,063
4.15%, 06/15/48 (Call 12/15/47)	25	21,023
5.30%, 09/15/43 (Call 03/15/43)	65	65,089
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	20	20,909
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	15	14,334
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	16,088
2.95%, 08/12/51 (Call 02/12/51)	10	6,239
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	27,012
2.10%, 06/15/30 (Call 03/15/30)	40	33,667
3.00%, 06/15/50 (Call 12/15/49)	30	19,557
3.00%, 09/15/60 (Call 03/15/60)	10	6,025
3.75%, 12/01/25 (Call 09/01/25)	35	34,176
4.00%, 09/15/27 (Call 08/15/27)	25	24,139
4.25%, 09/21/48 (Call 03/21/48)	5	4,125
4.35%, 06/15/29 (Call 04/15/29)	5	4,829
4.95%, 06/15/52 (Call 12/15/51)	5	4,579
Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.75%, 01/15/26	$5	$4,862
5.38%, 11/30/43	10	9,447
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	5	4,945
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	8,063
2.75%, 10/15/32 (Call 07/15/32)	20	15,838
4.15%, 01/23/30	10	9,223
6.25%, 01/15/36	35	35,481
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	14,318
4.38%, 03/11/29 (Call 12/11/28)	5	4,772
Legg Mason Inc., 5.63%, 01/15/44	10	9,735
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	5	4,568
3.30%, 03/26/27 (Call 01/26/27)	20	19,151
3.35%, 03/26/30 (Call 12/26/29)	25	22,968
3.50%, 02/26/28 (Call 11/26/27)	15	14,304
3.85%, 03/26/50 (Call 09/26/49)	2	1,579
3.95%, 02/26/48 (Call 08/26/47)	30	24,401
4.88%, 03/09/28 (Call 02/09/28)	5	5,022
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,947
2.50%, 12/21/40 (Call 06/21/40)	15	9,826
3.25%, 04/28/50 (Call 10/28/49)	15	10,010
3.85%, 06/30/26 (Call 03/30/26)	20	19,412
5.55%, 02/15/34 (Call 11/15/33)	45	44,940
5.65%, 06/28/25	5	5,002
6.10%, 06/28/63 (Call 12/28/62)	10	10,257
Nomura Holdings Inc.
2.17%, 07/14/28	15	13,161
2.68%, 07/16/30	25	21,196
3.10%, 01/16/30	10	8,790
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	10	9,741
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,681
4.65%, 04/01/30 (Call 01/01/30)	15	14,616
4.95%, 07/15/46	20	18,012
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	9,153
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	5	4,018
3.70%, 08/04/26 (Call 05/04/26)	5	4,750
5.15%, 03/19/29 (Call 12/19/28)	5	4,795
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5	3,943
1.90%, 04/15/27 (Call 02/15/27)	55	50,646
2.75%, 09/15/27 (Call 06/15/27)	70	65,496
3.15%, 12/14/25 (Call 09/14/25)	80	77,703
3.65%, 09/15/47 (Call 03/15/47)	35	27,148
4.15%, 12/14/35 (Call 06/14/35)	60	55,792
4.30%, 12/14/45 (Call 06/14/45)	50	43,413
Voya Financial Inc.
3.65%, 06/15/26	5	4,819
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(c)	10	8,538
4.80%, 06/15/46	5	4,237
5.70%, 07/15/43	5	4,823

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$15	$13,898
2.75%, 03/15/31 (Call 12/15/30)	10	8,309
		2,515,493
Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	13,129
3.95%, 06/01/28 (Call 03/01/28)	25	23,644
5.25%, 05/15/52 (Call 11/15/51)	10	8,988
Series G, 4.15%, 05/01/49 (Call 11/01/48)	10	7,524
Series H, 3.45%, 01/15/50 (Call 07/15/49)	20	13,310
Series I, 2.10%, 07/01/30 (Call 04/01/30)	15	12,393
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	5	4,751
4.50%, 06/15/52 (Call 12/01/51)	10	8,328
5.40%, 03/15/53 (Call 09/15/52)	35	33,514
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	40	37,406
2.45%, 01/15/31 (Call 10/15/30)	5	4,106
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	10	6,481
3.05%, 03/15/32 (Call 12/15/31)	30	25,849
3.75%, 03/01/45 (Call 09/01/44)	25	19,311
Series A, 4.30%, 07/15/48 (Call 01/15/48)	20	16,398
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	5	4,394
3.65%, 02/15/26 (Call 11/15/25)	5	4,846
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	20	12,557
3.25%, 03/15/50 (Call 09/15/49)	10	6,800
3.85%, 09/01/32 (Call 06/01/32)	10	9,037
5.90%, 12/01/52 (Call 06/01/52)	5	5,165
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	15	12,648
3.25%, 03/01/50 (Call 09/01/49)	15	9,844
5.63%, 03/01/33 (Call 12/01/32)	5	4,972
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	5	4,006
2.65%, 09/15/50 (Call 03/15/50)	25	14,453
3.35%, 05/15/50 (Call 11/15/49)	25	16,681
3.75%, 05/15/46 (Call 11/15/45)	10	7,341
5.55%, 08/01/33 (Call 05/01/33)	5	4,948
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	15	13,846
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	4,057
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	10	9,432
3.75%, 08/15/47 (Call 02/15/47)	25	18,695
5.40%, 06/01/53 (Call 12/01/52)	20	19,168
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	20	12,206
3.70%, 07/15/30 (Call 04/15/30)	20	18,465
3.80%, 07/15/48 (Call 01/15/48)	10	7,344
4.25%, 10/15/50 (Call 04/15/50)	30	23,437
4.45%, 01/15/49 (Call 07/15/48)	20	16,364
4.50%, 02/01/45 (Call 08/01/44)	20	17,345
4.60%, 05/01/53 (Call 11/01/52)	5	4,137
5.95%, 05/15/37	5	5,131
6.13%, 04/01/36	5	5,218
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,313
3.95%, 01/15/26 (Call 07/15/25)	10	9,750
Security	Par (000)	Value

Electric (continued)
5.95%, 03/15/28 (Call 02/15/28)	$30	$30,574
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	5	4,866
5.30%, 04/01/53 (Call 10/01/52)	10	9,655
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	55	38,232
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	18,908
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	5	4,704
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	16	14,097
3.70%, 09/01/49 (Call 03/01/49)	10	7,123
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	15	14,440
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	19,004
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(c).	10	8,258
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(c)	15	13,766
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	5	4,728
4.00%, 03/01/48 (Call 09/01/47)	5	3,888
4.00%, 03/01/49 (Call 09/01/48)	20	15,435
4.70%, 01/15/44 (Call 07/15/43)	20	17,779
5.30%, 02/01/53 (Call 08/01/52)	10	9,430
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	18,834
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	10	7,936
4.90%, 07/01/33 (Call 04/01/33)	5	4,850
5.25%, 01/15/53 (Call 07/15/52)	25	23,842
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	8,275
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	45	37,772
3.60%, 06/15/61 (Call 12/15/60)	10	6,877
4.45%, 03/15/44 (Call 09/15/43)	15	12,815
4.50%, 12/01/45 (Call 06/01/45)	5	4,246
4.50%, 05/15/58 (Call 11/15/57)	15	12,209
4.63%, 12/01/54 (Call 06/01/54)	10	8,481
6.15%, 11/15/52 (Call 05/15/52)	10	10,609
Series 05-A, 5.30%, 03/01/35	20	19,828
Series 09-C, 5.50%, 12/01/39	10	9,827
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	19,326
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	20	15,595
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	15,728
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	4,677
Series C, 3.00%, 12/01/60 (Call 06/01/60)	90	53,131
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,801
5.60%, 06/15/42 (Call 12/15/41)	12	11,544
5.80%, 03/01/33 (Call 12/01/32)	25	25,425
6.13%, 01/15/34 (Call 10/15/33)	15	15,608
6.25%, 10/01/39	10	10,343
6.50%, 10/01/53 (Call 04/01/53)	25	26,664
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	15	10,528
3.50%, 08/01/51 (Call 02/01/51)	5	3,742
3.60%, 08/15/32 (Call 02/15/32)	10	8,906
3.95%, 05/15/43 (Call 11/15/42)	10	8,116
4.05%, 05/15/48 (Call 11/15/47)	5	4,040
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	13	9,393

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	$5	$4,893
Series A, 1.45%, 04/15/26 (Call 03/15/26)	70	65,025
Series A, 4.60%, 03/15/49 (Call 09/15/48)	5	4,146
Series C, 3.38%, 04/01/30 (Call 01/01/30)	25	22,460
Series C, 4.90%, 08/01/41 (Call 02/01/41)	10	8,850
Dominion Energy South Carolina Inc.
6.25%, 10/15/53 (Call 04/15/53)	5	5,400
Series A, 2.30%, 12/01/31 (Call 09/01/31)	5	4,086
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,281
2.95%, 03/01/50 (Call 09/01/49)	40	25,908
3.75%, 08/15/47 (Call 02/15/47)	20	15,185
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	8,137
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	10	9,449
4.88%, 06/01/28 (Call 05/01/28)	5	4,923
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,661
Series F, 1.05%, 06/01/25 (Call 05/01/25)	115	110,037
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	15	10,553
3.95%, 03/15/48 (Call 09/15/47)	5	3,850
4.95%, 01/15/33 (Call 10/15/32)	5	4,889
5.30%, 02/15/40	25	24,346
5.35%, 01/15/53 (Call 07/15/52)	25	23,827
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	35	33,008
2.65%, 09/01/26 (Call 06/01/26)	25	23,564
3.30%, 06/15/41 (Call 12/15/40)	25	18,207
3.50%, 06/15/51 (Call 12/15/50)	10	6,779
3.75%, 09/01/46 (Call 03/01/46)	50	36,789
4.20%, 06/15/49 (Call 12/15/48)	20	15,473
4.30%, 03/15/28 (Call 02/15/28)	5	4,842
4.50%, 08/15/32 (Call 05/15/32)	5	4,678
4.80%, 12/15/45 (Call 06/15/45)	10	8,605
5.00%, 08/15/52 (Call 02/15/52)	35	30,591
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	47,659
3.80%, 07/15/28 (Call 04/15/28)	34	32,458
6.35%, 09/15/37	20	21,195
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	15	9,076
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	20,147
Duke Energy Ohio Inc., 5.65%, 04/01/53
(Call 10/01/52)	25	24,480
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	20	18,631
3.70%, 10/15/46 (Call 04/15/46)	10	7,461
4.15%, 12/01/44 (Call 06/01/44)	38	30,672
4.20%, 08/15/45 (Call 02/15/45)	25	20,243
Edison International
4.13%, 03/15/28 (Call 12/15/27)	5	4,765
5.25%, 11/15/28 (Call 10/15/28)	60	59,385
5.75%, 06/15/27 (Call 04/15/27)	20	20,124
El Paso Electric Co., 6.00%, 05/15/35	5	4,963
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	20	16,163
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,797
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,669
Entergy Arkansas LLC, 3.35%, 06/15/52
(Call 12/15/51)	25	16,812
Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$75	$70,658
1.90%, 06/15/28 (Call 04/15/28)	15	13,125
2.40%, 06/15/31 (Call 03/05/31)	5	4,109
2.80%, 06/15/30 (Call 03/15/30)	15	13,007
2.95%, 09/01/26 (Call 06/01/26)	50	47,306
3.75%, 06/15/50 (Call 12/15/49)	15	10,602
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	5	4,684
3.10%, 06/15/41 (Call 12/15/40)	5	3,603
3.25%, 04/01/28 (Call 01/01/28)	30	27,947
4.20%, 09/01/48 (Call 03/01/48)	15	11,858
4.20%, 04/01/50 (Call 10/01/49)	10	7,862
4.95%, 01/15/45 (Call 01/15/25)	5	4,395
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	45	42,597
3.25%, 09/01/49 (Call 03/01/49)	25	16,520
4.25%, 12/01/45 (Call 06/01/45)	15	12,188
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	15	11,980
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	19	16,048
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,259
2.90%, 03/01/27 (Call 02/01/27)	35	32,717
3.38%, 03/01/32 (Call 12/01/31)	10	8,547
3.45%, 01/15/50 (Call 07/15/49)	10	6,825
4.60%, 07/01/27 (Call 06/01/27)	30	29,291
5.13%, 05/15/33 (Call 02/15/33)	15	14,373
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,549
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5	3,991
Series U, 1.40%, 08/15/26 (Call 07/15/26)	5	4,566
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	25	23,374
3.40%, 04/15/26 (Call 01/15/26)	75	72,542
4.05%, 04/15/30 (Call 01/15/30)	50	46,885
4.10%, 03/15/52 (Call 09/15/51)	40	30,751
4.45%, 04/15/46 (Call 10/15/45)	20	16,675
4.70%, 04/15/50 (Call 10/15/49)	15	12,786
4.95%, 06/15/35 (Call 12/15/34)	5	4,645
5.10%, 06/15/45 (Call 12/15/44)	10	9,112
5.15%, 03/15/28 (Call 02/15/28)	25	24,884
5.60%, 03/15/53 (Call 09/15/52)	5	4,838
5.63%, 06/15/35	5	4,967
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	10	8,293
2.88%, 12/04/51 (Call 06/04/51)	5	3,181
3.70%, 12/01/47 (Call 06/01/47)	30	22,784
3.95%, 03/01/48 (Call 09/01/47)	10	7,892
4.40%, 05/15/28 (Call 03/15/28)	25	24,435
5.25%, 02/01/41 (Call 08/01/40)	25	24,382
5.30%, 04/01/53 (Call 10/01/52)	20	19,305
5.69%, 03/01/40	10	10,183
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	60	56,759
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	25	24,111
5.13%, 05/15/52 (Call 11/15/51)	5	4,639
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	16,900
Series B, 3.70%, 01/30/50 (Call 07/30/49)	5	3,703
Iberdrola International BV, 6.75%, 07/15/36	15	16,714
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,233

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	$10	$6,312
4.10%, 09/26/28 (Call 06/26/28)	5	4,781
6.25%, 07/15/39	10	10,327
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	15	14,063
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	5	4,716
5.45%, 04/15/33 (Call 01/15/33)	25	25,122
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	20	20,049
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,858
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	5	3,327
4.25%, 07/15/49 (Call 01/15/49)	5	4,097
4.40%, 10/15/44 (Call 04/15/44)	5	4,213
5.35%, 01/15/34 (Call 10/15/33)	5	5,052
5.85%, 09/15/54 (Call 03/15/54)	25	25,611
6.75%, 12/30/31	5	5,546
Mississippi Power Co., Series B, 3.10%, 07/30/51
(Call 01/30/51)	5	3,168
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,343
3.05%, 04/25/27 (Call 01/25/27)	20	18,870
3.45%, 06/15/25	5	4,895
3.70%, 03/15/29 (Call 12/15/28)	20	18,748
4.15%, 12/15/32 (Call 09/15/32)	25	22,940
4.30%, 03/15/49 (Call 09/15/48)	15	12,345
5.05%, 09/15/28 (Call 08/15/28)	5	4,978
5.45%, 10/30/25	10	9,994
5.80%, 01/15/33 (Call 07/15/32)	15	15,467
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	5	4,697
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	40	36,682
1.90%, 06/15/28 (Call 04/15/28)	35	30,773
2.25%, 06/01/30 (Call 03/01/30)	30	25,339
2.75%, 11/01/29 (Call 08/01/29)	20	17,691
3.50%, 04/01/29 (Call 01/01/29)	40	36,983
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(c).	5	4,564
4.45%, 06/20/25	15	14,853
4.63%, 07/15/27 (Call 06/15/27)	40	39,267
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(c)	5	4,594
4.90%, 02/28/28 (Call 01/28/28)	30	29,645
5.00%, 02/28/30 (Call 12/28/29)	10	9,887
5.00%, 07/15/32 (Call 04/15/32)	25	24,375
5.05%, 02/28/33 (Call 11/28/32)	35	34,071
5.25%, 03/15/34 (Call 12/15/33)	25	24,494
5.25%, 02/28/53 (Call 08/28/52)	10	9,290
5.75%, 09/01/25	5	5,009
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	22,415
3.60%, 09/15/47 (Call 03/15/47)	10	7,354
5.10%, 05/15/53 (Call 11/15/52)	10	9,252
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	20	16,167
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	25	19,990
4.40%, 03/01/44 (Call 09/01/43)	5	4,245
4.55%, 06/01/52 (Call 12/01/51)	10	8,400
Security	Par (000)	Value

Electric (continued)
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)	$10	$8,065
5.25%, 09/01/50	7	6,265
5.38%, 11/01/40	10	9,335
5.95%, 11/01/39	20	19,611
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	5	4,474
3.80%, 08/15/28 (Call 02/15/28)	5	4,750
4.15%, 04/01/47 (Call 10/01/46)	10	7,958
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	15	8,981
3.75%, 04/01/45 (Call 10/01/44)	5	3,887
3.80%, 09/30/47 (Call 03/30/47)	20	15,219
4.55%, 09/15/32 (Call 06/15/32)	5	4,748
4.55%, 12/01/41 (Call 06/01/41)	29	25,748
4.60%, 06/01/52 (Call 12/01/51)	10	8,552
5.75%, 03/15/29 (Call 12/15/28)	30	30,712
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	40	32,948
2.95%, 03/01/26 (Call 12/01/25)	5	4,772
3.15%, 01/01/26	5	4,808
3.30%, 12/01/27 (Call 09/01/27)	20	18,567
3.50%, 08/01/50 (Call 02/01/50)	45	29,687
3.75%, 07/01/28	5	4,658
3.95%, 12/01/47 (Call 06/01/47)	5	3,614
4.20%, 06/01/41 (Call 12/01/40)	5	3,943
4.30%, 03/15/45 (Call 09/15/44)	10	7,693
4.45%, 04/15/42 (Call 10/15/41)	20	16,072
4.50%, 07/01/40 (Call 01/01/40)	50	41,467
4.55%, 07/01/30 (Call 01/01/30)	24	22,657
4.60%, 06/15/43 (Call 12/15/42)	5	4,080
4.95%, 06/08/25	5	4,954
4.95%, 07/01/50 (Call 01/01/50)	45	37,518
5.25%, 03/01/52 (Call 09/01/51)	5	4,309
5.90%, 06/15/32 (Call 03/15/32)	20	20,139
6.15%, 01/15/33 (Call 10/15/32)	20	20,411
6.40%, 06/15/33 (Call 03/15/33)	10	10,384
6.70%, 04/01/53 (Call 10/01/52)	15	15,803
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	25	14,533
3.30%, 03/15/51 (Call 09/15/50)	10	6,394
4.15%, 02/15/50 (Call 08/15/49)	15	11,379
5.35%, 12/01/53 (Call 06/01/53)	10	8,955
5.45%, 02/15/34 (Call 11/15/33)	15	14,669
5.50%, 05/15/54 (Call 11/15/53)	60	54,938
5.80%, 01/15/55 (Call 07/15/54)	25	23,776
6.00%, 01/15/39	5	5,058
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	15	13,824
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	75	71,510
PPL Electric Utilities Corp.
4.15%, 06/15/48 (Call 12/15/47)	40	32,509
5.00%, 05/15/33 (Call 02/15/33)	5	4,903
5.25%, 05/15/53 (Call 11/15/52)	25	23,856
Progress Energy Inc.
6.00%, 12/01/39	15	15,140
7.00%, 10/30/31	70	76,602
7.75%, 03/01/31	15	16,908
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	19,085
4.50%, 06/01/52 (Call 12/01/51)	25	20,396

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 17, 6.25%, 09/01/37	$20	$20,898
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	5	4,642
1.90%, 08/15/31 (Call 05/15/31)	10	8,025
3.10%, 03/15/32 (Call 12/15/31)	10	8,656
3.60%, 12/01/47 (Call 06/01/47)	10	7,450
3.65%, 09/01/28 (Call 06/01/28)	60	56,856
3.70%, 05/01/28 (Call 02/01/28)	5	4,762
4.05%, 05/01/48 (Call 11/01/47)	25	20,135
5.20%, 08/01/33 (Call 05/01/33)	10	9,945
5.45%, 08/01/53 (Call 02/01/53)	20	19,612
5.50%, 03/01/40	5	4,985
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	30	28,321
6.13%, 10/15/33 (Call 07/15/33)	25	25,897
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,706
4.10%, 06/15/30 (Call 03/15/30)	20	18,220
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	6	3,966
5.45%, 06/01/53 (Call 12/01/52)	25	24,043
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,493
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	20	15,665
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	10	8,109
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	25	16,122
Sempra
3.25%, 06/15/27 (Call 03/15/27)	155	145,778
3.80%, 02/01/38 (Call 08/01/37)	90	73,553
4.00%, 02/01/48 (Call 08/01/47)	25	19,019
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(c).	10	9,259
5.50%, 08/01/33 (Call 05/01/33)	5	4,981
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	5	4,752
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5	4,206
3.65%, 02/01/50 (Call 08/01/49)	25	17,827
4.00%, 04/01/47 (Call 10/01/46)	20	15,345
4.05%, 03/15/42 (Call 09/15/41)	20	15,872
4.65%, 10/01/43 (Call 04/01/43)	10	8,624
5.20%, 06/01/34 (Call 03/01/34)	25	24,345
5.50%, 03/15/40	10	9,681
5.70%, 03/01/53 (Call 09/01/52)	5	4,885
5.85%, 11/01/27 (Call 10/01/27)	35	35,665
5.88%, 12/01/53 (Call 06/01/53)	10	9,992
6.65%, 04/01/29	25	26,244
Series B, 4.88%, 03/01/49 (Call 09/01/48)	15	13,030
Series C, 4.13%, 03/01/48 (Call 09/01/47)	20	15,620
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	9,790
Series E, 5.45%, 06/01/52 (Call 12/01/51)	5	4,676
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	50	48,001
4.25%, 07/01/36 (Call 01/01/36)	15	13,317
4.40%, 07/01/46 (Call 01/01/46)	26	21,811
4.85%, 06/15/28 (Call 04/15/28)	5	4,948
5.11%, 08/01/27	20	19,889
5.15%, 10/06/25	10	9,966
Series A, 3.70%, 04/30/30 (Call 01/30/30)	15	13,832
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(c)	55	53,011
Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	$5	$3,185
5.30%, 04/01/33 (Call 01/01/33)	35	33,826
Series L, 3.85%, 02/01/48 (Call 08/01/47)	20	14,262
Series M, 4.10%, 09/15/28 (Call 06/15/28)	15	14,200
Series N, 1.65%, 03/15/26 (Call 02/15/26)	10	9,362
Southwestern Public Service Co., 4.50%, 08/15/41
(Call 02/15/41)	10	8,335
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,738
4.10%, 06/15/42 (Call 12/15/41)	5	4,096
4.30%, 06/15/48 (Call 12/15/47)	5	4,008
5.00%, 07/15/52 (Call 01/15/52)	5	4,450
Tucson Electric Power Co., 4.00%, 06/15/50
(Call 12/15/49)	10	7,509
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	30	17,781
2.95%, 06/15/27 (Call 03/15/27)	5	4,685
3.90%, 04/01/52 (Call 10/01/51)	15	11,524
5.45%, 03/15/53 (Call 09/15/52)	15	14,406
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	39	22,005
2.95%, 11/15/51 (Call 05/15/51)	15	9,392
4.00%, 01/15/43 (Call 07/15/42)	30	24,052
4.60%, 12/01/48 (Call 06/01/48)	25	21,161
5.00%, 04/01/33 (Call 01/01/33)	50	48,475
5.45%, 04/01/53 (Call 10/01/52)	5	4,794
5.70%, 08/15/53 (Call 02/15/53)	30	29,965
8.88%, 11/15/38	5	6,495
Series A, 3.15%, 01/15/26 (Call 10/15/25)	85	82,152
Series B, 2.95%, 11/15/26 (Call 08/15/26)	25	23,727
Series B, 3.75%, 05/15/27 (Call 04/15/27)(b)	5	4,815
Series B, 3.80%, 09/15/47 (Call 03/15/47)	5	3,746
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	23,416
Series C, 4.63%, 05/15/52 (Call 11/15/51)	5	4,219
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	45	39,628
4.75%, 01/09/26 (Call 12/09/25)	45	44,502
5.00%, 09/27/25 (Call 08/27/25)	45	44,701
Wisconsin Power and Light Co., 3.00%, 07/01/29
(Call 04/01/29)	30	27,249
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	10	6,182
3.30%, 09/01/49 (Call 03/01/49)	20	13,703
3.67%, 12/01/42	5	3,891
Xcel Energy Inc.
3.40%, 06/01/30 (Call 12/01/29)	40	35,822
3.50%, 12/01/49 (Call 06/01/49)	20	13,640
4.00%, 06/15/28 (Call 12/15/27)	30	28,558
5.50%, 03/15/34 (Call 09/15/33)	25	24,597
		6,445,073
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10	9,095
1.95%, 10/15/30 (Call 07/15/30)	20	16,805
2.00%, 12/21/28 (Call 10/21/28)	45	39,715
2.80%, 12/21/51 (Call 06/21/51)	10	6,260
5.25%, 11/15/39	10	9,881
		81,756

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	$5	$4,950
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,350
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	5	4,178
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	10	9,675
4.88%, 05/12/30 (Call 02/12/30)	10	9,632
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	40	38,205
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	9,036
1.35%, 06/01/25 (Call 05/01/25)	5	4,808
1.75%, 09/01/31 (Call 06/01/31)	5	4,035
1.95%, 06/01/30 (Call 03/01/30)	60	50,744
2.50%, 11/01/26 (Call 08/01/26)	40	37,749
2.70%, 08/15/29 (Call 05/15/29)	5	4,493
2.80%, 06/01/50 (Call 12/01/49)	5	3,320
3.81%, 11/21/47 (Call 05/21/47)	35	27,365
4.95%, 02/15/28 (Call 01/15/28)	75	75,355
5.70%, 03/15/36	35	36,649
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,280
3.15%, 08/15/27 (Call 05/15/27)	5	4,695
3.35%, 03/01/26 (Call 12/01/25)	5	4,831
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	10	9,291
3.00%, 01/15/31 (Call 10/15/30)	5	4,242
4.25%, 05/15/27 (Call 04/15/27)	15	14,474
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,891
4.60%, 04/06/27 (Call 01/06/27)	15	14,699
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	9,189
2.38%, 08/09/28 (Call 06/09/28)	10	8,832
2.65%, 08/09/31 (Call 05/09/31)	10	8,156
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	4,907
Tyco Electronics Group SA
4.50%, 02/13/26	5	4,938
7.13%, 10/01/37	10	11,396
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	9,292
2.40%, 04/01/28 (Call 02/01/28)	10	8,795
2.95%, 04/01/31 (Call 01/01/31)	5	4,122
		475,574
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33
(Call 12/01/32)	30	29,828

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	45	42,680
4.05%, 03/15/29 (Call 01/15/29)	30	27,640
4.28%, 03/15/32 (Call 12/15/31)	45	39,389
5.05%, 03/15/42 (Call 09/15/41)(b)	25	20,663
5.14%, 03/15/52 (Call 09/15/51)	80	63,128
5.39%, 03/15/62 (Call 09/15/61)	40	31,469
		224,969
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52
(Call 09/01/51)	5	4,039
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	31,592
Security	Par (000)	Value

Environmental Control (continued)
2.30%, 03/01/30 (Call 12/01/29)	$5	$4,298
3.05%, 03/01/50 (Call 09/01/49)	15	10,009
4.88%, 04/01/29 (Call 03/01/29)	25	24,708
5.00%, 12/15/33 (Call 09/15/33)	10	9,749
5.00%, 04/01/34 (Call 01/01/34)	5	4,879
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	30	19,144
3.20%, 06/01/32 (Call 03/01/32)	25	21,591
4.20%, 01/15/33 (Call 10/15/32)	5	4,626
4.25%, 12/01/28 (Call 09/01/28)	35	33,834
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	10	7,982
2.00%, 06/01/29 (Call 04/01/29)	5	4,345
2.50%, 11/15/50 (Call 05/15/50)	15	8,911
2.95%, 06/01/41 (Call 12/01/40)	15	10,860
4.15%, 07/15/49 (Call 01/15/49)	10	8,212
4.63%, 02/15/30 (Call 12/15/29)	5	4,898
4.88%, 02/15/34 (Call 11/15/33)	20	19,511
		233,188
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,019
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	8,523
3.13%, 04/24/50 (Call 10/24/49)	5	3,225
4.15%, 03/15/28 (Call 12/15/27)	65	62,642
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	25	21,873
4.85%, 11/01/28 (Call 08/01/28)	35	34,229
5.40%, 11/01/48 (Call 05/01/48)	25	22,913
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	10	8,250
3.50%, 10/01/26 (Call 07/01/26)	5	4,776
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,299
3.00%, 02/01/51 (Call 08/01/50)	25	15,837
3.20%, 02/10/27 (Call 11/10/26)	25	23,748
4.95%, 03/29/33 (Call 12/29/32)(b)	30	29,139
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	65	62,207
2.30%, 08/15/26 (Call 05/15/26)	10	9,420
3.13%, 11/15/49 (Call 05/15/49)	15	10,332
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	5	3,261
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,732
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	7,967
2.75%, 09/15/41 (Call 03/15/41)	45	29,691
4.25%, 03/15/35	5	4,446
6.20%, 11/15/33 (Call 08/15/33)	15	15,674
6.50%, 11/15/53 (Call 05/15/53)	10	10,709
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	25	20,338
3.75%, 12/01/31 (Call 12/01/26)	15	13,019
5.50%, 01/15/30 (Call 01/15/25)	20	19,576
6.50%, 12/01/52 (Call 06/01/52)	20	20,047
6.75%, 03/15/34 (Call 12/15/33)(a)	30	31,572
7.25%, 11/15/53 (Call 05/15/53)(a)	15	16,385
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	10	8,405
3.25%, 04/01/26	15	14,447
3.40%, 11/15/27 (Call 08/15/27)	40	37,712

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.30%, 05/15/28 (Call 02/15/28)	$30	$29,154
Series B, 7.45%, 04/01/31	15	16,754
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	5	4,786
3.75%, 04/01/30 (Call 01/01/30)	5	4,647
3.88%, 05/15/27 (Call 02/15/27)	5	4,837
4.25%, 03/01/31 (Call 12/01/30)	10	9,461
4.38%, 06/01/46 (Call 12/01/45)	20	16,409
4.63%, 01/30/29 (Call 10/30/28)	25	24,544
4.88%, 10/01/49 (Call 04/01/49)	15	13,107
5.00%, 06/04/42	45	40,870
5.20%, 07/15/45 (Call 01/15/45)	30	27,682
5.50%, 06/01/50 (Call 12/01/49)	5	4,791
6.75%, 03/15/32	10	10,883
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	7,996
2.65%, 10/15/26 (Call 07/15/26)	25	23,558
3.50%, 02/01/26 (Call 11/01/25)	20	19,418
3.95%, 01/15/50 (Call 07/15/49)	25	19,217
4.45%, 02/01/47 (Call 08/01/46)	15	12,432
4.50%, 01/15/29 (Call 10/15/28)	20	19,563
5.15%, 08/01/43 (Call 02/01/43)	15	13,772
7.50%, 04/01/31	5	5,599
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,274
4.20%, 08/15/47 (Call 02/15/47)	20	16,344
4.95%, 04/15/33 (Call 01/15/33)	5	4,849
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	20	15,702
2.63%, 03/17/27 (Call 02/17/27)	85	79,515
2.63%, 09/04/50 (Call 03/04/50)	70	42,178
2.75%, 04/13/30 (Call 01/13/30)	5	4,398
3.00%, 03/17/32 (Call 12/17/31)	10	8,570
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	10	8,409
4.25%, 04/15/31 (Call 04/15/26)	15	13,510
6.25%, 07/01/33 (Call 04/01/33)	15	15,202
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	25	23,996
3.30%, 02/15/50 (Call 08/15/49)	5	3,415
4.85%, 10/01/45 (Call 04/01/45)	15	13,226
5.95%, 04/01/30 (Call 01/01/30)	35	36,304
6.60%, 04/01/40 (Call 10/01/39)	10	10,866
6.60%, 04/01/50 (Call 10/01/49)	5	5,572
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	23,794
4.00%, 03/01/26 (Call 01/01/26)	15	14,630
4.35%, 03/01/29 (Call 12/01/28)	5	4,800
4.88%, 08/15/34 (Call 02/15/34)(b)	15	14,110
5.10%, 09/28/48 (Call 03/28/48)	45	39,248
Walmart Inc., 3.90%, 09/09/25	10	9,855
		1,354,660
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	10	8,094
4.40%, 08/15/47 (Call 02/15/47)	20	16,233
5.00%, 09/15/35 (Call 03/15/35)	5	4,733
6.00%, 11/15/41 (Call 05/15/41)	25	24,639
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	40	34,833
3.13%, 01/15/32 (Call 10/15/31)	5	4,038
Security	Par (000)	Value

Forest Products & Paper (continued)
3.75%, 01/15/31 (Call 10/15/30)	$15	$12,947
Suzano International Finance BV, 5.50%, 01/17/27	10	9,904
		115,421
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,975
2.63%, 09/15/29 (Call 06/15/29)	95	84,508
2.85%, 02/15/52 (Call 08/15/51)	5	3,102
3.00%, 06/15/27 (Call 03/15/27)	140	131,801
4.13%, 03/15/49 (Call 09/15/48)	9	7,152
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	5	4,048
4.10%, 09/01/47 (Call 03/01/47)	10	7,919
5.25%, 03/01/28 (Call 02/01/28)	5	4,999
5.40%, 03/01/33 (Call 12/01/32)	10	9,957
5.85%, 01/15/41 (Call 07/15/40)	5	5,075
National Fuel Gas Co., 5.50%, 01/15/26
(Call 12/15/25)	5	4,980
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	40	37,853
1.70%, 02/15/31 (Call 11/15/30)	30	23,805
2.95%, 09/01/29 (Call 06/01/29)	5	4,471
3.49%, 05/15/27 (Call 02/15/27)	20	19,024
3.95%, 03/30/48 (Call 09/30/47)	15	11,315
4.38%, 05/15/47 (Call 11/15/46)	15	12,222
4.80%, 02/15/44 (Call 08/15/43)	25	21,775
5.00%, 06/15/52 (Call 12/15/51)	15	13,325
5.25%, 02/15/43 (Call 08/15/42)	20	18,487
5.65%, 02/01/45 (Call 08/01/44)	5	4,822
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,381
4.66%, 02/01/44 (Call 08/01/43)	5	4,395
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	25	16,267
4.65%, 08/01/43 (Call 02/01/43)	20	17,167
5.05%, 05/15/52 (Call 11/15/51)	5	4,382
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,756
5.75%, 06/01/53 (Call 12/01/52)	5	4,951
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	50	43,349
Southern Co. Gas Capital Corp.
4.40%, 05/30/47 (Call 11/30/46)	5	4,052
5.88%, 03/15/41 (Call 09/15/40)	15	15,084
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	30	24,185
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	25	15,766
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	15	12,557
4.05%, 03/15/32 (Call 12/15/31)	10	9,030
4.15%, 06/01/49 (Call 12/01/48)	10	7,559
5.45%, 03/23/28 (Call 02/23/28)	40	40,127
5.80%, 12/01/27 (Call 11/01/27)	10	10,108
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	6,719
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,615
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,734
		697,799
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	5	5,013
6.05%, 04/15/28 (Call 03/15/28)	10	10,131

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
6.30%, 02/15/30 (Call 12/15/29)	$10	$10,237
6.40%, 04/15/33 (Call 01/15/33)	20	20,586
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	6,838
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	11	9,286
2.75%, 11/15/50 (Call 05/15/50)	20	11,404
4.25%, 11/15/28 (Call 08/15/28)	15	14,414
6.00%, 03/06/28 (Call 02/06/28)(b)	65	66,861
		154,770
Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	60	58,357
4.75%, 11/30/36 (Call 05/30/36)	20	19,286
4.75%, 04/15/43 (Call 10/15/42)	5	4,680
4.90%, 11/30/46 (Call 05/30/46)	5	4,699
5.30%, 05/27/40	30	30,310
6.00%, 04/01/39	5	5,406
6.15%, 11/30/37	20	21,692
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	15	12,560
2.30%, 03/12/31 (Call 12/12/30)	30	24,869
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	35	27,558
1.92%, 02/01/27 (Call 01/01/27)	25	22,824
2.54%, 02/01/32 (Call 11/01/31)	5	4,059
2.60%, 08/15/26 (Call 05/15/26)	10	9,406
3.13%, 12/01/51 (Call 06/01/51)	25	15,630
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	63	60,834
2.65%, 06/01/30 (Call 03/01/30)	35	30,488
4.00%, 03/01/28 (Call 12/01/27)	5	4,821
4.70%, 03/01/49 (Call 09/01/48)	12	10,641
Danaher Corp.
2.80%, 12/10/51 (Call 06/10/51)	25	15,660
4.38%, 09/15/45 (Call 03/15/45)	15	13,081
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	20	17,436
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	20	17,700
3.40%, 11/15/49 (Call 05/15/49)	20	14,399
GE HealthCare Technologies Inc., 5.86%, 03/15/30
(Call 01/15/30)	5	5,127
Koninklijke Philips NV
5.00%, 03/15/42	5	4,550
6.88%, 03/11/38	10	10,980
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)	5	4,781
Medtronic Inc.
4.38%, 03/15/35	20	18,682
4.63%, 03/15/45	55	49,616
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	10	8,677
2.55%, 03/15/31 (Call 12/15/30)	15	12,495
3.30%, 09/15/29 (Call 06/15/29)	10	9,065
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(a)	25	24,843
5.60%, 03/23/34 (Call 12/23/33)(a)	25	24,561
5.90%, 04/30/54 (Call 10/30/53)(a)	15	14,390
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	20	13,011
3.38%, 11/01/25 (Call 08/01/25)	20	19,440
4.10%, 04/01/43 (Call 10/01/42)	10	8,261
Security	Par (000)	Value

Health Care - Products (continued)
4.38%, 05/15/44 (Call 11/15/43)	$20	$17,220
4.63%, 03/15/46 (Call 09/15/45)	15	13,198
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	5	4,059
2.60%, 10/01/29 (Call 07/01/29)	22	19,544
2.80%, 10/15/41 (Call 04/15/41)	10	7,112
4.10%, 08/15/47 (Call 02/15/47)	15	12,316
4.80%, 11/21/27 (Call 10/21/27)	5	4,972
4.95%, 08/10/26 (Call 07/10/26)	25	24,911
4.98%, 08/10/30 (Call 06/10/30)	25	24,857
5.40%, 08/10/43 (Call 02/10/43)	5	4,995
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	5	4,812
		812,871
Health Care - Services — 1.1%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	15	13,387
3.63%, 03/01/49 (Call 09/01/48)(b)	5	3,575
Advocate Health & Hospitals Corp., 4.27%, 08/15/48
(Call 02/15/48)	10	8,544
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5	3,653
4.50%, 05/15/42 (Call 11/15/41)	10	8,381
4.75%, 03/15/44 (Call 09/15/43)	5	4,248
6.63%, 06/15/36	15	15,987
6.75%, 12/15/37	10	10,798
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51
(Call 01/01/51)	5	3,133
Allina Health System, Series 2019, 3.89%, 04/15/49
(Call 10/15/48)	5	3,882
Ascension Health
4.85%, 11/15/53	5	4,643
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	19,176
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	9,813
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	5	3,583
Baylor Scott & White Holdings, 3.97%, 11/15/46
(Call 05/15/46)	50	40,745
Bon Secours Mercy Health Inc., Series 20-2, 3.21%,
06/01/50 (Call 12/01/49)	5	3,399
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	40	35,308
2.50%, 03/01/31 (Call 12/01/30)	35	28,547
2.63%, 08/01/31 (Call 05/01/31)	20	16,264
3.00%, 10/15/30 (Call 07/15/30)	30	25,502
3.38%, 02/15/30 (Call 02/15/25)	30	26,428
4.25%, 12/15/27 (Call 06/17/24)	10	9,514
4.63%, 12/15/29 (Call 12/15/24)	35	32,946
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	5	4,309
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	10	6,267
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	36,533
Corewell Health Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	5	3,664
Dignity Health, 5.27%, 11/01/64	5	4,558
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	5	4,029
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,343
2.25%, 05/15/30 (Call 02/15/30)	5	4,238

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 09/15/29 (Call 06/15/29)	$55	$49,054
3.13%, 05/15/50 (Call 11/15/49)	20	13,350
3.65%, 12/01/27 (Call 09/01/27)	40	38,060
4.10%, 03/01/28 (Call 12/01/27)	55	53,005
4.38%, 12/01/47 (Call 06/01/47)	15	12,490
4.55%, 03/01/48 (Call 09/01/47)	15	12,669
4.75%, 02/15/33 (Call 11/15/32)	30	28,779
5.13%, 02/15/53 (Call 08/15/52)	5	4,592
5.35%, 10/15/25 (Call 09/15/25)	10	9,977
5.50%, 10/15/32 (Call 07/15/32)	20	20,187
6.10%, 10/15/52 (Call 04/15/52)	15	15,676
6.38%, 06/15/37	25	26,561
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	10	8,380
4.50%, 07/01/57 (Call 01/01/57)	10	8,538
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	55	49,224
3.50%, 07/15/51 (Call 01/15/51)	30	20,024
3.63%, 03/15/32 (Call 12/15/31)	30	26,215
4.38%, 03/15/42 (Call 09/15/41)	21	17,216
4.50%, 02/15/27 (Call 08/15/26)	10	9,758
4.63%, 03/15/52 (Call 09/15/51)	5	4,033
5.13%, 06/15/39 (Call 12/15/38)	20	18,542
5.20%, 06/01/28 (Call 05/01/28)	10	9,924
5.25%, 06/15/26 (Call 12/15/25)	5	4,970
5.25%, 06/15/49 (Call 12/15/48)	25	22,206
5.38%, 09/01/26 (Call 03/01/26)	40	39,872
5.50%, 06/15/47 (Call 12/15/46)	5	4,632
5.88%, 02/15/26 (Call 08/15/25)	5	5,008
5.90%, 06/01/53 (Call 12/01/52)	25	24,234
6.00%, 04/01/54 (Call 10/01/53)	25	24,528
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)(b)	5	3,889
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	65	58,599
3.13%, 08/15/29 (Call 05/15/29)	35	31,472
3.95%, 03/15/27 (Call 12/15/26)	10	9,639
4.80%, 03/15/47 (Call 09/15/46)	15	12,714
4.95%, 10/01/44 (Call 04/01/44)	20	17,484
5.75%, 03/01/28 (Call 02/01/28)	75	75,932
5.75%, 12/01/28 (Call 11/01/28)	15	15,247
5.88%, 03/01/33 (Call 12/01/32)	5	5,067
Indiana University Health Inc. Obligated Group, 3.97%,
11/01/48 (Call 05/01/48)	5	4,030
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)(b)	5	4,100
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	5	3,677
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)	5	5,126
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	15	12,482
4.88%, 04/01/42	15	13,974
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	22	15,825
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	40	37,037
2.70%, 06/01/31 (Call 03/01/31)	15	12,691
2.95%, 12/01/29 (Call 09/01/29)	25	22,255
Mass General Brigham Inc., Series 2017, 3.77%,
07/01/48 (Call 01/01/48)	25	19,448
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,102
Security	Par (000)	Value

Health Care - Services (continued)
Series 2016, 4.13%, 11/15/52.	$10	$8,283
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	5	3,121
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	15	11,807
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	5	3,583
MyMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	10	7,054
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	10	8,888
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,683
3.98%, 11/01/46 (Call 11/01/45)	15	11,706
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	5	3,160
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	10	7,501
3.17%, 11/01/51 (Call 05/01/51)	5	3,331
3.32%, 11/01/61 (Call 05/01/61)	10	6,406
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,190
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,137
4.09%, 10/01/48 (Call 04/01/48)	5	4,057
PeaceHealth Obligated Group, Series 2018, 4.79%,
11/15/48 (Call 05/15/48)	5	4,342
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	10	7,985
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	6,932
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	5	4,661
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,851
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,822
Series I, 3.74%, 10/01/47	5	3,791
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,526
2.95%, 06/30/30 (Call 03/30/30)	15	13,218
3.45%, 06/01/26 (Call 03/01/26)	20	19,281
4.20%, 06/30/29 (Call 03/30/29)	10	9,611
Seattle Children’s Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)	5	3,145
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	10	6,708
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	10	7,908
Sutter Health, Series 20A, 3.36%, 08/15/50
(Call 02/15/50)	45	31,976
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	4,946
UMass Memorial Health Care Obligated Group, 5.36%,
07/01/52 (Call 01/01/52)	5	4,711
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	5	4,177
2.90%, 05/15/50 (Call 11/15/49)	20	12,909
2.95%, 10/15/27	25	23,397
3.10%, 03/15/26	25	24,135
3.13%, 05/15/60 (Call 11/15/59)	10	6,299
3.25%, 05/15/51 (Call 11/15/50)	20	13,685
3.45%, 01/15/27	35	33,664
3.50%, 08/15/39 (Call 02/15/39)	20	16,101
3.70%, 08/15/49 (Call 02/15/49)	20	15,028
3.75%, 10/15/47 (Call 04/15/47)	10	7,643
3.88%, 08/15/59 (Call 02/15/59)	15	11,108

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 05/15/32 (Call 02/15/32)	$25	$23,394
4.25%, 01/15/29 (Call 12/15/28)	10	9,680
4.25%, 03/15/43 (Call 09/15/42)	65	56,178
4.25%, 06/15/48 (Call 12/15/47)	50	41,296
4.38%, 03/15/42 (Call 09/15/41)	20	17,523
4.50%, 04/15/33 (Call 01/15/33)	25	23,726
4.63%, 07/15/35	35	33,302
4.75%, 07/15/45	39	35,502
4.75%, 05/15/52 (Call 11/15/51)	20	17,700
5.05%, 04/15/53 (Call 10/15/52)	40	36,942
5.25%, 02/15/28 (Call 01/15/28)	10	10,090
5.35%, 02/15/33 (Call 11/15/32)	50	50,499
5.70%, 10/15/40 (Call 04/15/40)	10	10,242
5.95%, 02/15/41 (Call 08/15/40)	15	15,704
6.05%, 02/15/63 (Call 08/15/62)	20	21,026
6.88%, 02/15/38	88	100,411
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	15	13,730
2.65%, 10/15/30 (Call 07/15/30)	20	16,862
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	5	3,452
Willis-Knighton Medical Center, Series 2018, 4.81%,
09/01/48 (Call 03/01/48)	5	4,366
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	10	5,927
		2,330,910
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	9,226
3.20%, 11/15/31 (Call 08/15/31)	5	4,142
3.88%, 01/15/26 (Call 12/15/25)	20	19,295
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26
(Call 09/13/26)	5	4,593
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	15	13,701
3.25%, 03/15/27 (Call 02/15/27)	20	18,445
4.00%, 01/15/29 (Call 11/15/28)	5	4,583
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	9,021
2.85%, 09/30/28 (Call 07/30/28)	20	17,561
3.63%, 01/15/26 (Call 12/15/25)	5	4,797
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,575
2.88%, 06/11/28 (Call 04/11/28)	15	13,277
3.40%, 07/15/26 (Call 06/15/26)	10	9,414
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	5	4,562
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	10	9,529
7.75%, 09/16/27 (Call 08/16/27)	5	5,173
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,519
3.13%, 10/12/28 (Call 08/12/28)	15	13,024
3.25%, 07/15/27 (Call 06/15/27)	10	9,076
3.40%, 01/15/26 (Call 12/15/25)	10	9,514
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5	4,480
2.50%, 08/24/26 (Call 07/24/26)	10	9,208
Prospect Capital Corp.
3.44%, 10/15/28 (Call 08/15/28)(b)	5	4,219
3.71%, 01/22/26 (Call 12/22/25)	5	4,738
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$5	$4,626
6.95%, 08/14/28 (Call 07/14/28)	5	5,128
		220,426
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	15	13,280
2.60%, 10/15/25 (Call 09/15/25)	5	4,808
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	60	59,239
5.25%, 06/01/26 (Call 12/01/25)	5	4,983
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	4,410
3.85%, 01/15/30 (Call 07/15/29)	5	4,657
3.97%, 08/06/61 (Call 02/06/61)	5	4,239
6.00%, 01/15/43 (Call 10/15/42)	15	15,048
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	45	44,576
5.50%, 03/01/26 (Call 12/01/25)	20	20,004
6.38%, 05/15/33	5	5,233
7.88%, 06/15/32	5	5,711
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,591
4.35%, 02/15/28 (Call 11/15/27)	10	9,605
4.88%, 03/15/27 (Call 12/15/26)	5	4,914
		205,298
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	40	36,329
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	10	7,868
4.60%, 05/15/50 (Call 11/15/49)	10	7,830
4.70%, 05/14/32 (Call 02/14/32)	5	4,662
4.75%, 02/26/29 (Call 11/26/28)(b).	10	9,697
		66,386
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	5	4,921
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	28,942
3.10%, 10/01/27 (Call 07/01/27)	25	23,468
3.90%, 05/15/28 (Call 02/15/28)	5	4,798
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,826
2.88%, 02/07/50 (Call 08/07/49)	15	10,010
3.10%, 03/26/30 (Call 12/26/29)	10	9,078
3.20%, 04/25/29 (Call 01/25/29)	15	13,910
3.20%, 07/30/46 (Call 01/30/46)	10	7,126
3.90%, 05/04/47 (Call 11/04/46)	25	19,799
4.50%, 02/16/33 (Call 11/16/32)	5	4,824
6.63%, 08/01/37	10	11,324
		147,026
Insurance — 1.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,928
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,736
3.60%, 04/01/30 (Call 01/01/30)	25	23,052
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	25	23,187
4.90%, 09/15/44 (Call 03/15/44)	10	9,260

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	$5	$4,653
3.28%, 12/15/26 (Call 09/15/26)	5	4,762
3.85%, 08/10/49 (Call 02/10/49)	5	3,768
4.20%, 12/15/46 (Call 06/15/46)	25	20,085
4.50%, 06/15/43	15	12,851
5.95%, 04/01/36	10	10,426
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(c)	5	5,018
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	10	8,848
4.20%, 04/01/28 (Call 01/01/28)	10	9,627
4.38%, 06/30/50 (Call 12/30/49)	20	16,653
4.50%, 07/16/44 (Call 01/16/44)	10	8,754
4.75%, 04/01/48 (Call 10/01/47)	25	22,346
4.80%, 07/10/45 (Call 01/10/45)	20	18,116
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(c)	15	14,699
American National Group Inc., 5.00%, 06/15/27
(Call 03/15/27)	5	4,847
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	5	4,359
3.75%, 05/02/29 (Call 02/02/29)	4	3,745
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	40	32,146
2.90%, 08/23/51 (Call 02/23/51)	10	6,115
3.90%, 02/28/52 (Call 08/28/51)	10	7,368
5.35%, 02/28/33 (Call 11/28/32)	5	4,928
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	35	34,149
4.75%, 05/15/45 (Call 11/15/44)	5	4,341
Aon North America Inc.
5.45%, 03/01/34 (Call 12/01/33)	25	24,777
5.75%, 03/01/54 (Call 09/01/53)	25	24,565
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	5	4,830
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	25	18,115
7.35%, 05/01/34	5	5,665
Arthur J Gallagher & Co.
3.50%, 05/20/51 (Call 11/20/50)	10	6,814
5.45%, 07/15/34 (Call 04/15/34)	25	24,721
5.75%, 03/02/53 (Call 09/02/52)	25	24,181
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	10	8,957
4.90%, 03/27/28 (Call 12/27/27)	5	4,874
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	15	12,960
6.13%, 09/15/28 (Call 08/15/28)	5	5,133
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	5	3,204
3.95%, 05/25/51 (Call 11/25/50)	15	10,714
4.13%, 01/12/28 (Call 10/12/27)	74	71,198
Axis Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	5	4,707
Axis Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	10	9,558
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	10	8,140
2.88%, 03/15/32 (Call 12/15/31)	25	21,720
3.85%, 03/15/52 (Call 09/15/51)	35	26,926
Security	Par (000)	Value

Insurance (continued)
4.20%, 08/15/48 (Call 02/15/48)	$20	$16,863
4.25%, 01/15/49 (Call 07/15/48)	40	34,149
4.30%, 05/15/43	25	22,137
5.75%, 01/15/40	25	26,772
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	24,185
4.50%, 02/11/43(b)	20	18,679
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(b)	15	15,006
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	8,182
4.20%, 03/17/32 (Call 12/17/31)	45	40,547
4.50%, 03/15/29 (Call 12/15/28)	10	9,626
4.95%, 03/17/52 (Call 09/17/51)	10	8,448
Chubb INA Holdings LLC
3.05%, 12/15/61 (Call 06/15/61)	25	15,866
3.35%, 05/03/26 (Call 02/03/26)	27	26,083
4.35%, 11/03/45 (Call 05/03/45)	25	21,543
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	23,514
4.50%, 03/01/26 (Call 12/01/25)	25	24,577
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	10	9,681
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	65	62,066
3.90%, 04/05/32 (Call 01/05/32)	15	13,395
4.35%, 04/05/42 (Call 10/05/41)	10	8,261
4.40%, 04/05/52 (Call 10/05/51)	15	11,879
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(c).	20	20,096
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(c).	10	9,746
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(b)(c).	5	4,900
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	5	4,051
4.95%, 06/01/29 (Call 03/01/29)	10	9,548
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	25	24,004
5.00%, 04/20/48 (Call 10/20/47)	15	13,363
5.59%, 01/11/33 (Call 10/11/32)	5	5,016
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	20	12,407
4.87%, 06/01/44	5	4,369
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	14,187
4.85%, 04/17/28 (Call 01/17/28)	20	19,588
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	45	36,443
3.40%, 06/15/30 (Call 03/15/30)	10	8,841
4.50%, 08/15/28 (Call 05/15/28)	20	19,185
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	10	7,884
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	5	3,990
4.80%, 06/15/32 (Call 03/15/32)	10	9,266
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	30	29,366

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	$25	$15,700
5.95%, 10/15/36	5	5,183
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	5	4,146
4.00%, 11/23/51 (Call 05/23/51)	5	3,390
5.67%, 06/08/32 (Call 03/08/32)	5	4,996
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	15	12,093
3.80%, 02/23/32 (Call 11/23/31)	25	21,107
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	25	21,939
3.63%, 12/12/26 (Call 09/15/26)	10	9,551
3.80%, 03/01/28 (Call 12/01/27)	65	61,812
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,727
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(c).	25	23,929
4.15%, 03/04/26	6	5,880
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	15	13,609
3.45%, 05/07/52 (Call 11/07/51)	15	10,030
3.50%, 11/01/27 (Call 08/01/27)	10	9,460
4.15%, 09/17/50 (Call 03/17/50)	10	7,636
5.00%, 04/05/46	15	13,204
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	20	16,892
3.75%, 03/14/26 (Call 12/14/25)	20	19,497
4.20%, 03/01/48 (Call 09/01/47)	25	20,351
4.38%, 03/15/29 (Call 12/15/28)	40	38,960
4.75%, 03/15/39 (Call 09/15/38)	10	9,273
4.90%, 03/15/49 (Call 09/15/48)	5	4,491
5.40%, 09/15/33 (Call 06/15/33)	25	25,274
5.45%, 03/15/53 (Call 09/15/52)	10	9,685
5.75%, 11/01/32 (Call 08/01/32)	10	10,368
5.88%, 08/01/33	5	5,223
MetLife Inc.
4.60%, 05/13/46 (Call 11/13/45)	20	17,492
4.88%, 11/13/43	20	18,204
5.25%, 01/15/54 (Call 07/15/53)	10	9,544
5.38%, 07/15/33 (Call 04/15/33)	20	20,119
5.70%, 06/15/35	30	30,654
6.38%, 06/15/34	5	5,360
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	30	28,940
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	20	18,614
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,137
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	5	4,154
3.70%, 05/15/29 (Call 02/15/29)	10	9,260
4.30%, 11/15/46 (Call 05/15/46)	10	8,248
4.35%, 05/15/43	10	8,532
5.38%, 03/15/33 (Call 12/15/32)	5	4,976
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	5	4,309
4.00%, 03/01/29 (Call 12/01/28)	20	19,072
4.13%, 04/15/47 (Call 10/15/46)	5	4,119
4.20%, 03/15/48 (Call 09/15/47)	25	20,798
6.25%, 12/01/32	75	80,169
Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	$10	$8,502
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(c).	20	17,149
3.70%, 03/13/51 (Call 09/13/50)	5	3,645
3.88%, 03/27/28 (Call 12/27/27)	50	47,872
3.91%, 12/07/47 (Call 06/07/47)	10	7,700
4.35%, 02/25/50 (Call 08/25/49)	10	8,176
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(c)	5	4,696
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(c).	25	23,183
5.70%, 12/14/36	10	10,245
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(b)(c).	10	9,772
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(c).	5	5,103
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,355
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	45	43,549
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	20	18,936
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	5	4,598
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	5	4,154
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	15	10,016
4.10%, 03/04/49 (Call 09/04/48)	5	4,094
4.60%, 08/01/43	5	4,478
5.45%, 05/25/53 (Call 11/25/52)	5	5,011
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	10,851
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,718
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,302
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	22,248
4.65%, 06/15/27 (Call 05/15/27)	5	4,897
5.05%, 09/15/48 (Call 03/15/48)	10	8,799
5.35%, 05/15/33 (Call 02/15/33)	25	24,363
		2,426,754
Internet — 0.7%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	5	3,088
3.40%, 12/06/27 (Call 09/06/27)	200	188,303
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	150	142,190
1.10%, 08/15/30 (Call 05/15/30)	50	40,551
1.90%, 08/15/40 (Call 02/15/40)	40	26,053
2.25%, 08/15/60 (Call 02/15/60)(b)	25	13,880
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	40	38,297
1.00%, 05/12/26 (Call 04/12/26)	45	41,695
1.50%, 06/03/30 (Call 03/03/30)	10	8,282
2.50%, 06/03/50 (Call 12/03/49)	25	15,174
2.70%, 06/03/60 (Call 12/03/59)	25	14,639
2.88%, 05/12/41 (Call 11/12/40)	40	29,532
3.10%, 05/12/51 (Call 11/12/50)	60	41,057
3.15%, 08/22/27 (Call 05/22/27)	33	31,285
3.25%, 05/12/61 (Call 11/12/60)	5	3,316
3.30%, 04/13/27 (Call 03/13/27)	10	9,568
3.45%, 04/13/29 (Call 02/13/29)(b)	40	37,781

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.88%, 08/22/37 (Call 02/22/37)	$55	$48,257
3.95%, 04/13/52 (Call 10/13/51)	20	16,034
4.05%, 08/22/47 (Call 02/22/47)	70	58,448
4.10%, 04/13/62 (Call 10/13/61)	5	4,001
4.25%, 08/22/57 (Call 02/22/57)	15	12,475
4.60%, 12/01/25	110	109,289
4.65%, 12/01/29 (Call 10/01/29)	20	19,917
4.70%, 12/01/32 (Call 09/01/32)	40	39,360
4.80%, 12/05/34 (Call 06/05/34)	115	113,621
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	15	14,554
4.63%, 04/13/30 (Call 01/13/30)	35	34,172
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	25	23,177
2.70%, 03/11/30 (Call 12/11/29)	20	17,528
3.60%, 06/05/27 (Call 03/05/27)	15	14,350
3.65%, 05/10/51 (Call 11/10/50)	15	10,690
4.00%, 07/15/42 (Call 01/15/42)	20	16,042
5.95%, 11/22/27 (Call 10/22/27)(b).	15	15,406
6.30%, 11/22/32 (Call 08/22/32)	5	5,294
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	15	13,398
4.63%, 08/01/27 (Call 05/01/27)	10	9,799
5.00%, 02/15/26 (Call 11/15/25)	10	9,905
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	15	14,385
4.45%, 08/15/52 (Call 02/15/52)	35	29,879
4.60%, 05/15/28 (Call 04/15/28)	20	19,849
4.65%, 08/15/62 (Call 02/15/62)	20	17,101
4.80%, 05/15/30 (Call 03/15/30)	15	14,937
4.95%, 05/15/33 (Call 02/15/33)(b)	20	19,970
5.60%, 05/15/53 (Call 11/15/52)	25	25,334
5.75%, 05/15/63 (Call 11/15/62).	10	10,216
Netflix Inc.
4.88%, 04/15/28	5	4,955
5.88%, 11/15/28	55	56,558
6.38%, 05/15/29	10	10,498
VeriSign Inc., 4.75%, 07/15/27 (Call 07/01/24)	35	34,275
		1,548,365
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	20	20,658
6.75%, 03/01/41	20	20,655
6.80%, 11/29/32 (Call 08/29/32)	30	31,951
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	13	7,967
3.13%, 04/01/32 (Call 01/01/32)	20	17,277
3.85%, 04/01/52 (Call 09/01/51)	15	11,373
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	22,046
3.45%, 04/15/30 (Call 01/15/30)	5	4,539
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	24,256
6.88%, 11/21/36	5	5,296
		166,018
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,928
4.40%, 09/15/32 (Call 06/15/32)(b)	10	8,908
		16,836
Security	Par (000)	Value

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	$10	$8,723
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	20	19,223
4.85%, 03/15/26 (Call 12/15/25)	15	14,845
5.75%, 04/23/30 (Call 01/23/30)	5	5,079
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	15	14,658
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	10	9,638
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	25	21,601
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,249
Series II, 2.75%, 10/15/33 (Call 07/15/33)	25	20,066
Series R, 3.13%, 06/15/26 (Call 03/15/26)	20	19,136
Series X, 4.00%, 04/15/28 (Call 01/15/28)	15	14,332
		151,550
Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,198
2.40%, 08/09/26	15	14,159
3.65%, 08/12/25	5	4,904
4.35%, 05/15/26	5	4,929
4.80%, 01/06/26	15	14,920
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	40	28,372
3.25%, 04/09/50 (Call 10/09/49)	5	3,574
3.80%, 08/15/42	20	16,289
4.75%, 05/15/64 (Call 11/15/63)	5	4,474
6.05%, 08/15/36	28	30,465
CNH Industrial Capital LLC, 1.45%, 07/15/26
(Call 06/15/26)	5	4,606
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,943
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	15	12,549
5.38%, 10/16/29	5	5,117
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	5	4,477
3.15%, 11/15/25 (Call 08/15/25)	15	14,520
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	8,192
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	5	5,038
5.70%, 08/14/33 (Call 05/14/33)	10	10,194
John Deere Capital Corp.
1.05%, 06/17/26	5	4,610
1.45%, 01/15/31	95	76,630
1.50%, 03/06/28	40	35,249
1.75%, 03/09/27	15	13,744
2.00%, 06/17/31	25	20,568
2.25%, 09/14/26	40	37,550
2.65%, 06/10/26	5	4,769
3.05%, 01/06/28	15	14,144
3.45%, 03/07/29	15	14,079
3.90%, 06/07/32	5	4,618
4.05%, 09/08/25	15	14,786
4.70%, 06/10/30	5	4,929
4.95%, 06/06/25	10	9,964
5.05%, 03/03/26	10	9,990
nVent Finance SARL, 5.65%, 05/15/33 (Call 02/15/33)	15	14,928
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	40	34,829
3.36%, 02/15/50 (Call 08/15/49)	45	31,533
5.25%, 08/16/28 (Call 07/16/28)	5	5,021

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 1.75%, 08/15/31
(Call 05/15/31)	$10	$7,984
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	25	23,837
4.70%, 09/15/28 (Call 06/15/28)	20	19,565
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	40	35,825
4.38%, 11/01/46 (Call 05/01/46)	10	8,357
		667,429
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	10	9,341
2.38%, 08/26/29 (Call 05/26/29)	25	21,725
3.00%, 08/07/25	5	4,858
3.05%, 04/15/30 (Call 01/15/30)(b)	5	4,429
3.25%, 08/26/49 (Call 02/26/49)	20	13,635
3.38%, 03/01/29 (Call 12/01/28)	5	4,607
3.63%, 10/15/47 (Call 04/15/47)	10	7,249
3.70%, 04/15/50 (Call 10/15/49)	10	7,282
4.00%, 09/14/48 (Call 03/14/48)(b)	5	3,974
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	15	11,951
2.75%, 03/01/30 (Call 12/01/29)	5	4,358
3.75%, 12/01/27 (Call 09/01/27)	15	14,238
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	11,933
4.15%, 03/15/33 (Call 12/15/32)	30	27,960
4.70%, 08/23/52 (Call 02/23/52)	10	9,034
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	75	70,956
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,387
4.10%, 03/01/47 (Call 09/01/46)(a)	20	15,950
4.20%, 11/21/34 (Call 05/21/34)	10	9,156
4.25%, 09/15/27 (Call 08/15/27)	90	87,499
4.50%, 09/15/29 (Call 07/15/29)	5	4,854
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,635
5.90%, 07/15/32 (Call 04/15/32)	5	5,102
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	40	35,693
2.75%, 04/01/31 (Call 01/01/31)	15	12,688
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	17	14,163
4.00%, 03/15/26 (Call 12/15/25)	15	14,618
		449,275
Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5	4,250
2.30%, 02/01/32 (Call 11/01/31)	10	7,659
2.80%, 04/01/31 (Call 01/01/31)	10	8,159
3.50%, 06/01/41 (Call 12/01/40)	25	16,766
3.70%, 04/01/51 (Call 10/01/50)	30	18,357
3.75%, 02/15/28 (Call 11/15/27)	10	9,265
3.85%, 04/01/61 (Call 10/01/60)	35	20,594
3.90%, 06/01/52 (Call 12/01/51)	20	12,561
3.95%, 06/30/62 (Call 12/30/61)	15	8,917
4.20%, 03/15/28 (Call 12/15/27)	25	23,507
4.40%, 12/01/61 (Call 06/01/61)	25	16,258
Security	Par (000)	Value

Media (continued)
4.80%, 03/01/50 (Call 09/01/49)	$30	$22,099
4.91%, 07/23/25 (Call 04/23/25)	5	4,953
5.05%, 03/30/29 (Call 12/30/28)	25	23,959
5.13%, 07/01/49 (Call 01/01/49)	15	11,513
5.25%, 04/01/53 (Call 10/01/52)	40	31,477
5.38%, 05/01/47 (Call 11/01/46)	15	12,033
5.75%, 04/01/48 (Call 10/01/47)	25	20,999
6.38%, 10/23/35 (Call 04/23/35)	35	34,143
6.48%, 10/23/45 (Call 04/23/45)	35	32,262
6.65%, 02/01/34 (Call 11/01/33)	25	25,291
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	7,958
1.95%, 01/15/31 (Call 10/15/30)	20	16,409
2.35%, 01/15/27 (Call 10/15/26)	10	9,328
2.45%, 08/15/52 (Call 02/15/52)(b)	20	11,181
2.65%, 02/01/30 (Call 11/01/29)	45	39,519
2.80%, 01/15/51 (Call 07/15/50)	10	6,116
2.89%, 11/01/51 (Call 05/01/51)	45	27,983
2.94%, 11/01/56 (Call 05/01/56)	80	48,065
2.99%, 11/01/63 (Call 05/01/63)	96	56,026
3.15%, 03/01/26 (Call 12/01/25)	40	38,658
3.20%, 07/15/36 (Call 01/15/36)	50	40,125
3.25%, 11/01/39 (Call 05/01/39)	50	38,154
3.30%, 04/01/27 (Call 02/01/27)	80	76,313
3.38%, 08/15/25 (Call 05/15/25)	10	9,777
3.40%, 04/01/30 (Call 01/01/30)	20	18,245
3.40%, 07/15/46 (Call 01/15/46)	5	3,603
3.45%, 02/01/50 (Call 08/01/49)	10	7,045
3.75%, 04/01/40 (Call 10/01/39)	20	16,233
3.90%, 03/01/38 (Call 09/01/37)	45	38,013
3.95%, 10/15/25 (Call 08/15/25)	50	49,078
3.97%, 11/01/47 (Call 05/01/47)	65	50,598
4.00%, 03/01/48 (Call 09/01/47)	25	19,620
4.00%, 11/01/49 (Call 05/01/49)	10	7,745
4.15%, 10/15/28 (Call 07/15/28)	5	4,827
4.20%, 08/15/34 (Call 02/15/34)	5	4,557
4.25%, 10/15/30 (Call 07/15/30)	20	19,032
4.25%, 01/15/33	25	23,216
4.40%, 08/15/35 (Call 02/15/35)	25	22,975
4.65%, 07/15/42	20	17,839
4.75%, 03/01/44	20	18,130
4.80%, 05/15/33 (Call 02/15/33)	30	29,003
5.25%, 11/07/25	5	4,999
5.35%, 11/15/27 (Call 10/15/27)	10	10,100
5.50%, 11/15/32 (Call 08/15/32)	5	5,095
5.65%, 06/15/35	5	5,095
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	24	23,508
3.95%, 03/20/28 (Call 12/20/27)	25	23,434
4.00%, 09/15/55 (Call 03/15/55)	25	15,879
4.13%, 05/15/29 (Call 02/15/29)	100	92,216
4.65%, 05/15/50 (Call 11/15/49)	45	33,233
4.88%, 04/01/43	20	16,025
5.20%, 09/20/47 (Call 03/20/47)	10	8,093
5.30%, 05/15/49 (Call 11/15/48)	5	4,056
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	10	9,339
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	75	73,364
5.58%, 01/25/49 (Call 07/25/48)	30	27,385
Grupo Televisa SAB, 6.63%, 01/15/40	20	19,895

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	$6	$5,519
3.70%, 06/01/28 (Call 03/01/28)	5	4,513
4.20%, 05/19/32 (Call 02/19/32)(b)	5	4,161
4.38%, 03/15/43	20	13,690
4.60%, 01/15/45 (Call 07/15/44)	10	6,937
4.90%, 08/15/44 (Call 02/15/44)	5	3,588
4.95%, 01/15/31 (Call 10/15/30)(b)	15	13,430
4.95%, 05/19/50 (Call 11/19/49)	20	14,394
5.25%, 04/01/44 (Call 10/01/43)	10	7,489
5.50%, 05/15/33	5	4,346
5.85%, 09/01/43 (Call 03/01/43)	10	8,127
5.90%, 10/15/40 (Call 04/15/40)	5	4,127
6.88%, 04/30/36	10	9,551
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	35	33,643
5.50%, 08/15/35	9	8,990
5.85%, 04/15/40	10	10,318
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,527
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	15	10,986
5.50%, 09/01/41 (Call 03/01/41)	25	20,856
5.88%, 11/15/40 (Call 05/15/40)	20	17,267
6.55%, 05/01/37	20	18,937
6.75%, 06/15/39	20	19,309
7.30%, 07/01/38	20	20,196
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	46,586
3.70%, 12/01/42	30	23,855
4.13%, 06/01/44	50	41,707
Series E, 4.13%, 12/01/41	2	1,694
Walt Disney Co. (The)
1.75%, 01/13/26	40	37,860
2.20%, 01/13/28	20	18,245
2.65%, 01/13/31	20	17,355
3.50%, 05/13/40 (Call 11/13/39)	45	35,729
3.60%, 01/13/51 (Call 07/13/50)	40	29,719
3.70%, 10/15/25 (Call 07/15/25)	30	29,400
3.80%, 05/13/60 (Call 11/13/59)	20	14,801
4.70%, 03/23/50 (Call 09/23/49)(b)	45	40,564
5.40%, 10/01/43	15	14,815
6.20%, 12/15/34	5	5,414
6.40%, 12/15/35	10	10,873
6.65%, 11/15/37	40	44,712
		2,191,339
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	9,798
4.38%, 06/15/45 (Call 12/15/44)	5	4,377
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	45	40,496
		54,671
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	9,969
5.75%, 05/01/43	10	10,033
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	15	15,139
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	20	16,915
4.75%, 02/28/28 (Call 01/28/28)	5	4,948
Security	Par (000)	Value

Mining (continued)
4.90%, 02/28/33 (Call 11/28/32)	$5	$4,874
5.00%, 09/30/43	60	55,873
5.25%, 09/08/30 (Call 07/08/30)	25	25,154
5.25%, 09/08/33 (Call 06/08/33)	25	24,849
5.50%, 09/08/53 (Call 03/08/53)	5	4,935
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/01/24)	10	9,567
4.25%, 03/01/30 (Call 03/01/25)	25	23,509
4.38%, 08/01/28 (Call 07/01/24)	30	28,773
4.63%, 08/01/30 (Call 08/01/25)	35	33,456
5.25%, 09/01/29 (Call 09/01/24)	10	9,996
5.40%, 11/14/34 (Call 05/14/34)	10	9,787
5.45%, 03/15/43 (Call 09/15/42)	25	23,580
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,855
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	65	54,860
2.60%, 07/15/32 (Call 04/15/32)	5	4,132
2.80%, 10/01/29 (Call 07/01/29)	30	26,611
4.88%, 03/15/42 (Call 09/15/41)	5	4,575
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,186
6.13%, 12/15/33	20	21,067
7.25%, 03/15/31	10	11,030
Rio Tinto Finance USA PLC, 5.13%, 03/09/53
(Call 09/09/52)	5	4,692
Southern Copper Corp.
5.25%, 11/08/42	5	4,644
5.88%, 04/23/45	15	14,894
6.75%, 04/16/40	50	54,645
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	10	8,304
		530,852
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5	4,663
3.25%, 02/15/29 (Call 07/01/24)	20	18,066
3.28%, 12/01/28 (Call 10/01/28)	10	9,031
3.57%, 12/01/31 (Call 09/01/31)	15	12,978
4.25%, 04/01/28 (Call 07/01/24)	20	19,017
		63,755
Oil & Gas — 1.2%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	25	23,145
5.10%, 09/01/40 (Call 03/01/40)	25	21,502
5.35%, 07/01/49 (Call 01/01/49)	15	12,732
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	5	4,130
2.72%, 01/12/32 (Call 10/12/31)	15	12,722
2.77%, 11/10/50 (Call 05/10/50)	25	15,433
2.94%, 06/04/51 (Call 12/04/50)	50	31,847
3.00%, 02/24/50 (Call 08/24/49)	20	13,030
3.02%, 01/16/27 (Call 10/16/26)	35	33,263
3.06%, 06/17/41 (Call 12/17/40)	40	29,103
3.12%, 05/04/26 (Call 02/04/26)	5	4,811
3.38%, 02/08/61 (Call 08/08/60)	35	23,062
3.59%, 04/14/27 (Call 01/14/27)	5	4,802
3.63%, 04/06/30 (Call 01/06/30)	25	23,206
3.80%, 09/21/25 (Call 07/21/25)	10	9,815
3.94%, 09/21/28 (Call 06/21/28)	5	4,791
4.23%, 11/06/28 (Call 08/06/28)	55	53,204

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC, 3.28%, 09/19/27
(Call 06/19/27)	$65	$61,463
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)	9	7,846
4.95%, 06/01/47 (Call 12/01/46)	35	30,671
5.85%, 02/01/35	15	14,915
6.45%, 06/30/33	10	10,559
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	8,222
3.75%, 02/15/52 (Call 08/15/51)	10	7,112
5.25%, 06/15/37 (Call 12/15/36)	2	1,884
5.40%, 06/15/47 (Call 12/15/46)	28	25,820
6.75%, 11/15/39	20	21,411
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	9,210
2.24%, 05/11/30 (Call 02/11/30)	30	25,837
2.95%, 05/16/26 (Call 02/16/26)	70	67,302
3.08%, 05/11/50 (Call 11/11/49)	65	44,199
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	5	4,750
1.02%, 08/12/27 (Call 06/12/27)	20	17,696
3.25%, 10/15/29 (Call 07/15/29)	9	8,318
3.85%, 01/15/28 (Call 10/15/27)	5	4,849
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	200	175,155
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	20	14,947
4.03%, 03/15/62 (Call 09/15/61)	30	22,480
5.30%, 05/15/53 (Call 11/15/52)	5	4,744
5.55%, 03/15/54 (Call 09/15/53)	5	4,926
5.90%, 10/15/32	25	26,287
6.95%, 04/15/29	10	10,831
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	10	8,253
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,594
4.38%, 03/15/29 (Call 12/15/28)	15	14,274
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	10	9,566
4.75%, 05/15/42 (Call 11/15/41)	5	4,236
5.00%, 06/15/45 (Call 12/15/44)	50	43,165
5.60%, 07/15/41 (Call 01/15/41)	10	9,402
5.85%, 12/15/25 (Call 09/15/25)	5	5,023
5.88%, 06/15/28 (Call 06/11/24)	5	5,012
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,758
3.25%, 12/01/26 (Call 10/01/26)	5	4,768
3.50%, 12/01/29 (Call 09/01/29)	10	9,172
4.25%, 03/15/52 (Call 09/15/51)	25	19,475
4.40%, 03/24/51 (Call 09/24/50)	5	4,003
6.25%, 03/15/33 (Call 12/15/32)	15	15,676
6.25%, 03/15/53 (Call 09/15/52)	20	20,647
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	5	4,462
4.15%, 01/15/26 (Call 10/15/25)	10	9,832
4.38%, 04/15/30 (Call 01/15/30)	10	9,684
4.95%, 04/15/50 (Call 10/15/49)	15	13,845
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	20	19,054
5.00%, 01/15/29 (Call 07/15/28)	5	4,873
7.00%, 02/01/30 (Call 11/01/29)	30	31,739
Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	$50	$47,337
2.38%, 05/22/30 (Call 02/22/30)	10	8,678
3.13%, 04/06/30 (Call 01/06/30)	55	49,969
3.25%, 11/18/49 (Call 05/18/49)	20	14,026
3.70%, 04/06/50 (Call 10/06/49)	30	22,777
4.80%, 11/08/43	10	9,244
5.10%, 08/17/40	10	9,725
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	25	22,250
2.61%, 10/15/30 (Call 07/15/30)	25	21,836
3.04%, 03/01/26 (Call 12/01/25)	10	9,658
3.10%, 08/16/49 (Call 02/16/49)	20	13,632
3.45%, 04/15/51 (Call 10/15/50)	101	72,832
3.48%, 03/19/30 (Call 12/19/29)	5	4,639
4.11%, 03/01/46 (Call 09/01/45)	15	12,501
4.23%, 03/19/40 (Call 09/19/39)	35	30,884
4.33%, 03/19/50 (Call 09/19/49)	20	16,953
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	10	8,298
Hess Corp.
5.60%, 02/15/41	20	19,904
5.80%, 04/01/47 (Call 10/01/46)	10	10,001
7.30%, 08/15/31	20	22,287
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	5	4,651
5.88%, 04/01/26 (Call 01/01/26)	25	25,089
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	15	14,671
6.60%, 10/01/37	5	5,405
6.80%, 03/15/32	10	10,880
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	5	4,292
5.00%, 09/15/54 (Call 03/15/54)	5	4,223
5.13%, 12/15/26 (Call 09/15/26)	10	9,938
6.50%, 03/01/41 (Call 09/01/40)	15	15,817
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	5	3,775
4.40%, 04/15/46 (Call 10/15/45)	25	19,783
5.50%, 12/01/25 (Call 09/01/25)	5	4,982
6.13%, 01/01/31 (Call 07/01/30)	5	5,110
6.20%, 03/15/40	10	10,064
6.60%, 03/15/46 (Call 09/15/45)	10	10,479
6.63%, 09/01/30 (Call 03/01/30)	50	52,242
7.50%, 05/01/31	5	5,506
Ovintiv Inc.
5.65%, 05/15/28 (Call 04/15/28)	15	15,148
6.25%, 07/15/33 (Call 04/15/33)	5	5,136
6.50%, 08/15/34	5	5,211
6.50%, 02/01/38	10	10,285
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,679
2.15%, 12/15/30 (Call 09/15/30)	11	9,093
3.30%, 03/15/52 (Call 09/15/51)	5	3,296
5.88%, 05/01/42	15	15,198
Phillips 66 Co.
4.95%, 12/01/27 (Call 11/01/27)	40	39,736
5.30%, 06/30/33 (Call 03/30/33)	35	34,413
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	50	41,783
2.15%, 01/15/31 (Call 10/15/30)	40	33,577

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	$10	$8,787
2.50%, 09/12/26	5	4,729
2.75%, 04/06/30 (Call 01/06/30)	15	13,318
2.88%, 05/10/26	45	43,199
3.00%, 11/26/51 (Call 05/26/51)	45	29,307
3.13%, 11/07/49 (Call 05/07/49)	60	40,681
3.25%, 04/06/50 (Call 10/06/49)	20	13,889
3.75%, 09/12/46	30	23,295
3.88%, 11/13/28 (Call 08/13/28)	78	74,743
4.13%, 05/11/35	40	36,581
5.50%, 03/25/40	10	10,114
6.38%, 12/15/38	10	10,978
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	50	37,588
6.50%, 06/15/38	15	15,700
Tosco Corp., 8.13%, 02/15/30	25	28,720
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5	4,467
2.99%, 06/29/41 (Call 12/29/40)	10	7,276
3.13%, 05/29/50 (Call 11/29/49)	55	37,340
3.39%, 06/29/60 (Call 12/29/59)	5	3,355
3.46%, 02/19/29 (Call 11/19/28)	20	18,747
3.46%, 07/12/49 (Call 01/12/49)	35	25,374
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,374
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	15	13,573
2.80%, 12/01/31 (Call 09/01/31)	35	29,519
3.65%, 12/01/51 (Call 06/01/51)	45	31,280
6.63%, 06/15/37	5	5,337
		2,684,709
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,266
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	30	27,727
3.34%, 12/15/27 (Call 09/15/27)	5	4,710
4.08%, 12/15/47 (Call 06/15/47)	25	19,953
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	40	35,652
4.85%, 11/15/35 (Call 05/15/35)	20	19,100
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	9,159
		130,567
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	20	16,700
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	20	17,369
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	25	23,419
1.65%, 01/15/27 (Call 12/15/26)	15	13,606
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,897
3.05%, 10/01/51 (Call 04/01/51)	30	19,590
3.40%, 12/15/27 (Call 09/15/27)	10	9,445
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	15	12,528
3.13%, 05/01/30 (Call 02/01/30)	5	4,419
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	10	8,330
3.90%, 06/01/28 (Call 03/01/28)	2	1,897
Security	Par (000)	Value

Packaging & Containers (continued)
4.00%, 03/15/28 (Call 12/15/27)	$5	$4,779
4.65%, 03/15/26 (Call 01/15/26)	15	14,775
4.90%, 03/15/29 (Call 12/15/28)	65	64,228
		219,982
Pharmaceuticals — 2.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	75	71,251
3.20%, 11/21/29 (Call 08/21/29)	30	27,329
4.05%, 11/21/39 (Call 05/21/39)	40	34,469
4.25%, 11/14/28 (Call 08/14/28)	10	9,725
4.25%, 11/21/49 (Call 05/21/49)	80	66,436
4.30%, 05/14/36 (Call 11/14/35)	25	22,888
4.40%, 11/06/42	45	39,446
4.45%, 05/14/46 (Call 11/14/45)	20	17,331
4.50%, 05/14/35 (Call 11/14/34)	40	37,498
4.55%, 03/15/35 (Call 09/15/34)	10	9,416
4.63%, 10/01/42 (Call 04/01/42)	25	22,487
4.70%, 05/14/45 (Call 11/14/44)	25	22,547
4.75%, 03/15/45 (Call 09/15/44)	15	13,641
4.85%, 06/15/44 (Call 12/15/43)	10	9,226
4.88%, 11/14/48 (Call 05/14/48)	20	18,337
5.05%, 03/15/34 (Call 12/15/33)	50	49,444
5.40%, 03/15/54 (Call 09/15/53)	50	49,290
5.50%, 03/15/64 (Call 09/15/63)	25	24,564
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	5	4,199
4.88%, 03/03/33 (Call 12/03/32)	5	4,926
4.90%, 03/03/30 (Call 01/03/30)	5	4,987
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	10	9,224
1.38%, 08/06/30 (Call 05/06/30)	30	24,314
3.00%, 05/28/51 (Call 11/28/50)	5	3,361
3.13%, 06/12/27 (Call 03/12/27)	5	4,736
3.38%, 11/16/25	20	19,488
4.00%, 01/17/29 (Call 10/17/28)	10	9,608
4.00%, 09/18/42	40	33,524
4.38%, 11/16/45	30	25,965
4.38%, 08/17/48 (Call 02/17/48)	15	12,912
6.45%, 09/15/37	35	38,749
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	20	16,225
3.70%, 06/06/27 (Call 03/06/27)	20	19,144
3.79%, 05/20/50 (Call 11/20/49)	10	7,525
4.67%, 06/06/47 (Call 12/06/46)	45	39,205
4.69%, 02/13/28 (Call 01/13/28)	5	4,907
4.69%, 12/15/44 (Call 06/15/44)	10	8,803
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	15	13,172
2.55%, 11/13/50 (Call 05/13/50)	35	20,478
2.95%, 03/15/32 (Call 12/15/31)	5	4,289
3.20%, 06/15/26 (Call 04/15/26)	5	4,811
3.25%, 02/27/27	5	4,791
3.55%, 03/15/42 (Call 09/15/41)	30	23,310
3.70%, 03/15/52 (Call 09/15/51)	35	25,557
3.90%, 02/20/28 (Call 11/20/27)	25	24,063
3.90%, 03/15/62 (Call 09/15/61)	5	3,603
4.13%, 06/15/39 (Call 12/15/38)	15	12,950
4.25%, 10/26/49 (Call 04/26/49)	60	48,981
4.35%, 11/15/47 (Call 05/15/47)	25	20,806
4.63%, 05/15/44 (Call 11/15/43)	20	17,726
5.20%, 02/22/34 (Call 11/22/33)	50	49,658

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.55%, 02/22/54 (Call 08/22/53)	$50	$49,266
5.90%, 11/15/33 (Call 08/15/33)	25	26,125
6.40%, 11/15/63 (Call 05/15/63)	5	5,445
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	5	4,890
4.50%, 11/15/44 (Call 05/15/44)	10	8,348
4.90%, 09/15/45 (Call 03/15/45)	20	17,539
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	20	16,960
4.30%, 12/15/47 (Call 06/15/47)	10	8,237
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	30	24,940
2.40%, 03/15/30 (Call 12/15/29)	25	21,455
3.40%, 03/01/27 (Call 12/01/26)	5	4,771
3.40%, 03/15/50 (Call 09/15/49)	35	23,811
3.40%, 03/15/51 (Call 09/15/50)	45	30,514
4.38%, 10/15/28 (Call 07/15/28)	70	67,639
4.50%, 02/25/26 (Call 11/27/25)	4	3,942
4.80%, 08/15/38 (Call 02/15/38)	35	31,972
4.80%, 07/15/46 (Call 01/16/46)	15	13,219
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	75	66,114
2.70%, 08/21/40 (Call 02/21/40)	30	19,878
2.88%, 06/01/26 (Call 03/01/26)	60	57,032
3.00%, 08/15/26 (Call 06/15/26)	10	9,492
3.25%, 08/15/29 (Call 05/15/29)	5	4,514
3.63%, 04/01/27 (Call 02/01/27)	30	28,666
3.75%, 04/01/30 (Call 01/01/30)	5	4,567
3.88%, 07/20/25 (Call 04/20/25)	45	44,160
4.13%, 04/01/40 (Call 10/01/39)	20	16,107
4.30%, 03/25/28 (Call 12/25/27)	90	86,712
4.78%, 03/25/38 (Call 09/25/37)	50	44,472
4.88%, 07/20/35 (Call 01/20/35)	20	18,563
5.05%, 03/25/48 (Call 09/25/47)	65	56,017
5.13%, 02/21/30 (Call 12/21/29)	5	4,918
5.13%, 07/20/45 (Call 01/20/45)	50	44,121
5.25%, 01/30/31 (Call 11/30/30)	65	63,961
5.25%, 02/21/33 (Call 11/21/32)	40	38,861
5.63%, 02/21/53 (Call 08/21/52)	25	23,168
5.88%, 06/01/53 (Call 12/01/52)	30	28,759
6.00%, 06/01/63 (Call 12/01/62)	5	4,800
6.25%, 06/01/27	5	5,124
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	23,045
4.15%, 03/15/59 (Call 09/15/58)	5	4,055
4.70%, 02/27/33 (Call 11/27/32)	5	4,889
4.88%, 02/27/53 (Call 08/27/52)	5	4,641
4.95%, 02/27/63 (Call 08/27/62)	20	18,443
5.50%, 03/15/27	50	50,823
5.55%, 03/15/37	15	15,725
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,818
4.20%, 03/18/43	10	8,604
6.38%, 05/15/38	5	5,516
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	10	9,326
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	50	44,317
1.30%, 09/01/30 (Call 06/01/30)	15	12,261
2.10%, 09/01/40 (Call 03/01/40)	15	9,946
2.45%, 03/01/26 (Call 12/01/25)	55	52,695
Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 09/01/60 (Call 03/01/60)	$20	$11,135
2.90%, 01/15/28 (Call 10/15/27)	30	28,231
2.95%, 03/03/27 (Call 12/03/26)	10	9,534
3.40%, 01/15/38 (Call 07/15/37)	10	8,334
3.50%, 01/15/48 (Call 07/15/47)	15	11,413
3.55%, 03/01/36 (Call 09/01/35)	20	17,322
3.63%, 03/03/37 (Call 09/03/36)	20	17,279
3.70%, 03/01/46 (Call 09/01/45)	30	23,915
4.38%, 12/05/33 (Call 06/05/33)	10	9,725
5.85%, 07/15/38	20	21,519
5.95%, 08/15/37	15	16,264
6.95%, 09/01/29	5	5,532
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	10	9,362
1.30%, 08/15/26 (Call 07/15/26)	5	4,595
5.10%, 07/15/33 (Call 04/15/33)	10	9,951
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	15	14,752
4.60%, 06/01/44 (Call 12/01/43)	10	8,686
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	40	37,213
1.45%, 06/24/30 (Call 03/24/30)	10	8,171
1.70%, 06/10/27 (Call 05/10/27)	5	4,549
1.90%, 12/10/28 (Call 10/10/28)	10	8,824
2.15%, 12/10/31 (Call 09/10/31)	25	20,610
2.35%, 06/24/40 (Call 12/24/39)	35	23,726
2.45%, 06/24/50 (Call 12/24/49)	30	17,689
2.75%, 12/10/51 (Call 06/10/51)	55	34,174
3.40%, 03/07/29 (Call 12/07/28)	25	23,451
3.70%, 02/10/45 (Call 08/10/44)	25	19,535
3.90%, 03/07/39 (Call 09/07/38)	30	25,700
4.00%, 03/07/49 (Call 09/07/48)	15	12,028
4.50%, 05/17/33 (Call 02/17/33)	25	24,040
5.00%, 05/17/53 (Call 11/17/52)	20	18,701
6.50%, 12/01/33	15	16,584
6.55%, 09/15/37	5	5,605
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,068
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	15	12,082
5.40%, 11/29/43 (Call 05/29/43)	10	8,644
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	10	9,293
2.20%, 08/14/30 (Call 05/14/30)	5	4,303
2.75%, 08/14/50 (Call 02/14/50)	10	6,433
3.00%, 11/20/25 (Call 08/20/25)	50	48,592
3.10%, 05/17/27 (Call 02/17/27)	30	28,642
4.00%, 11/20/45 (Call 05/20/45)	43	35,881
4.40%, 05/06/44	25	22,220
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	50	40,271
2.55%, 05/28/40 (Call 11/28/39)	25	17,336
2.63%, 04/01/30 (Call 01/01/30)	25	21,980
2.70%, 05/28/50 (Call 11/28/49)	40	25,531
2.75%, 06/03/26	85	81,341
3.00%, 12/15/26	5	4,770
3.45%, 03/15/29 (Call 12/15/28)	15	14,107
3.60%, 09/15/28 (Call 06/15/28)	95	90,663
4.00%, 03/15/49 (Call 09/15/48)	25	20,046
4.10%, 09/15/38 (Call 03/15/38)	5	4,392
4.13%, 12/15/46	20	16,534
4.20%, 09/15/48 (Call 03/15/48)	80	66,203

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
7.20%, 03/15/39	$40	$47,064
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	30	29,595
4.45%, 05/19/28 (Call 04/19/28)	15	14,681
4.65%, 05/19/30 (Call 03/19/30)	25	24,443
4.75%, 05/19/33 (Call 02/19/33)	50	48,371
5.11%, 05/19/43 (Call 11/19/42)	5	4,748
5.30%, 05/19/53 (Call 11/19/52)	115	110,034
5.34%, 05/19/63 (Call 11/19/62)	10	9,393
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	10	9,581
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	101	96,420
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40
(Call 01/09/40)	200	146,195
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	25	24,118
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5	4,789
2.30%, 06/22/27 (Call 04/22/27)	25	22,673
2.70%, 06/22/30 (Call 03/22/30)	5	4,207
3.85%, 06/22/40 (Call 12/22/39)	10	7,293
4.00%, 06/22/50 (Call 12/22/49)	5	3,376
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	20,873
3.00%, 09/12/27 (Call 06/12/27)	50	46,720
3.00%, 05/15/50 (Call 11/15/49)	20	13,076
3.95%, 09/12/47 (Call 03/12/47)	5	3,926
4.50%, 11/13/25 (Call 08/13/25)	15	14,800
4.70%, 02/01/43 (Call 08/01/42)	15	13,387
5.60%, 11/16/32 (Call 08/16/32)	25	25,528
		4,288,277
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32
(Call 06/01/32)	5	4,292
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	25	19,965
3.70%, 11/15/29 (Call 05/18/29)	15	13,787
5.13%, 06/30/27 (Call 01/01/27)	20	19,844
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 06/11/24)	30	28,950
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	29,707
4.00%, 03/01/31 (Call 03/01/26)	10	9,034
4.50%, 10/01/29 (Call 10/01/24)	30	28,522
5.95%, 06/30/33 (Call 12/30/32)	25	25,249
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	4,934
5.80%, 06/01/45 (Call 12/01/44)	5	4,901
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	17,090
5.38%, 07/15/25 (Call 04/15/25)	48	47,810
5.63%, 07/15/27 (Call 04/15/27)	10	10,103
Enbridge Energy Partners LP, 5.50%, 09/15/40
(Call 03/15/40)	10	9,517
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	32,073
2.50%, 08/01/33 (Call 05/01/33)	5	3,944
3.13%, 11/15/29 (Call 08/15/29)	10	9,004
3.40%, 08/01/51 (Call 02/01/51)	5	3,379
4.25%, 12/01/26 (Call 09/01/26)	5	4,870
6.20%, 11/15/30 (Call 09/15/30)	25	26,129
6.70%, 11/15/53 (Call 05/15/53)	25	27,381
Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	$50	$45,734
3.90%, 07/15/26 (Call 04/15/26)	40	38,703
4.40%, 03/15/27 (Call 12/15/26)	5	4,871
4.75%, 01/15/26 (Call 10/15/25)	5	4,939
4.95%, 05/15/28 (Call 02/15/28)	20	19,663
4.95%, 06/15/28 (Call 03/15/28)	55	54,153
5.00%, 05/15/50 (Call 11/15/49)	25	21,220
5.15%, 03/15/45 (Call 09/15/44)	10	8,805
5.25%, 04/15/29 (Call 01/15/29)	30	29,841
5.30%, 04/01/44 (Call 10/01/43)	15	13,437
5.30%, 04/15/47 (Call 10/15/46)	15	13,237
5.35%, 05/15/45 (Call 11/15/44)	10	8,959
5.40%, 10/01/47 (Call 04/01/47)	5	4,490
5.50%, 06/01/27 (Call 03/01/27)	35	35,062
5.55%, 05/15/34 (Call 02/15/34)	25	24,628
6.00%, 06/15/48 (Call 12/15/47)	20	19,311
6.13%, 12/15/45 (Call 06/15/45)	15	14,781
6.25%, 04/15/49 (Call 10/15/48)	30	29,893
6.40%, 12/01/30 (Call 10/01/30)	25	26,157
6.50%, 02/01/42 (Call 08/01/41)	25	25,948
6.55%, 12/01/33 (Call 09/01/33)	25	26,390
6.63%, 10/15/36	10	10,500
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	30	26,674
3.13%, 07/31/29 (Call 04/30/29)	15	13,704
3.20%, 02/15/52 (Call 08/15/51)	10	6,640
3.30%, 02/15/53 (Call 08/15/52)	5	3,375
3.70%, 02/15/26 (Call 11/15/25)	15	14,624
3.70%, 01/31/51 (Call 07/31/50)	50	36,814
3.95%, 01/31/60 (Call 07/31/59)	15	11,007
4.15%, 10/16/28 (Call 07/16/28)	5	4,829
4.20%, 01/31/50 (Call 07/31/49)	5	4,036
4.25%, 02/15/48 (Call 08/15/47)	20	16,388
4.45%, 02/15/43 (Call 08/15/42)	20	17,221
4.80%, 02/01/49 (Call 08/01/48)	35	30,986
4.85%, 08/15/42 (Call 02/15/42)	10	9,099
4.85%, 03/15/44 (Call 09/15/43)	45	40,684
4.90%, 05/15/46 (Call 11/15/45)	20	18,096
4.95%, 10/15/54 (Call 04/15/54)	10	8,919
5.10%, 02/15/45 (Call 08/15/44)	10	9,330
5.35%, 01/31/33 (Call 10/31/32)	35	35,138
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(c)	15	13,983
6.45%, 09/01/40	5	5,391
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	10	8,754
5.00%, 03/01/43 (Call 09/01/42)	20	17,505
5.63%, 09/01/41	15	14,089
6.95%, 01/15/38	5	5,418
7.75%, 03/15/32	10	11,190
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	15	10,268
4.30%, 06/01/25 (Call 03/01/25)	15	14,798
4.30%, 03/01/28 (Call 12/01/27)	5	4,850
4.80%, 02/01/33 (Call 11/01/32)	25	23,526
5.05%, 02/15/46 (Call 08/15/45)	20	17,459
5.20%, 03/01/48 (Call 09/01/47)	10	8,846
5.30%, 12/01/34 (Call 06/01/34)	15	14,519
5.55%, 06/01/45 (Call 12/01/44)	50	46,877

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	$5	$4,684
4.00%, 03/15/28 (Call 12/15/27)	50	47,723
4.13%, 03/01/27 (Call 12/01/26)	35	33,914
4.25%, 12/01/27 (Call 09/01/27)	15	14,492
4.50%, 04/15/38 (Call 10/15/37)	30	26,086
4.70%, 04/15/48 (Call 10/15/47)	35	29,006
4.80%, 02/15/29 (Call 11/15/28)	5	4,894
4.88%, 06/01/25 (Call 03/01/25)	40	39,678
4.90%, 04/15/58 (Call 10/15/57)	5	4,110
4.95%, 09/01/32 (Call 06/01/32)	15	14,274
4.95%, 03/14/52 (Call 09/14/51)	25	21,283
5.00%, 03/01/33 (Call 12/01/32)	5	4,752
5.50%, 02/15/49 (Call 08/15/48)	10	9,251
5.65%, 03/01/53 (Call 09/01/52)	5	4,722
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5	4,433
3.25%, 06/01/30 (Call 03/01/30)	10	8,942
3.95%, 03/01/50 (Call 09/01/49)	10	7,266
4.20%, 10/03/47 (Call 04/03/47)	10	7,697
4.45%, 09/01/49 (Call 03/01/49)	15	11,836
4.55%, 07/15/28 (Call 04/15/28)	55	53,382
5.00%, 03/01/26 (Call 12/01/25)	10	9,912
5.15%, 10/15/43 (Call 04/15/43)	20	17,959
5.20%, 07/15/48 (Call 01/15/48)	25	22,137
5.55%, 11/01/26 (Call 10/01/26)	5	5,012
5.80%, 11/01/30 (Call 09/01/30)	15	15,276
5.85%, 01/15/26 (Call 12/15/25)	10	10,046
6.10%, 11/15/32 (Call 08/15/32)	30	30,901
6.35%, 01/15/31 (Call 10/15/30)	30	31,322
6.63%, 09/01/53 (Call 03/01/53)	5	5,347
7.15%, 01/15/51 (Call 07/15/50)	5	5,510
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	15	15,046
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	9,091
3.80%, 09/15/30 (Call 06/15/30)	25	22,762
4.30%, 01/31/43 (Call 07/31/42)	25	19,862
4.50%, 12/15/26 (Call 09/15/26)	5	4,887
4.65%, 10/15/25 (Call 07/15/25)	15	14,816
4.90%, 02/15/45 (Call 08/15/44)	15	12,755
6.65%, 01/15/37	10	10,518
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	48,177
4.50%, 05/15/30 (Call 11/15/29)	5	4,775
5.00%, 03/15/27 (Call 09/15/26)	35	34,702
5.88%, 06/30/26 (Call 12/31/25)	35	35,134
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,545
4.50%, 03/15/45 (Call 09/15/44)	5	4,099
5.95%, 09/25/43 (Call 03/25/43)	35	34,640
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	25	22,444
4.95%, 04/15/52 (Call 10/15/51)	20	17,027
5.20%, 07/01/27 (Call 06/01/27)	20	19,926
6.13%, 03/15/33 (Call 12/15/32)	5	5,131
6.15%, 03/01/29 (Call 02/01/29)	20	20,620
6.25%, 07/01/52 (Call 01/01/52)	15	15,107
6.50%, 02/15/53 (Call 08/15/52)	20	20,958
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	20	17,862
Security	Par (000)	Value

Pipelines (continued)
4.88%, 02/01/31 (Call 02/01/26)	$10	$9,506
5.00%, 01/15/28 (Call 07/01/24)	10	9,760
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	20	19,121
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,071
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,457
4.25%, 05/15/28 (Call 02/15/28)	5	4,813
4.63%, 03/01/34 (Call 12/01/33)	30	27,860
4.88%, 01/15/26 (Call 10/15/25)	10	9,908
4.88%, 05/15/48 (Call 11/15/47)	55	47,966
5.00%, 10/16/43 (Call 04/16/43)	20	17,832
5.10%, 03/15/49 (Call 09/15/48)	10	9,039
6.20%, 10/15/37	40	41,034
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	25	22,378
4.00%, 03/15/28 (Call 12/15/27)	25	23,923
4.60%, 03/15/48 (Call 09/15/47)	10	8,526
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	70	64,954
4.50%, 03/01/28 (Call 12/01/27)	5	4,826
5.30%, 03/01/48 (Call 09/01/47)	15	12,908
5.50%, 08/15/48 (Call 02/15/48)	15	13,003
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	25,239
3.75%, 06/15/27 (Call 03/15/27)	10	9,556
4.00%, 09/15/25 (Call 06/15/25)	5	4,901
4.65%, 08/15/32 (Call 05/15/32)	20	18,955
5.10%, 09/15/45 (Call 03/15/45)	15	13,597
5.65%, 03/15/33 (Call 12/15/32)	5	5,030
5.75%, 06/24/44 (Call 12/24/43)	10	9,777
6.30%, 04/15/40	15	15,530
		2,811,445
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	10	8,248
4.88%, 03/01/26 (Call 12/01/25)	15	14,809
		23,057
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	20	17,521
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,496
2.00%, 05/18/32 (Call 02/18/32)	10	7,792
3.00%, 05/18/51 (Call 11/18/50)	10	6,039
3.38%, 08/15/31 (Call 05/15/31)	10	8,782
4.00%, 02/01/50 (Call 08/01/49)	25	18,441
4.90%, 12/15/30 (Call 09/15/30)	10	9,740
5.15%, 04/15/53 (Call 10/15/52)	15	13,228
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	5	4,096
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	5	4,038
4.25%, 02/15/28 (Call 11/15/27)	5	4,774
4.30%, 04/15/52 (Call 10/15/51)	15	11,504
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,473
1.60%, 04/15/26 (Call 03/15/26)	35	32,597
2.10%, 06/15/30 (Call 03/15/30)	25	20,780
2.30%, 09/15/31 (Call 06/15/31)	10	8,096
2.70%, 04/15/31 (Call 01/15/31)	30	25,231
2.75%, 01/15/27 (Call 11/15/26)(b)	10	9,377

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 01/15/30 (Call 10/15/29)	$20	$17,526
2.95%, 01/15/51 (Call 07/15/50)(b)	25	15,504
3.10%, 06/15/50 (Call 12/15/49)	15	9,616
3.38%, 10/15/26 (Call 07/15/26)	15	14,312
3.55%, 07/15/27 (Call 04/15/27)	20	18,943
3.80%, 08/15/29 (Call 05/15/29)	5	4,626
4.00%, 06/01/25 (Call 03/01/25)	35	34,445
4.40%, 02/15/26 (Call 11/15/25)	35	34,360
5.55%, 07/15/33 (Call 04/15/33)	5	4,971
5.65%, 03/15/33 (Call 12/15/32)	15	15,031
5.90%, 11/15/33 (Call 08/15/33)	5	5,110
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	4,065
3.20%, 01/15/28 (Call 10/15/27)	5	4,681
3.45%, 06/01/25 (Call 03/03/25)	10	9,803
3.50%, 11/15/25 (Call 08/15/25)	25	24,391
3.90%, 10/15/46 (Call 04/15/46)	15	11,697
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	1	739
3.25%, 01/30/31 (Call 10/30/30)	30	25,280
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	5	4,080
3.90%, 03/15/27 (Call 12/15/26)	20	19,105
4.05%, 07/01/30 (Call 04/01/30)	15	13,811
4.13%, 06/15/26 (Call 03/15/26)	5	4,854
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	5	3,945
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	10	8,767
3.35%, 11/01/49 (Call 05/01/49)	10	6,936
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	4,232
2.75%, 04/15/31 (Call 01/15/31)	5	4,116
2.90%, 12/01/33 (Call 09/01/33)	5	3,901
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)	25	23,832
2.10%, 04/01/31 (Call 01/01/31)	20	16,094
2.50%, 07/15/31 (Call 04/15/31)	5	4,107
2.90%, 03/15/27 (Call 02/15/27)	5	4,675
2.90%, 04/01/41 (Call 10/01/40)	25	17,285
3.25%, 01/15/51 (Call 07/15/50)	15	9,895
3.30%, 07/01/30 (Call 04/01/30)(b)	15	13,270
3.80%, 02/15/28 (Call 11/15/27)	10	9,438
4.00%, 03/01/27 (Call 12/01/26)	35	33,702
4.00%, 11/15/49 (Call 05/15/49)	15	11,365
4.15%, 07/01/50 (Call 01/01/50)	10	7,759
4.30%, 02/15/29 (Call 11/15/28)	10	9,517
4.45%, 02/15/26 (Call 11/15/25)	20	19,640
5.10%, 05/01/33 (Call 02/01/33)	15	14,403
5.80%, 03/01/34 (Call 12/01/33)	15	15,102
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,980
4.00%, 11/15/25 (Call 08/15/25)	15	14,618
4.38%, 02/15/29 (Call 11/15/28)	20	19,056
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	20	19,041
4.45%, 07/15/28 (Call 04/15/28)	25	24,154
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5	4,712
1.45%, 05/15/26 (Call 04/15/26)	20	18,487
1.80%, 07/15/27 (Call 05/15/27)	50	44,883
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.15%, 07/15/30 (Call 04/15/30)	$10	$8,292
2.90%, 11/18/26 (Call 09/18/26)	10	9,405
2.95%, 09/15/51 (Call 03/15/51)	20	12,308
3.20%, 11/18/29 (Call 08/18/29)	15	13,436
3.90%, 04/15/32 (Call 01/15/32)	25	22,538
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	35	30,296
2.85%, 11/01/26 (Call 08/01/26)	15	14,180
3.25%, 08/01/27 (Call 05/01/27)	40	37,698
3.50%, 03/01/28 (Call 12/01/27)	95	89,668
4.00%, 08/01/47 (Call 02/01/47)(b)	5	3,838
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	5	4,072
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,434
3.00%, 01/15/30 (Call 10/15/29)	25	21,995
3.38%, 04/15/26 (Call 01/15/26)	15	14,449
Extra Space Storage LP
2.55%, 06/01/31 (Call 03/01/31)	5	4,114
3.88%, 12/15/27 (Call 09/15/27)	70	66,387
4.00%, 06/15/29 (Call 03/15/29)	10	9,350
5.50%, 07/01/30 (Call 05/01/30)	5	5,001
Federal Realty OP LP, 1.25%, 02/15/26 (Call 01/15/26)	15	13,954
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	5	4,533
4.00%, 01/15/31 (Call 10/15/30)	15	13,337
5.30%, 01/15/29 (Call 10/15/28)	10	9,798
5.38%, 04/15/26 (Call 01/15/26)	15	14,864
5.75%, 06/01/28 (Call 03/03/28)	5	4,988
6.75%, 12/01/33 (Call 09/01/33)	5	5,202
Healthcare Realty Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	24	20,848
3.50%, 08/01/26 (Call 05/01/26)	40	38,071
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	20	17,653
3.25%, 07/15/26 (Call 05/15/26)	55	52,518
6.75%, 02/01/41 (Call 08/01/40)	5	5,461
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	5	4,208
3.88%, 03/01/27 (Call 12/01/26)	10	9,449
4.13%, 03/15/28 (Call 12/15/27)	5	4,673
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	22,209
Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	4,150
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	20	15,692
2.30%, 11/15/28 (Call 09/15/28)	10	8,801
4.15%, 04/15/32 (Call 01/15/32)	5	4,552
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	4,510
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	5	4,722
3.70%, 10/01/49 (Call 04/01/49)	26	18,511
4.45%, 09/01/47 (Call 03/01/47)	10	7,891
4.60%, 02/01/33 (Call 11/01/32)	10	9,333
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	10	9,628
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	5	3,950
2.70%, 09/15/30 (Call 06/15/30)	10	8,335
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,920
3.95%, 03/15/29 (Call 12/15/28)	15	14,287

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	$5	$4,067
NNN REIT Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,155
3.50%, 04/15/51 (Call 10/15/50)	40	27,797
3.60%, 12/15/26 (Call 09/15/26)	27	25,833
4.30%, 10/15/28 (Call 07/15/28)	15	14,411
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	4,006
3.38%, 02/01/31 (Call 11/01/30)	10	8,500
5.25%, 01/15/26 (Call 10/15/25)	20	19,785
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	5	3,950
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	25	19,799
1.75%, 07/01/30 (Call 04/01/30)	2	1,639
2.13%, 04/15/27 (Call 02/15/27)	25	23,022
2.13%, 10/15/50 (Call 04/15/50)	5	2,673
3.05%, 03/01/50 (Call 09/01/49)	5	3,269
3.25%, 10/01/26 (Call 07/01/26)	35	33,449
4.75%, 06/15/33 (Call 03/15/33)	5	4,796
5.25%, 06/15/53 (Call 12/15/52)	5	4,715
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	10	8,178
3.09%, 09/15/27 (Call 06/15/27)	65	61,030
5.10%, 08/01/33 (Call 05/01/33)	5	4,929
5.13%, 01/15/29 (Call 12/15/28)	15	15,070
5.35%, 08/01/53 (Call 02/01/53)	40	38,556
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	5	4,127
Realty Income Corp.
2.70%, 02/15/32 (Call 11/15/31)	5	4,142
3.00%, 01/15/27 (Call 10/15/26)	25	23,605
3.25%, 01/15/31 (Call 10/15/30)	5	4,412
3.65%, 01/15/28 (Call 10/15/27)	15	14,224
4.63%, 11/01/25 (Call 09/01/25)	25	24,703
4.88%, 06/01/26 (Call 03/01/26)	10	9,906
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,462
3.60%, 02/01/27 (Call 11/01/26)	10	9,591
4.40%, 02/01/47 (Call 08/01/46)	5	4,067
4.65%, 03/15/49 (Call 09/15/48)	5	4,162
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	10	8,126
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	8,232
3.90%, 10/15/29 (Call 07/15/29)	5	4,469
5.13%, 08/15/26 (Call 05/15/26)	5	4,906
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)	5	4,159
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	50	45,340
1.75%, 02/01/28 (Call 11/01/27)	90	79,830
2.25%, 01/15/32 (Call 10/15/31)	10	8,059
2.45%, 09/13/29 (Call 06/13/29)	45	39,223
3.25%, 09/13/49 (Call 03/13/49)	65	43,664
3.30%, 01/15/26 (Call 10/15/25)	20	19,352
3.38%, 12/01/27 (Call 09/01/27)	90	85,019
3.50%, 09/01/25 (Call 06/01/25)	40	39,065
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,950
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)	15	14,198
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	$15	$12,314
4.20%, 04/15/32 (Call 01/15/32)	5	4,467
5.70%, 01/15/33 (Call 10/15/32)	5	4,924
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	5	4,063
3.13%, 09/01/26 (Call 06/01/26)	10	9,406
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	30	26,862
3.50%, 07/01/27 (Call 04/01/27)	5	4,713
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,892
3.25%, 10/15/26 (Call 07/15/26)	20	18,902
4.00%, 03/01/28 (Call 12/01/27)	20	19,015
4.13%, 01/15/26 (Call 10/15/25)	25	24,409
4.38%, 02/01/45 (Call 08/01/44)	5	3,968
4.75%, 11/15/30 (Call 08/15/30)	5	4,768
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	5	4,860
4.95%, 02/15/30 (Call 12/15/29)	15	14,388
5.13%, 05/15/32 (Call 02/15/32)	15	14,214
5.63%, 05/15/52 (Call 11/15/51)	10	8,969
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	35	30,376
2.70%, 02/15/27 (Call 12/15/26)	25	23,467
2.75%, 01/15/31 (Call 10/15/30)	15	12,830
2.80%, 06/01/31 (Call 03/01/31)	15	12,742
3.10%, 01/15/30 (Call 10/15/29)	25	22,290
4.00%, 06/01/25 (Call 03/01/25)	15	14,794
6.50%, 03/15/41 (Call 09/15/40)	10	10,774
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	90	76,920
4.00%, 11/15/29 (Call 08/15/29)	25	23,379
4.00%, 04/15/30 (Call 01/15/30)	25	23,255
7.38%, 03/15/32	5	5,594
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,611
3.85%, 07/15/29 (Call 04/15/29)	15	13,908
		2,994,072
Retail — 0.9%
AutoNation Inc.
3.85%, 03/01/32 (Call 12/01/31)	10	8,806
4.75%, 06/01/30 (Call 03/01/30)	5	4,764
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	5	4,796
3.75%, 04/18/29 (Call 01/18/29)	15	14,054
4.00%, 04/15/30 (Call 01/15/30)	20	18,740
4.50%, 02/01/28 (Call 01/01/28)	5	4,875
4.75%, 08/01/32 (Call 05/01/32)	25	23,893
4.75%, 02/01/33 (Call 11/01/32)	5	4,760
5.20%, 08/01/33 (Call 05/01/33)	10	9,846
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	10	8,234
4.45%, 10/01/28 (Call 07/01/28)	5	4,851
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	30	27,065
1.60%, 04/20/30 (Call 01/20/30)	30	25,016
1.75%, 04/20/32 (Call 01/20/32)	15	11,971
3.00%, 05/18/27 (Call 02/18/27)	10	9,545
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	30	28,732

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.30%, 10/10/33 (Call 07/10/33)	$25	$25,698
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	15	12,636
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	9,080
3.88%, 04/15/27 (Call 01/15/27)	20	19,256
4.13%, 05/01/28 (Call 02/01/28)	5	4,808
4.13%, 04/03/50 (Call 10/03/49)	5	3,788
5.00%, 11/01/32 (Call 08/01/32)	15	14,585
5.45%, 07/05/33 (Call 04/05/33)	25	24,753
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	5	4,791
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	4,035
2.75%, 02/01/32 (Call 11/01/31)	5	4,136
6.88%, 11/01/33 (Call 08/01/33)	15	16,446
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	10	9,355
2.70%, 04/15/30 (Call 01/15/30)	20	17,649
2.75%, 09/15/51 (Call 03/15/51)	20	12,327
2.80%, 09/14/27 (Call 06/14/27)	15	14,027
2.88%, 04/15/27 (Call 03/15/27)	10	9,446
2.95%, 06/15/29 (Call 03/15/29)	25	22,780
3.00%, 04/01/26 (Call 01/01/26)	5	4,819
3.13%, 12/15/49 (Call 06/15/49)	20	13,507
3.30%, 04/15/40 (Call 10/15/39)	15	11,639
3.35%, 09/15/25 (Call 06/15/25)	60	58,621
3.35%, 04/15/50 (Call 10/15/49)	5	3,518
3.63%, 04/15/52 (Call 10/15/51)	15	11,002
3.90%, 12/06/28 (Call 09/06/28)	70	67,327
3.90%, 06/15/47 (Call 12/15/46)	20	15,713
4.20%, 04/01/43 (Call 10/01/42)	45	38,052
4.25%, 04/01/46 (Call 10/01/45)	55	46,069
4.95%, 09/15/52 (Call 03/15/52)	35	32,105
5.88%, 12/16/36	65	68,415
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	55	47,832
2.50%, 04/15/26 (Call 01/15/26)	5	4,757
2.63%, 04/01/31 (Call 01/01/31)	5	4,250
3.00%, 10/15/50 (Call 04/15/50)	10	6,240
3.35%, 04/01/27 (Call 03/01/27)	10	9,534
3.38%, 09/15/25 (Call 06/15/25)	35	34,121
3.65%, 04/05/29 (Call 01/05/29)	25	23,430
3.70%, 04/15/46 (Call 10/15/45)	35	25,817
3.75%, 04/01/32 (Call 01/01/32)	5	4,520
4.05%, 05/03/47 (Call 11/03/46)	40	30,959
4.25%, 04/01/52 (Call 10/01/51)	55	43,171
4.40%, 09/08/25	10	9,875
4.45%, 04/01/62 (Call 10/01/61)	15	11,618
5.00%, 04/15/33 (Call 01/15/33)	5	4,903
5.15%, 07/01/33 (Call 04/01/33)(b)	5	4,955
5.63%, 04/15/53 (Call 10/15/52)	40	38,682
5.80%, 09/15/62 (Call 03/15/62)	10	9,706
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,770
2.63%, 09/01/29 (Call 06/01/29)	10	8,904
3.30%, 07/01/25 (Call 06/01/25)	10	9,782
3.50%, 07/01/27 (Call 05/01/27)	35	33,387
3.60%, 07/01/30 (Call 04/01/30)	20	18,413
3.63%, 09/01/49 (Call 03/01/49)	35	25,448
3.70%, 01/30/26 (Call 10/30/25)(b)	30	29,262
3.80%, 04/01/28 (Call 01/01/28)	15	14,354
Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/50 (Call 10/01/49)	$25	$20,011
4.60%, 09/09/32 (Call 06/09/32)	5	4,810
4.60%, 05/26/45 (Call 11/26/44)	15	13,031
4.70%, 12/09/35 (Call 06/09/35)	5	4,714
4.88%, 12/09/45 (Call 06/09/45)	10	9,009
5.45%, 08/14/53 (Call 02/14/53)	15	14,530
5.70%, 02/01/39	5	5,094
6.30%, 10/15/37	25	26,697
6.30%, 03/01/38	35	37,433
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	15	14,534
3.60%, 09/01/27 (Call 06/01/27)	10	9,512
4.20%, 04/01/30 (Call 01/01/30)	15	14,211
4.35%, 06/01/28 (Call 03/01/28)	20	19,424
4.70%, 06/15/32 (Call 03/15/32)	15	14,373
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,819
1.88%, 04/15/31 (Call 01/15/31)	5	4,059
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	45	41,372
2.45%, 06/15/26 (Call 03/15/26)	5	4,735
2.55%, 11/15/30 (Call 08/15/30)	5	4,280
3.50%, 03/01/28 (Call 12/01/27)	15	14,190
3.50%, 11/15/50 (Call 05/15/50)	10	7,031
3.55%, 08/15/29 (Call 05/15/29)	5	4,665
3.75%, 12/01/47 (Call 06/01/47)	70	52,162
3.80%, 08/15/25 (Call 06/15/25)	45	44,154
4.00%, 11/15/28 (Call 08/15/28)	15	14,379
4.45%, 08/15/49 (Call 02/15/49)	10	8,239
4.50%, 11/15/48 (Call 05/15/48)	5	4,162
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	20	18,605
2.35%, 02/15/30 (Call 11/15/29)	15	13,070
2.50%, 04/15/26	15	14,343
2.65%, 09/15/30 (Call 06/15/30)	15	13,192
2.95%, 01/15/52 (Call 07/15/51)	15	9,673
3.38%, 04/15/29 (Call 01/15/29)	10	9,362
4.00%, 07/01/42	20	16,888
4.80%, 01/15/53 (Call 07/15/52)(b)	5	4,544
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,337
2.25%, 09/15/26 (Call 06/15/26)	25	23,514
3.88%, 04/15/30 (Call 01/15/30)	20	18,861
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	5	4,948
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	20	13,832
2.65%, 09/22/51 (Call 03/22/51)	45	28,163
3.05%, 07/08/26 (Call 05/08/26)	15	14,447
3.63%, 12/15/47 (Call 06/15/47)	10	7,871
4.05%, 06/29/48 (Call 12/29/47)	40	33,192
4.15%, 09/09/32 (Call 06/09/32)	5	4,800
4.50%, 09/09/52 (Call 03/09/52)	10	8,835
5.25%, 09/01/35	35	35,927
6.50%, 08/15/37	35	39,674
7.55%, 02/15/30	5	5,729
		2,045,458
Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	15	13,874
4.39%, 06/01/52 (Call 12/01/51)	25	21,208

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	$25	$20,557
2.80%, 10/01/41 (Call 04/01/41)	5	3,526
2.95%, 10/01/51 (Call 04/01/51)	15	9,767
3.50%, 12/05/26 (Call 09/05/26)	70	67,458
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	10	6,521
4.35%, 04/01/47 (Call 10/01/46)	20	17,480
5.10%, 10/01/35 (Call 04/01/35)	25	25,191
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	50	48,260
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	45	40,037
2.60%, 02/15/33 (Call 11/15/32)(a).	10	8,007
3.14%, 11/15/35 (Call 08/15/35)(a).	50	39,700
3.19%, 11/15/36 (Call 08/15/36)(a).	50	39,200
3.42%, 04/15/33 (Call 01/15/33)(a)	25	21,359
3.46%, 09/15/26 (Call 07/15/26)	10	9,601
3.47%, 04/15/34 (Call 01/15/34)(a)	25	21,084
3.50%, 02/15/41 (Call 08/15/40)(a)	45	34,262
4.00%, 04/15/29 (Call 02/15/29)(a)	5	4,729
4.15%, 11/15/30 (Call 08/15/30)	4	3,749
4.30%, 11/15/32 (Call 08/15/32)	5	4,628
4.93%, 05/15/37 (Call 02/15/37)(a)	30	27,915
5.00%, 04/15/30 (Call 01/15/30)	5	4,971
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	65	56,576
2.00%, 08/12/31 (Call 05/12/31)	5	4,040
2.60%, 05/19/26 (Call 02/19/26)	45	42,840
2.80%, 08/12/41 (Call 02/12/41)	35	24,187
3.05%, 08/12/51 (Call 02/12/51)	20	12,609
3.15%, 05/11/27 (Call 02/11/27)	25	23,711
3.25%, 11/15/49 (Call 05/15/49)	25	16,621
3.70%, 07/29/25 (Call 04/29/25)	20	19,622
3.73%, 12/08/47 (Call 06/08/47)	30	22,140
3.75%, 03/25/27 (Call 01/25/27)	35	33,770
3.75%, 08/05/27 (Call 07/05/27)	20	19,227
4.00%, 08/05/29 (Call 06/05/29)	10	9,516
4.10%, 05/19/46 (Call 11/19/45)	20	16,074
4.10%, 05/11/47 (Call 11/11/46)	30	23,927
4.15%, 08/05/32 (Call 05/05/32)	5	4,641
4.25%, 12/15/42	15	12,452
4.60%, 03/25/40 (Call 09/25/39)	25	22,545
4.75%, 03/25/50 (Call 09/25/49)	30	25,734
4.80%, 10/01/41	20	18,130
4.88%, 02/10/28 (Call 01/10/28)	5	4,965
4.90%, 07/29/45 (Call 01/29/45)	30	27,540
4.90%, 08/05/52 (Call 02/05/52)	5	4,398
5.70%, 02/10/53 (Call 08/10/52)	35	34,240
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	10	7,012
4.10%, 03/15/29 (Call 12/15/28)	25	24,175
4.95%, 07/15/52 (Call 01/15/52)	20	18,543
5.25%, 07/15/62 (Call 01/15/62)	25	23,817
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	20	13,062
3.13%, 06/15/60 (Call 12/15/59)	10	6,343
3.75%, 03/15/26 (Call 01/15/26)	40	38,994
4.00%, 03/15/29 (Call 12/15/28)	25	23,942
Marvell Technology Inc., 2.95%, 04/15/31
(Call 01/15/31)	10	8,556
Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc., 4.25%, 09/01/25
(Call 07/01/24)	$25	$24,594
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	5	4,123
3.48%, 11/01/51 (Call 05/01/51)	5	3,441
4.66%, 02/15/30 (Call 11/15/29)	15	14,477
4.98%, 02/06/26 (Call 12/06/25)	25	24,790
5.33%, 02/06/29 (Call 11/06/28)	25	25,036
5.38%, 04/15/28 (Call 03/15/28)	20	20,075
5.88%, 02/09/33 (Call 11/09/32)	5	5,114
5.88%, 09/15/33 (Call 06/15/33)	15	15,348
6.75%, 11/01/29 (Call 09/01/29)	10	10,610
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	15	12,517
2.85%, 04/01/30 (Call 01/01/30)	20	18,030
3.20%, 09/16/26 (Call 06/16/26)	65	62,751
3.70%, 04/01/60 (Call 10/01/59)	15	11,286
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	20	19,938
5.55%, 12/01/28 (Call 09/01/28)	30	30,239
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	20	16,687
2.65%, 02/15/32 (Call 11/15/31)	20	16,527
3.13%, 02/15/42 (Call 08/15/41)	15	10,571
3.25%, 05/11/41 (Call 11/11/40)	5	3,647
3.40%, 05/01/30 (Call 02/01/30)	10	9,014
4.30%, 06/18/29 (Call 03/18/29)	15	14,341
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	18,720
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	5	4,361
1.65%, 05/20/32 (Call 02/20/32)	25	19,501
2.15%, 05/20/30 (Call 02/20/30)	5	4,289
3.25%, 05/20/27 (Call 02/20/27)	25	23,936
4.30%, 05/20/47 (Call 11/20/46)	30	25,658
4.65%, 05/20/35 (Call 11/20/34)	60	58,101
4.80%, 05/20/45 (Call 11/20/44)	20	18,495
6.00%, 05/20/53 (Call 11/20/52)	5	5,380
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	23,147
3.00%, 06/01/31 (Call 03/01/31)	5	4,179
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	9,173
1.75%, 05/04/30 (Call 02/04/30)	10	8,372
3.65%, 08/16/32 (Call 05/16/32)	5	4,545
3.88%, 03/15/39 (Call 09/15/38)	25	21,805
4.15%, 05/15/48 (Call 11/15/47)	27	22,330
4.60%, 02/15/28 (Call 01/15/28)	95	94,110
4.90%, 03/14/33 (Call 12/14/32)	25	24,805
5.00%, 03/14/53 (Call 09/14/52)	5	4,667
5.05%, 05/18/63 (Call 11/18/62)	5	4,658
5.15%, 02/08/54 (Call 08/08/53)	15	14,305
		1,924,726
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	25	23,401

Software — 0.8%
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	50	46,531
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	15	13,230
3.50%, 06/15/27 (Call 03/15/27)	10	9,542

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.38%, 06/15/25 (Call 03/15/25)	$2	$1,977
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	17,660
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	10	10,081
6.85%, 08/02/33 (Call 05/02/33)(b)	5	4,896
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	20	16,172
4.80%, 03/01/26 (Call 12/01/25)	15	14,877
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	30	21,406
5.10%, 07/15/32 (Call 04/15/32)	5	4,928
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5	4,584
2.65%, 06/01/30 (Call 03/01/30)	5	4,318
3.20%, 07/01/26 (Call 05/01/26)	5	4,788
3.50%, 07/01/29 (Call 04/01/29)	45	41,511
3.85%, 06/01/25 (Call 03/01/25)	10	9,821
4.20%, 10/01/28 (Call 07/01/28)	5	4,783
4.40%, 07/01/49 (Call 01/01/49)	35	28,504
5.60%, 03/02/33 (Call 12/02/32)	20	20,081
5.63%, 08/21/33 (Call 05/21/33)	20	20,101
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	30	28,568
1.35%, 07/15/27 (Call 05/15/27)	30	26,865
1.65%, 07/15/30 (Call 04/15/30)	25	20,545
5.20%, 09/15/33 (Call 06/15/33)	25	24,957
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(a)	5	4,070
2.40%, 08/08/26 (Call 05/08/26)	50	47,386
2.50%, 09/15/50 (Call 03/15/50)(a)	25	15,486
2.68%, 06/01/60 (Call 12/01/59)	45	27,211
2.92%, 03/17/52 (Call 09/17/51)	35	23,576
3.04%, 03/17/62 (Call 09/17/61)	40	26,138
3.30%, 02/06/27 (Call 11/06/26)	70	67,365
3.40%, 06/15/27 (Call 03/15/27)(a)	30	28,730
3.45%, 08/08/36 (Call 02/08/36)	49	42,443
3.50%, 02/12/35 (Call 08/12/34)	65	58,369
3.70%, 08/08/46 (Call 02/08/46)	35	28,526
4.00%, 02/12/55 (Call 08/12/54)	10	8,337
4.10%, 02/06/37 (Call 08/06/36)	10	9,284
4.25%, 02/06/47 (Call 08/06/46)	35	31,600
4.50%, 06/15/47 (Call 12/15/46)(a)	20	18,346
4.50%, 02/06/57 (Call 08/06/56)	15	13,678
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	5	4,723
2.80%, 04/01/27 (Call 02/01/27)	5	4,678
2.88%, 03/25/31 (Call 12/25/30)	30	25,797
2.95%, 04/01/30 (Call 01/01/30)	45	39,733
3.60%, 04/01/40 (Call 10/01/39)	45	34,661
3.60%, 04/01/50 (Call 10/01/49)	45	31,320
3.65%, 03/25/41 (Call 09/25/40)	25	19,149
3.85%, 04/01/60 (Call 10/01/59)	40	27,423
3.90%, 05/15/35 (Call 11/15/34)	5	4,328
3.95%, 03/25/51 (Call 09/25/50)	35	25,767
4.00%, 07/15/46 (Call 01/15/46)	10	7,645
4.00%, 11/15/47 (Call 05/15/47)	30	22,758
4.10%, 03/25/61 (Call 09/25/60)	20	14,359
4.13%, 05/15/45 (Call 11/15/44)	35	27,475
4.30%, 07/08/34 (Call 01/08/34)	5	4,530
4.38%, 05/15/55 (Call 11/15/54)	20	15,509
Security	Par (000)	Value

Software (continued)
4.50%, 05/06/28 (Call 04/06/28)	$80	$78,248
4.50%, 07/08/44 (Call 01/08/44)	145	120,932
4.90%, 02/06/33 (Call 11/06/32)	5	4,831
5.38%, 07/15/40	15	14,252
5.55%, 02/06/53 (Call 08/06/52)	5	4,719
5.80%, 11/10/25	10	10,050
6.13%, 07/08/39	20	20,623
6.15%, 11/09/29 (Call 09/09/29)	25	26,093
6.25%, 11/09/32 (Call 08/09/32)	30	31,629
6.50%, 04/15/38	5	5,335
6.90%, 11/09/52 (Call 05/09/52)	35	39,109
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	5	4,823
3.85%, 12/15/25 (Call 09/15/25)	30	29,310
Salesforce Inc.
1.95%, 07/15/31 (Call 04/15/31)	5	4,090
2.70%, 07/15/41 (Call 01/15/41)	45	31,395
2.90%, 07/15/51 (Call 01/15/51)	25	16,014
3.05%, 07/15/61 (Call 01/15/61)	10	6,168
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	35	28,165
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	5	4,793
4.00%, 04/14/32 (Call 01/14/32)	5	4,547
4.95%, 03/28/28 (Call 02/28/28)	30	29,663
5.00%, 03/28/26	5	4,966
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	5	4,577
1.80%, 08/15/28 (Call 06/15/28)	15	13,014
2.20%, 08/15/31 (Call 05/15/31)	20	16,060
3.90%, 08/21/27 (Call 05/21/27)	15	14,333
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	30	28,670
		1,757,535
Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 03/30/40	75	77,736
6.38%, 03/01/35	20	21,370
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	25	22,090
1.70%, 03/25/26 (Call 06/11/24)	60	56,166
2.25%, 02/01/32 (Call 11/01/31)	20	16,129
2.55%, 12/01/33 (Call 09/01/33)	50	39,430
2.75%, 06/01/31 (Call 03/01/31)	10	8,496
3.30%, 02/01/52 (Call 08/01/51)	60	39,884
3.50%, 06/01/41 (Call 12/01/40)	90	68,700
3.50%, 09/15/53 (Call 03/15/53)	55	37,177
3.55%, 09/15/55 (Call 03/15/55)	125	83,971
3.65%, 06/01/51 (Call 12/01/50)	40	28,181
3.65%, 09/15/59 (Call 03/15/59)	20	13,331
3.80%, 02/15/27 (Call 11/15/26)	70	67,476
3.80%, 12/01/57 (Call 06/01/57)	39	27,137
3.85%, 06/01/60 (Call 12/01/59)	30	20,912
3.88%, 01/15/26 (Call 10/15/25)	5	4,883
4.25%, 03/01/27 (Call 12/01/26)	50	48,815
4.30%, 02/15/30 (Call 11/15/29)	5	4,764
4.30%, 12/15/42 (Call 06/15/42)	30	25,018
4.35%, 03/01/29 (Call 12/01/28)	25	24,109
4.35%, 06/15/45 (Call 12/15/44)	20	16,629
4.50%, 05/15/35 (Call 11/15/34)	40	36,582
4.50%, 03/09/48 (Call 09/09/47)	20	16,508
4.55%, 03/09/49 (Call 09/09/48)	25	20,683
4.75%, 05/15/46 (Call 11/15/45)	50	43,561

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.90%, 08/15/37 (Call 02/14/37)	$35	$32,408
5.25%, 03/01/37 (Call 09/01/36)	30	29,018
5.40%, 02/15/34 (Call 11/15/33)	15	14,880
5.54%, 02/20/26 (Call 06/11/24)	10	10,001
6.00%, 08/15/40 (Call 05/15/40)	5	5,094
6.30%, 01/15/38	15	15,769
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48 (Call 10/01/47)	20	16,657
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	15	11,925
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	15	9,837
British Telecommunications PLC, 9.63%, 12/15/30	25	30,383
Cisco Systems Inc.
2.95%, 02/28/26	10	9,640
3.50%, 06/15/25	5	4,915
5.50%, 01/15/40	30	30,452
5.90%, 02/15/39	55	58,335
Corning Inc.
4.70%, 03/15/37	25	22,813
4.75%, 03/15/42	15	13,252
5.45%, 11/15/79 (Call 05/19/79)	20	18,339
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	34,991
9.25%, 06/01/32	5	6,205
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	10	9,358
3.75%, 08/15/29 (Call 05/15/29)	10	9,300
5.95%, 03/15/41	5	5,008
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	8,326
2.75%, 05/24/31 (Call 02/24/31)	10	8,428
4.60%, 02/23/28 (Call 11/23/27)	5	4,900
5.50%, 09/01/44	5	4,838
5.60%, 06/01/32 (Call 03/01/32)	5	5,028
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	15	14,656
9.00%, 03/01/31	20	23,928
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)	30	28,377
3.63%, 12/15/25 (Call 09/15/25)	10	9,702
3.80%, 03/15/32 (Call 12/15/31)	30	26,620
4.30%, 02/15/48 (Call 08/15/47)	20	15,766
4.35%, 05/01/49 (Call 11/01/48)	5	3,962
4.50%, 03/15/42 (Call 09/15/41)	10	8,439
5.00%, 03/15/44 (Call 09/15/43)	20	17,898
7.50%, 08/15/38	15	17,213
Sprint Capital Corp.
6.88%, 11/15/28	30	31,709
8.75%, 03/15/32	25	29,922
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	10	10,278
Telefonica Emisiones SA, 7.05%, 06/20/36	55	59,720
Telefonica Europe BV, 8.25%, 09/15/30	15	16,953
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	14,029
3.40%, 05/13/32 (Call 02/13/32)	25	21,615
3.70%, 09/15/27 (Call 06/15/27)	15	14,274
4.60%, 11/16/48 (Call 05/16/48)	5	4,173
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	40	37,433
2.25%, 02/15/26 (Call 06/11/24)	15	14,203
2.25%, 11/15/31 (Call 08/15/31)	20	16,215
2.55%, 02/15/31 (Call 11/15/30)	10	8,427
Security	Par (000)	Value

Telecommunications (continued)
2.63%, 04/15/26 (Call 06/11/24)	$30	$28,493
2.63%, 02/15/29 (Call 06/11/24)	50	44,516
3.00%, 02/15/41 (Call 08/15/40)	40	28,679
3.30%, 02/15/51 (Call 08/15/50)	25	16,826
3.38%, 04/15/29 (Call 06/11/24)	50	45,907
3.40%, 10/15/52 (Call 04/15/52)	30	20,404
3.50%, 04/15/31 (Call 04/15/26)	55	49,149
3.60%, 11/15/60 (Call 05/15/60)	35	23,504
3.75%, 04/15/27 (Call 02/15/27)	89	85,325
3.88%, 04/15/30 (Call 01/15/30)	20	18,589
4.50%, 04/15/50 (Call 10/15/49)	40	33,306
4.75%, 02/01/28 (Call 06/11/24)	45	44,224
5.38%, 04/15/27 (Call 06/11/24)	50	50,042
5.65%, 01/15/53 (Call 07/15/52)	10	9,843
5.75%, 01/15/54 (Call 07/15/53)	60	59,639
5.80%, 09/15/62 (Call 03/15/62)	25	24,892
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	5	4,686
1.45%, 03/20/26 (Call 02/20/26)	5	4,673
1.75%, 01/20/31 (Call 10/20/30)	5	4,014
2.10%, 03/22/28 (Call 01/22/28)	5	4,480
2.36%, 03/15/32 (Call 12/15/31)	25	20,291
2.55%, 03/21/31 (Call 12/21/30)	34	28,664
2.63%, 08/15/26	5	4,733
2.65%, 11/20/40 (Call 05/20/40)	50	34,480
2.85%, 09/03/41 (Call 03/03/41)	65	45,538
2.88%, 11/20/50 (Call 05/20/50)	45	28,323
2.99%, 10/30/56 (Call 04/30/56)	5	3,046
3.00%, 11/20/60 (Call 05/20/60)(b)	30	17,933
3.15%, 03/22/30 (Call 12/22/29)	5	4,481
3.40%, 03/22/41 (Call 09/22/40)	35	26,750
3.55%, 03/22/51 (Call 09/22/50)	50	35,767
3.70%, 03/22/61 (Call 09/22/60)	55	38,676
3.85%, 11/01/42 (Call 05/01/42)	40	31,929
3.88%, 03/01/52 (Call 09/01/51)	25	18,909
4.02%, 12/03/29 (Call 09/03/29)	10	9,435
4.13%, 03/16/27	50	48,703
4.13%, 08/15/46	5	4,052
4.27%, 01/15/36	10	9,011
4.33%, 09/21/28	20	19,383
4.40%, 11/01/34 (Call 05/01/34)	25	23,051
4.50%, 08/10/33	20	18,755
4.52%, 09/15/48	5	4,274
4.67%, 03/15/55	15	12,938
4.75%, 11/01/41	15	13,745
4.81%, 03/15/39	25	23,096
4.86%, 08/21/46	5	4,558
5.01%, 08/21/54	15	13,618
5.05%, 05/09/33 (Call 02/09/33)	25	24,581
5.25%, 03/16/37	45	44,198
5.85%, 09/15/35	60	62,035
Vodafone Group PLC
4.25%, 09/17/50	35	27,409
4.38%, 05/30/28	20	19,522
4.38%, 02/19/43	45	38,097
4.88%, 06/19/49	25	21,743
5.13%, 06/19/59	20	17,578
5.25%, 05/30/48	5	4,638
6.15%, 02/27/37	65	67,837
6.25%, 11/30/32	5	5,284
		3,223,602

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	$40	$37,539
3.55%, 11/19/26 (Call 09/19/26)	18	17,135
3.90%, 11/19/29 (Call 08/19/29)	15	13,738
5.10%, 05/15/44 (Call 11/15/43)	5	4,307
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	5	4,495
		77,214
Transportation — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3-mo. LIBOR US + 2.350%)(c)	5	4,949
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	15	9,418
3.25%, 06/15/27 (Call 03/15/27)	40	38,139
3.30%, 09/15/51 (Call 03/15/51)	11	7,601
3.55%, 02/15/50 (Call 08/15/49)	25	18,212
3.90%, 08/01/46 (Call 02/01/46)	10	7,909
4.05%, 06/15/48 (Call 12/15/47)	15	12,051
4.13%, 06/15/47 (Call 12/15/46)	10	8,160
4.40%, 03/15/42 (Call 09/15/41)	10	8,755
4.45%, 01/15/53 (Call 07/15/52)	5	4,238
5.20%, 04/15/54 (Call 10/15/53)	105	99,756
5.75%, 05/01/40 (Call 11/01/39)	10	10,254
6.20%, 08/15/36	5	5,403
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	15	14,426
3.20%, 08/02/46 (Call 02/02/46)	15	10,763
3.85%, 08/05/32 (Call 05/05/32)	15	13,712
4.45%, 01/20/49 (Call 07/20/48)	30	26,129
6.20%, 06/01/36	5	5,387
6.25%, 08/01/34	5	5,418
6.38%, 11/15/37	5	5,447
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10	9,180
2.05%, 03/05/30 (Call 12/05/29)	5	4,229
2.45%, 12/02/31 (Call 09/02/31)	25	22,587
2.88%, 11/15/29 (Call 08/15/29)	5	4,462
3.10%, 12/02/51 (Call 06/02/51)(b)	35	23,168
3.50%, 05/01/50 (Call 11/01/49)	4	2,878
4.00%, 06/01/28 (Call 03/01/28)	25	24,051
4.20%, 11/15/69 (Call 05/15/69)	10	7,593
4.80%, 09/15/35 (Call 03/15/35)	10	9,491
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,187
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,676
2.50%, 05/15/51 (Call 11/15/50)	15	8,816
2.60%, 11/01/26 (Call 08/01/26)	45	42,462
3.25%, 06/01/27 (Call 03/01/27)	5	4,745
3.35%, 11/01/25 (Call 08/01/25)	85	82,723
3.35%, 09/15/49 (Call 03/15/49)	15	10,507
3.80%, 11/01/46 (Call 05/01/46)	10	7,762
4.10%, 11/15/32 (Call 08/15/32)	20	18,580
4.30%, 03/01/48 (Call 09/01/47)	15	12,525
4.50%, 11/15/52 (Call 05/15/52)	5	4,267
4.50%, 08/01/54 (Call 02/01/54)	5	4,229
4.65%, 03/01/68 (Call 09/01/67)	10	8,368
4.75%, 11/15/48 (Call 05/15/48)	15	13,373
5.50%, 04/15/41 (Call 10/15/40)	5	4,958
6.15%, 05/01/37	10	10,701
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	5	4,200
3.10%, 08/05/29 (Call 05/05/29)(b)	10	9,083
Security	Par (000)	Value

Transportation (continued)
3.25%, 04/01/26 (Call 01/01/26)	$20	$19,335
3.40%, 02/15/28 (Call 11/15/27)	33	31,132
4.20%, 10/17/28 (Call 07/17/28)	20	19,329
4.25%, 05/15/30 (Call 02/15/30)	20	19,134
4.55%, 04/01/46 (Call 10/01/45)	15	12,430
4.75%, 11/15/45 (Call 05/15/45)	30	25,720
4.90%, 01/15/34	20	19,348
4.95%, 10/17/48 (Call 04/17/48)	5	4,377
5.25%, 05/15/50 (Call 11/15/49)	10	9,187
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	20	16,606
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	20	19,509
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,815
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	50	41,753
2.55%, 11/01/29 (Call 08/01/29)	5	4,380
2.90%, 06/15/26 (Call 03/15/26)	50	47,752
3.05%, 05/15/50 (Call 11/15/49)	20	12,996
3.16%, 05/15/55 (Call 11/15/54)	52	32,823
3.80%, 08/01/28 (Call 05/01/28)	15	14,292
4.45%, 03/01/33 (Call 12/01/32)	5	4,711
4.55%, 06/01/53 (Call 12/01/52)	20	16,768
5.35%, 08/01/54 (Call 02/01/54)	5	4,756
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	10	9,213
2.85%, 03/01/27 (Call 02/01/27)	5	4,692
2.90%, 12/01/26 (Call 10/01/26)	15	14,129
3.35%, 09/01/25 (Call 08/01/25)	10	9,723
4.63%, 06/01/25 (Call 05/01/25)	70	69,255
5.25%, 06/01/28 (Call 05/01/28)	5	5,007
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	45	41,764
2.80%, 02/14/32 (Call 12/15/31)	20	17,124
2.89%, 04/06/36 (Call 01/06/36)	30	23,993
2.97%, 09/16/62 (Call 03/16/62)	60	35,586
3.20%, 05/20/41 (Call 11/20/40)	15	11,393
3.25%, 02/05/50 (Call 08/05/49)	10	6,965
3.38%, 02/01/35 (Call 08/01/34)	15	12,787
3.50%, 02/14/53 (Call 08/14/52)	5	3,587
3.55%, 08/15/39 (Call 02/15/39)	15	12,162
3.70%, 03/01/29 (Call 12/01/28)	25	23,703
3.80%, 10/01/51 (Call 04/01/51)	25	19,108
3.80%, 04/06/71 (Call 10/06/70)	15	10,584
3.84%, 03/20/60 (Call 09/20/59)	30	21,984
3.85%, 02/14/72 (Call 08/14/71)	5	3,577
3.95%, 09/10/28 (Call 06/10/28)	45	43,439
4.10%, 09/15/67 (Call 03/15/67)	5	3,768
4.30%, 03/01/49 (Call 09/01/48)	10	8,282
4.50%, 01/20/33 (Call 10/20/32)	10	9,570
4.50%, 09/10/48 (Call 03/10/48)	15	12,887
4.75%, 02/21/26 (Call 01/21/26)	15	14,901
6.63%, 02/01/29	15	16,051
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	23,500
2.50%, 09/01/29 (Call 06/01/29)	10	8,876
3.40%, 03/15/29 (Call 12/15/28)	10	9,378
4.45%, 04/01/30 (Call 01/01/30)	20	19,481
4.88%, 03/03/33 (Call 12/03/32)	10	9,815
5.05%, 03/03/53 (Call 09/03/52)	25	23,321
5.20%, 04/01/40 (Call 10/01/39)	15	14,688

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.30%, 04/01/50 (Call 10/01/49)	$25	$24,195
6.20%, 01/15/38	35	37,963
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	30	29,236
		1,741,768
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	5	3,953
3.10%, 06/01/51 (Call 12/01/50)	5	3,126
3.25%, 09/15/26 (Call 06/15/26)	5	4,763
3.50%, 06/01/32 (Call 03/01/32)	60	51,819
4.55%, 11/07/28 (Call 08/07/28)(b).	15	14,599
4.70%, 04/01/29 (Call 01/01/29)	40	39,043
		117,303
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	10	9,136

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	35	28,996
2.95%, 09/01/27 (Call 06/01/27)	25	23,388
3.45%, 06/01/29 (Call 03/01/29)	10	9,258
3.75%, 09/01/47 (Call 03/01/47)	35	26,522
4.30%, 12/01/42 (Call 06/01/42)	5	4,264
4.30%, 09/01/45 (Call 03/01/45)	15	12,655
6.59%, 10/15/37	15	16,506
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	25	16,743
3.57%, 05/01/29 (Call 02/01/29)	115	105,930
5.30%, 05/01/52 (Call 11/01/51)	5	4,563
United Utilities PLC, 6.88%, 08/15/28	20	21,033
		269,858
Total Corporate Bonds & Notes — 34.7%
(Cost: $81,224,487)		76,135,796

Foreign Government Obligations(e)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	5	4,615
3.75%, 04/26/28	25	24,185
Export Development Canada, 3.00%, 05/25/27	20	19,030
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,078
Province of Alberta Canada
1.30%, 07/22/30	55	44,904
3.30%, 03/15/28	5	4,735
Province of British Columbia Canada
0.90%, 07/20/26	45	41,309
1.30%, 01/29/31	5	4,034
2.25%, 06/02/26	10	9,480
7.25%, 09/01/36	15	17,953
Province of Manitoba Canada, 2.13%, 06/22/26	65	61,313
Province of Ontario Canada
0.63%, 01/21/26	25	23,254
1.05%, 04/14/26	5	4,647
1.13%, 10/07/30	5	4,008
1.60%, 02/25/31	10	8,187
2.30%, 06/15/26	20	18,956
4.20%, 01/18/29	100	97,638
Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	$145	$137,565
1.35%, 05/28/30	40	32,907
		570,798
Chile — 0.2%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	25	15,300
3.25%, 09/21/71 (Call 03/21/71)	5	3,055
3.86%, 06/21/47	10	7,714
4.85%, 01/22/29 (Call 12/22/28)	200	196,526
4.95%, 01/05/36 (Call 10/05/35)	200	190,580
		413,175
Hungary — 0.0%
Hungary Government International Bond, 7.63%,
03/29/41	25	28,246

Indonesia — 0.2%
Indonesia Government International Bond
2.15%, 07/28/31 (Call 04/28/31)	15	12,206
3.05%, 03/12/51	5	3,356
3.35%, 03/12/71	10	6,312
3.70%, 10/30/49	10	7,500
3.85%, 10/15/30	200	184,164
4.10%, 04/24/28	10	9,591
4.45%, 04/15/70	15	12,079
4.65%, 09/20/32 (Call 06/20/32)	200	191,112
		426,320
Israel — 0.2%
Israel Government International Bond
4.50%, 01/17/33	200	179,954
5.38%, 03/12/29	200	196,458
		376,412
Italy — 0.1%
Republic of Italy Government International Bond,
2.88%, 10/17/29	270	237,198

Japan — 0.1%
Japan Bank for International Cooperation, 2.75%,
11/16/27	200	186,363

Mexico — 0.4%
Mexico Government International Bond
4.15%, 03/28/27	200	193,177
4.28%, 08/14/41 (Call 02/14/41)	15	11,757
4.50%, 04/22/29	5	4,782
4.50%, 01/31/50 (Call 07/31/49)	200	152,626
4.60%, 01/23/46	250	195,068
4.75%, 03/08/44	25	20,256
4.88%, 05/19/33 (Call 02/19/33)	200	185,908
5.00%, 04/27/51 (Call 10/27/50)	10	8,131
5.55%, 01/21/45	5	4,519
5.75%, 12/31/99	5	4,181
6.75%, 09/27/34	15	15,772
7.50%, 04/08/33	5	5,569
11.50%, 05/15/26	5	5,632
		807,378
Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	160	102,060
6.70%, 01/26/36	180	172,876

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
6.85%, 03/28/54 (Call 09/28/53)	$5	$4,518
		279,454
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	30	25,308
2.78%, 12/01/60 (Call 06/01/60)	40	22,032
2.84%, 06/20/30	5	4,319
3.00%, 01/15/34 (Call 10/15/33)	150	120,235
3.23%, 12/31/99 (Call 01/28/2121)	5	2,757
4.13%, 08/25/27	5	4,799
6.55%, 03/14/37	25	26,341
8.75%, 11/21/33	31	37,212
		243,003
Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	15,884
2.65%, 12/10/45	5	3,188
2.95%, 05/05/45	220	148,571
3.20%, 07/06/46	5	3,470
3.56%, 09/29/32	5	4,402
3.75%, 01/14/29	200	187,537
4.20%, 03/29/47	10	8,116
9.50%, 02/02/30	100	120,844
		492,012
Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	22	21,257
5.13%, 09/18/34 (Call 06/18/34)	100	97,509
5.50%, 04/04/53 (Call 10/04/52)	55	53,295
5.75%, 11/16/32 (Call 08/16/32)	60	61,884
		233,945
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	200,369
Korea Development Bank (The), 4.38%, 02/15/28	200	196,259
		396,628
Supranational — 1.2%
African Development Bank
0.88%, 03/23/26	25	23,240
3.38%, 07/07/25	5	4,903
4.38%, 11/03/27	6	5,929
Asian Development Bank
0.38%, 09/03/25	60	56,566
0.50%, 02/04/26	115	106,762
0.75%, 10/08/30	5	3,953
1.00%, 04/14/26	160	148,799
1.50%, 01/20/27	10	9,194
1.75%, 09/19/29	15	12,996
1.88%, 01/24/30	5	4,323
2.00%, 04/24/26	5	4,734
3.88%, 06/14/33	45	42,516
4.00%, 01/12/33	70	66,884
4.25%, 01/09/26	5	4,939
4.50%, 08/25/28	10	9,942
4.63%, 06/13/25	5	4,969
5.82%, 06/16/28	15	15,543
Asian Infrastructure Investment Bank (The)
3.38%, 06/29/25	5	4,901
3.75%, 09/14/27	5	4,846
Council of Europe Development Bank, 0.88%,
09/22/26(b)	15	13,700
Security	Par (000)	Value

Supranational (continued)
Council Of Europe Development Bank, 3.75%,
05/25/26	$15	$14,661
European Bank for Reconstruction & Development
0.50%, 01/28/26	5	4,645
4.38%, 03/09/28	5	4,944
European Investment Bank
0.38%, 12/15/25	5	4,658
0.38%, 03/26/26	365	336,300
0.75%, 10/26/26	20	18,182
0.75%, 09/23/30	5	3,966
1.25%, 02/14/31	30	24,350
1.63%, 10/09/29	5	4,306
1.63%, 05/13/31	10	8,285
2.13%, 04/13/26	25	23,773
2.75%, 08/15/25	15	14,583
3.25%, 11/15/27	20	19,088
3.75%, 02/14/33	335	315,494
3.88%, 03/15/28	35	34,047
4.88%, 02/15/36	10	10,173
Inter-American Development Bank
0.63%, 07/15/25	45	42,786
0.63%, 09/16/27	30	26,290
0.88%, 04/20/26	150	139,094
1.13%, 07/20/28	3	2,609
1.13%, 01/13/31	35	28,101
2.00%, 06/02/26	10	9,444
2.25%, 06/18/29	5	4,474
2.38%, 07/07/27	35	32,622
3.13%, 09/18/28	10	9,412
3.50%, 04/12/33	50	45,918
4.38%, 01/24/44	30	27,770
4.50%, 05/15/26	5	4,958
Inter-American Investment Corp., 4.13%, 02/15/28	5	4,874
International Bank for Reconstruction & Development
0.38%, 07/28/25	15	14,204
0.50%, 10/28/25	45	42,225
0.75%, 11/24/27	10	8,747
0.88%, 07/15/26	15	13,807
0.88%, 05/14/30	60	48,458
1.13%, 09/13/28	70	60,575
1.25%, 02/10/31	55	44,461
1.38%, 04/20/28	55	48,641
1.63%, 11/03/31	75	61,095
1.75%, 10/23/29	15	12,973
1.88%, 10/27/26(b)	69	64,422
2.50%, 07/29/25	65	63,076
2.50%, 11/22/27	5	4,653
2.50%, 03/29/32	40	34,568
3.13%, 06/15/27	60	57,310
3.50%, 07/12/28	30	28,741
3.63%, 09/21/29	5	4,770
3.88%, 02/14/30	15	14,457
4.00%, 07/25/30	5	4,841
4.00%, 01/10/31	80	77,240
4.75%, 11/14/33	55	55,628
International Finance Corp.
0.38%, 07/16/25(b)	5	4,741
0.75%, 10/08/26	99	90,143
0.75%, 08/27/30	5	3,969
2.13%, 04/07/26	25	23,773

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.50%, 07/13/28	$5	$4,975
		2,661,939
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 01/23/31 (Call 10/23/30)	50	48,354
4.98%, 04/20/55	45	40,771
5.75%, 10/28/34 (Call 07/28/34)	70	72,475
		161,600
Total Foreign Government Obligations — 3.4%
(Cost: $8,014,172)		7,514,471

Municipal Debt Obligations

California — 0.3%
California State University RB, Class B, 2.72%,
11/01/52	70	46,089
City of San Francisco California Public Utilities
Commission Water Revenue RB BAB, 6.95%,
11/01/50	20	22,999
East Bay Municipal Utility District Water System
Revenue RB BAB, Series B, 5.87%, 06/01/40	100	102,950
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	25	28,605
Regents of the University of California Medical Center
Pooled Revenue RB, 3.01%, 05/15/50
(Call 11/15/49)	100	66,937
State of California GO
2.50%, 10/01/29	50	44,418
3.38%, 04/01/25	25	24,584
State of California GO BAB, 7.30%, 10/01/39	150	172,532
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,807
Series BD, 3.35%, 07/01/29	35	32,451
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,907
		570,279
Florida — 0.1%
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	100	89,765

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project
M, Series 2010-A, 6.66%, 04/01/57	20	22,268

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C,
4.47%, 01/01/49(b)	45	40,082
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB, Series A, 6.90%, 12/01/40	24	26,749
State of Illinois GO, 5.10%, 06/01/33	100	97,920
		164,751
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E,
5.46%, 12/01/39	25	25,060

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB
BAB, Series C, 5.75%, 12/15/28	50	50,124
New Jersey Turnpike Authority RB BAB, Series A,
7.10%, 01/01/41	50	56,699
		106,823
Security	Par (000)	Value

New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series
2010-A, 6.67%, 11/15/39	$45	$48,104
New York City Municipal Water Finance Authority RB
BAB, 5.44%, 06/15/43	50	48,471
New York State Dormitory Authority RB BAB, Series F,
5.63%, 03/15/39	15	15,112
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	75	75,743
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	50	43,336
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	48,640
		279,406
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%,
02/15/50	45	58,112
JobsOhio Beverage System RB, Series B, 4.53%,
01/01/35	25	24,203
		82,315
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	50,683

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board RB, Series
2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	72,948

Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(b)	25	23,680
Grand Parkway Transportation Corp. RB, 3.24%,
10/01/52 (Call 04/01/30)	50	34,847
State of Texas GO BAB, 5.52%, 04/01/39(b)	65	66,345
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	15	14,547
5.17%, 04/01/41(b)	65	64,376
		203,795
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117
(Call 03/01/2117)	25	19,073

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36
(Call 05/01/27)	25	22,739

Total Municipal Debt Obligations — 0.8%
(Cost: $1,925,848)		1,709,905

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks
0.38%, 09/04/25	10	9,433
3.13%, 09/12/25	10	9,734
3.25%, 06/09/28	90	85,486
3.25%, 11/16/28	990	937,610
5.50%, 07/15/36	35	37,529
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	249,932
Federal National Mortgage Association
0.88%, 08/05/30	200	160,056
1.88%, 09/24/26	475	444,668
5.63%, 07/15/37	186	201,180
6.25%, 05/15/29(b)	50	53,729
6.63%, 11/15/30	100	110,973

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.25%, 05/15/30	$35	$39,768
Tennessee Valley Authority
3.50%, 12/15/42	67	54,492
5.50%, 06/15/38	10	10,500
5.88%, 04/01/36	50	54,395
6.15%, 01/15/38	185	205,594
7.13%, 05/01/30	190	213,849
Series A, 2.88%, 02/01/27	100	95,259
		2,974,187
U.S. Government Obligations — 58.1%
U.S. Treasury Note/Bond
0.25%, 05/31/25	300	285,750
0.25%, 06/30/25	300	284,813
0.25%, 07/31/25	250	236,455
0.25%, 08/31/25	30	28,168
0.25%, 09/30/25	400	375,516
0.25%, 10/31/25	300	280,582
0.38%, 04/30/25	400	382,969
0.38%, 11/30/25	400	373,547
0.38%, 12/31/25	350	325,664
0.38%, 01/31/26	400	370,906
0.38%, 07/31/27	350	306,523
0.38%, 09/30/27	500	435,117
0.50%, 02/28/26	550	509,566
0.50%, 06/30/27	450	397,090
0.50%, 08/31/27	600	525,984
0.50%, 10/31/27	500	435,664
0.63%, 07/31/26	300	274,453
0.63%, 03/31/27	100	89,375
0.63%, 11/30/27	300	261,797
0.63%, 12/31/27	610	530,700
0.63%, 05/15/30	350	279,891
0.63%, 08/15/30	775	614,006
0.75%, 03/31/26	400	371,219
0.75%, 04/30/26	700	647,773
0.75%, 05/31/26	400	369,031
0.75%, 08/31/26	300	274,336
0.75%, 01/31/28	850	740,895
0.88%, 06/30/26	500	461,328
0.88%, 09/30/26	500	457,500
1.00%, 07/31/28	700	606,539
1.13%, 10/31/26	400	367,062
1.13%, 02/28/27	300	272,695
1.13%, 02/29/28	400	352,750
1.13%, 08/31/28	300	260,719
1.13%, 02/15/31	500	404,297
1.13%, 05/15/40	300	181,734
1.13%, 08/15/40	400	240,000
1.25%, 11/30/26	700	642,852
1.25%, 12/31/26	700	641,648
1.25%, 03/31/28	400	353,562
1.25%, 04/30/28	200	176,406
1.25%, 05/31/28	550	483,914
1.25%, 06/30/28	680	596,912
1.25%, 09/30/28	800	697,562
1.25%, 08/15/31	600	481,500
1.25%, 05/15/50	390	189,942
1.38%, 10/31/28	600	524,766
1.38%, 11/15/31	1,360	1,093,525
1.38%, 11/15/40	400	249,000
1.38%, 08/15/50	1,150	578,414
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 08/15/26	$630	$586,687
1.50%, 01/31/27	400	368,094
1.50%, 11/30/28	500	438,867
1.63%, 02/15/26	400	378,391
1.63%, 05/15/26	400	375,922
1.63%, 09/30/26	300	279,375
1.63%, 10/31/26	300	278,719
1.63%, 11/30/26	300	278,180
1.63%, 05/15/31	920	764,031
1.63%, 11/15/50	760	408,856
1.75%, 01/31/29	400	353,781
1.75%, 08/15/41	780	508,706
1.88%, 07/31/26	200	188,016
1.88%, 02/28/27	500	463,906
1.88%, 02/28/29	300	266,461
1.88%, 02/15/32	1,300	1,079,812
1.88%, 02/15/41	850	574,148
1.88%, 02/15/51	500	287,031
1.88%, 11/15/51	630	359,297
2.00%, 08/15/25	400	385,609
2.00%, 11/15/26	650	608,969
2.00%, 11/15/41	500	338,906
2.00%, 02/15/50	580	346,731
2.00%, 08/15/51	700	413,328
2.13%, 05/31/26	500	474,141
2.25%, 11/15/25	350	336,396
2.25%, 03/31/26	500	476,953
2.25%, 02/15/27	300	281,508
2.25%, 08/15/27	250	232,305
2.25%, 11/15/27	400	370,156
2.25%, 05/15/41	750	536,016
2.25%, 08/15/46	265	174,527
2.25%, 02/15/52	680	425,850
2.38%, 04/30/26	500	477,246
2.38%, 05/15/27	500	468,672
2.38%, 03/31/29	700	635,469
2.38%, 05/15/29	500	453,047
2.38%, 02/15/42	550	395,656
2.38%, 11/15/49	300	196,266
2.38%, 05/15/51	470	304,692
2.50%, 03/31/27	400	377,094
2.50%, 02/15/45	395	278,290
2.50%, 02/15/46	300	208,922
2.50%, 05/15/46	260	180,578
2.63%, 04/15/25	500	489,043
2.63%, 05/31/27	400	377,375
2.63%, 07/31/29	400	365,594
2.75%, 05/15/25	400	390,984
2.75%, 08/31/25	200	194,344
2.75%, 04/30/27	400	379,219
2.75%, 07/31/27	600	566,766
2.75%, 02/15/28	300	281,203
2.75%, 05/31/29	402	370,225
2.75%, 08/15/32	700	616,656
2.75%, 08/15/42	190	144,252
2.75%, 11/15/42	300	227,016
2.75%, 08/15/47	200	143,906
2.75%, 11/15/47	620	445,141
2.88%, 04/30/25	400	391,734
2.88%, 05/31/25	230	224,852
2.88%, 06/15/25	400	390,750

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 07/31/25	$200	$194,945
2.88%, 11/30/25	200	193,820
2.88%, 05/15/28	200	187,875
2.88%, 08/15/28	500	468,164
2.88%, 04/30/29	300	278,508
2.88%, 05/15/32	700	624,422
2.88%, 05/15/43	400	307,063
2.88%, 08/15/45	200	150,063
2.88%, 11/15/46	150	111,281
2.88%, 05/15/49	300	218,578
2.88%, 05/15/52	920	663,837
3.00%, 07/15/25	400	390,781
3.00%, 09/30/25	200	194,719
3.00%, 10/31/25	400	388,844
3.00%, 05/15/42	200	158,438
3.00%, 11/15/44	200	154,375
3.00%, 05/15/45	200	153,688
3.00%, 11/15/45	140	107,231
3.00%, 02/15/47	200	151,469
3.00%, 05/15/47	100	75,609
3.00%, 02/15/48	770	578,583
3.00%, 08/15/48	850	636,969
3.00%, 02/15/49	150	112,148
3.00%, 08/15/52	870	644,480
3.13%, 08/15/25	400	390,797
3.13%, 08/31/27	600	572,859
3.13%, 11/15/28	600	566,062
3.13%, 08/31/29	250	233,945
3.13%, 02/15/43	820	656,512
3.13%, 08/15/44	300	237,094
3.13%, 05/15/48	350	268,844
3.25%, 06/30/27	600	576,141
3.25%, 06/30/29	250	235,723
3.25%, 05/15/42	400	329,062
3.38%, 05/15/33	1,100	1,009,766
3.38%, 08/15/42	450	375,961
3.38%, 11/15/48	950	761,781
3.50%, 09/15/25	900	882,246
3.50%, 01/31/28	1,100	1,059,523
3.50%, 04/30/28	800	769,437
3.50%, 01/31/30	800	759,750
3.50%, 04/30/30	1,100	1,042,766
3.50%, 02/15/33	1,000	928,594
3.50%, 02/15/39	800	711,750
3.63%, 05/15/26	880	859,547
3.63%, 03/31/28	500	483,320
3.63%, 05/31/28	700	676,156
3.63%, 03/31/30	200	190,984
3.63%, 08/15/43	300	257,813
3.63%, 02/15/53	810	678,502
3.63%, 05/15/53	950	795,922
3.75%, 04/15/26	400	391,797
3.75%, 12/31/28	400	387,219
3.75%, 05/31/30	300	288,117
3.75%, 06/30/30	300	287,930
3.75%, 12/31/30	600	574,500
3.75%, 11/15/43	200	174,844
3.88%, 04/30/25	600	592,805
3.88%, 01/15/26	500	491,328
3.88%, 11/30/27	200	195,250
3.88%, 12/31/27	300	292,852
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.88%, 09/30/29	$200	$193,969
3.88%, 11/30/29	200	193,828
3.88%, 12/31/29	700	678,016
3.88%, 08/15/33	1,000	953,125
3.88%, 02/15/43	750	670,781
3.88%, 05/15/43	600	535,594
4.00%, 12/15/25	700	689,527
4.00%, 02/15/26	500	492,168
4.00%, 01/15/27	1,500	1,473,398
4.00%, 02/29/28	600	587,859
4.00%, 06/30/28	2,300	2,252,203
4.00%, 01/31/29	500	489,102
4.00%, 10/31/29	200	195,063
4.00%, 02/28/30	900	876,867
4.00%, 07/31/30	2,600	2,529,312
4.00%, 02/15/34	1,400	1,346,406
4.00%, 11/15/42	300	273,516
4.00%, 11/15/52	950	853,219
4.13%, 06/15/26	5,000	4,928,906
4.13%, 09/30/27	600	590,719
4.13%, 07/31/28	2,100	2,065,875
4.13%, 03/31/29	500	491,602
4.13%, 08/31/30	3,700	3,622,531
4.13%, 03/31/31	400	391,312
4.13%, 11/15/32	1,050	1,022,602
4.13%, 08/15/53	800	733,875
4.25%, 05/31/25	450	445,852
4.25%, 10/15/25	2,000	1,978,516
4.25%, 02/28/29	400	395,594
4.25%, 02/28/31	700	689,937
4.25%, 02/15/54	750	703,594
4.38%, 08/15/26	1,000	990,625
4.38%, 12/15/26	1,050	1,040,812
4.38%, 08/31/28	2,500	2,482,812
4.38%, 11/30/28	800	795,062
4.38%, 11/30/30	1,270	1,260,376
4.38%, 05/15/34	700	693,766
4.38%, 02/15/38	840	829,369
4.38%, 08/15/43	750	716,484
4.50%, 11/15/25	700	694,641
4.50%, 07/15/26	1,500	1,489,805
4.50%, 05/15/27	700	696,719
4.50%, 05/31/29	500	500,117
4.50%, 05/31/31	500	503,828
4.50%, 11/15/33	1,330	1,330,416
4.50%, 05/15/38	300	299,625
4.50%, 08/15/39	200	198,469
4.50%, 02/15/44	100	97,078
4.63%, 06/30/25	500	497,246
4.63%, 03/15/26	300	298,430
4.63%, 10/15/26	900	896,836
4.63%, 11/15/26	1,000	996,875
4.63%, 09/30/28	600	601,734
4.63%, 04/30/29	1,200	1,206,000
4.63%, 09/30/30	200	201,219
4.63%, 04/30/31	400	403,000
4.75%, 07/31/25	400	398,297
4.75%, 02/15/37	60	61,678
4.75%, 11/15/43	400	401,125
4.75%, 11/15/53	800	815,250
4.88%, 10/31/28	600	607,828

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.88%, 10/31/30	$700	$714,055
5.00%, 05/15/37	90	94,697
6.50%, 11/15/26	100	104,297
6.88%, 08/15/25	300	306,469
		127,640,381

Total U.S. Government & Agency Obligations — 59.5%
(Cost: $141,747,431)		130,614,568

Total Long-Term Investments — 98.4%
(Cost: $232,911,938)		215,974,740

	Shares

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)(h)	3,488,384	3,488,384

Total Short-Term Securities — 1.6%
(Cost: $3,488,384)		3,488,384

Total Investments — 100.0%
(Cost: $236,400,322)		219,463,124

Other Assets Less Liabilities — 0.0%		69,694
Net Assets — 100.0%		$219,532,818

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,236,146	$—	$(3,747,762	)(a)	$—	$—	$3,488,384	3,488,384	$22,562	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$76,135,796	$—	$76,135,796
Foreign Government Obligations	—	7,514,471	—	7,514,471
Municipal Debt Obligations	—	1,709,905	—	1,709,905
U.S. Government & Agency Obligations	—	130,614,568	—	130,614,568
Short-Term Securities
Money Market Funds	3,488,384	—	—	3,488,384
	$3,488,384	$215,974,740	$—	$219,463,124

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate